United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.
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Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 91.1%
Banks – 17.1%
BOC Hong Kong Holdings Ltd	138,500	$511,580
DBS Group Holdings Ltd	20,400	352,551
E.Sun Financial Holding Co Ltd	657,000	427,808
HDFC Bank Ltd	36,628	1,114,168
Oversea-Chinese Banking Corp Ltd	100,200	823,222
Public Bank Bhd	104,600	626,083
		3,855,412
Beverages – 2.5%
Treasury Wine Estates Ltd	54,070	563,455
Diversified Financial Services – 6.2%
Ayala Corp	45,500	778,744
Bajaj Holdings & Investment Ltd	15,000	634,611
		1,413,355
Electronic Equipment, Instruments & Components – 2.6%
Largan Precision Co Ltd	3,000	314,436
Venture Corp Ltd	27,300	276,734
		591,170
Food Products – 4.3%
Uni-President Enterprises Corp	330,000	746,880
Vietnam Dairy Products JSC	44,184	228,677
		975,557
Household Durables – 7.0%
Coway Co Ltd	7,542	500,420
Nien Made Enterprise Co Ltd	55,000	418,507
Techtronic Industries Co Ltd	124,500	656,275
		1,575,202
Industrial Conglomerates – 1.3%
John Keells Holdings PLC	334,883	292,829
Information Technology Services – 5.2%
Infosys Ltd	58,898	556,463
Tata Consultancy Services Ltd	22,599	613,222
		1,169,685
Insurance – 7.1%
AIA Group Ltd	112,800	927,981
Ping An Insurance Group Co of China Ltd	77,500	680,539
		1,608,520
Interactive Media & Services – 5.6%
Baidu Inc (ADR)*	2,388	378,737
Tencent Holdings Ltd	22,200	880,042
		1,258,779
Internet & Direct Marketing Retail – 3.0%
Alibaba Group Holding Ltd (ADR)*	4,895	670,958
Oil, Gas & Consumable Fuels – 1.4%
CNOOC Ltd	212,000	324,819
Personal Products – 1.9%
LG Household & Health Care Ltd*	428	422,616
Real Estate Management & Development – 4.7%
City Developments Ltd	78,200	464,191
Land & Houses PCL (REG)	1,937,900	588,747
		1,052,938
Semiconductor & Semiconductor Equipment – 6.0%
Taiwan Semiconductor Manufacturing Co Ltd	186,000	1,350,269
Technology Hardware, Storage & Peripherals – 5.3%
Advantech Co Ltd	90,797	617,871
Catcher Technology Co Ltd	44,000	317,230
Samsung Electronics Co Ltd	7,781	269,252
		1,204,353
Textiles, Apparel & Luxury Goods – 2.0%
Samsonite International SA*	157,800	445,509
Thrifts & Mortgage Finance – 5.2%
Housing Development Finance Corp Ltd	41,662	1,175,076
Tobacco – 2.7%
ITC Ltd	153,621	620,023
Total Common Stocks (cost $20,440,553)		20,570,525
Preferred Stocks – 2.3%
Technology Hardware, Storage & Peripherals – 2.3%
Samsung Electronics Co Ltd (cost $470,949)	17,988	513,154

Shares		Value
Warrants – 4.0%
Beverages – 1.3%
Jiangsu Yanghe Brewery, expires, 9/27/19*	21,400	$294,922
Electronic Equipment, Instruments & Components – 1.0%
Hangzhou Hikvision Digital Technology Co Ltd, expires, 1/22/19*	61,300	231,609
Household Durables – 1.7%
Midea Group Co Ltd, expires, 6/25/19*	68,014	367,277
Total Warrants (cost $1,314,402)		893,808
Investment Companies – 2.9%
Money Markets – 2.9%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $664,827)	664,827	664,827
Total Investments (total cost $22,890,731) – 100.3%		22,642,314
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(73,466)
Net Assets – 100%		$22,568,848

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$4,713,563	20.8%
Taiwan	4,193,001	18.5
China	3,828,903	16.9
Hong Kong	2,541,345	11.2
Singapore	1,916,698	8.5
South Korea	1,705,442	7.5
Philippines	778,744	3.5
United States	664,827	2.9
Malaysia	626,083	2.8
Thailand	588,747	2.6
Australia	563,455	2.5
Sri Lanka	292,829	1.3
Vietnam	228,677	1.0

Total	$22,642,314	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Banks	$-	$3,855,412	$-

Beverages	-	563,455	-
Diversified Financial Services	-	1,413,355	-
Electronic Equipment, Instruments & Components	-	591,170	-
Food Products	-	975,557	-
Household Durables	-	1,575,202	-
Industrial Conglomerates	-	292,829	-
Information Technology Services	-	1,169,685	-
Insurance	-	1,608,520	-
Interactive Media & Services	378,737	880,042	-
Internet & Direct Marketing Retail	670,958	-	-
Oil, Gas & Consumable Fuels	-	324,819	-
Personal Products	-	422,616	-
Real Estate Management & Development	-	1,052,938	-
Semiconductor & Semiconductor Equipment	-	1,350,269	-
Technology Hardware, Storage & Peripherals	-	1,204,353	-
Textiles, Apparel & Luxury Goods	-	445,509	-
Thrifts & Mortgage Finance	-	1,175,076	-
Tobacco	-	620,023	-
Preferred Stocks	-	513,154	-
Warrants	-	893,808	-
Investment Companies	664,827	-	-
Total Assets	$1,714,522	$20,927,792	$-

Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $22,148,553 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 4.5%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$7,975,000	$8,012,777
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	3,249,593	3,239,138
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	34,026,288	33,939,993
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	4,999,887	4,988,205
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.9468%, 5/28/30 (144A)‡	7,911,900	7,857,972
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.5343%, 3/10/37 (144A)‡	8,735,000	8,581,817
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 3.3051%, 9/15/34 (144A)‡	14,142,000	14,071,760
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.1771%, 3/15/37 (144A)‡	42,882,000	42,127,277
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	10,401,000	10,532,220
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	11,174,000	10,898,572
BHMS 2018-ATLS, ICE LIBOR USD 1 Month + 1.2500%, 3.7051%, 7/15/35 (144A)‡	11,750,000	11,691,904
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 3.2051%, 11/15/33 (144A)‡	23,081,558	22,937,273
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,692,000	4,581,950
Caesars Palace Las Vegas Trust 2017-VICI C, 4.1384%, 10/15/34 (144A)	6,668,000	6,699,839
Caesars Palace Las Vegas Trust 2017-VICI D, 4.3540%, 10/15/34 (144A)‡	6,971,000	6,978,025
Caesars Palace Las Vegas Trust 2017-VICI E, 4.3540%, 10/15/34 (144A)‡	9,456,000	9,238,334
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.6661%, 5/15/31 (144A)‡	8,495,966	8,319,369
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 3.9190%, 4/20/27 (144A)‡	7,824,000	7,707,735
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.9363%, 7/15/27 (144A)‡	5,765,000	5,677,972
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	9,288,672	9,082,742
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.5693%, 4/27/31 (144A)‡	6,658,469	6,508,067
CIFC Funding 2018-I Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.4446%, 4/18/31 (144A)‡	7,487,000	7,294,187
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.5090%, 4/20/31 (144A)‡	13,056,000	12,745,842
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	4,788,000	4,833,876
Credit Acceptance Auto Loan Trust 2018-2, 4.1600%, 9/15/27 (144A)	2,380,000	2,414,001
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	5,944,616	5,891,617
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	1,157,000	1,161,173
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	12,150,000	12,407,118
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	10,594,000	10,874,349
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	6,689,000	6,764,497
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.4063%, 4/15/31 (144A)‡	10,255,000	10,001,835
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4563%, 4/15/31 (144A)‡	6,329,000	6,191,743
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.4146%, 4/18/31 (144A)‡	14,758,000	14,393,714
Exeter Automobile Receivables Trust 2018-2, 3.6900%, 3/15/23 (144A)	5,225,000	5,243,209
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 5.1063%, 5/25/24‡	5,465,994	5,726,314
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.5063%, 7/25/24‡	20,356,248	21,403,019
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 6.5063%, 5/25/25‡	3,236,654	3,466,498
Fannie Mae REMICS, 3.0000%, 5/25/48	16,183,711	15,914,440
Flatiron CLO 18 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.4174%, 4/17/31 (144A)‡	8,055,000	7,829,677
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 7.0063%, 2/25/24‡	12,850,536	14,407,971
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 6.1063%, 4/25/24‡	7,594,027	8,188,122
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	1,557,000	1,530,649
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	2,381,000	2,332,782
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	5,067,000	4,961,951
JP Morgan Mortgage Trust 2018-8, 4.0000%, 1/25/49 (144A)‡	3,603,768	3,567,581

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.5090%, 7/20/31 (144A)‡	$5,503,406	$5,384,951
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	9,180,000	8,981,841
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.3063%, 11/25/50 (144A)‡,§	16,597,000	16,546,562
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.5063%, 11/25/50 (144A)‡,§	3,279,000	3,270,538
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.4163%, 4/15/31 (144A)‡	7,887,000	7,768,884
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.4999%, 7/25/31 (144A)‡	10,787,511	10,533,400
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 3.3563%, 11/25/51 (144A)‡	26,660,000	26,652,215
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	5,689,397	5,798,128
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.4063%, 4/15/31 (144A)‡	7,811,000	7,601,017
Octagon Loan Funding Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 3.8200%, 11/18/31 (144A)‡	17,901,000	17,687,853
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,260,000	2,293,644
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,312,000	2,359,480
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,409,000	12,557,970
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	16,238,000	16,109,100
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	3,739,184	3,745,403
Sequoia Mortgage Trust 2018-7 A4, 4.0000%, 9/25/48 (144A)‡	4,682,139	4,729,880
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	14,464,548	14,572,795
Sequoia Mortgage Trust 2018-CH3, 4.0000%, 8/25/48 (144A)‡	6,245,211	6,295,466
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.5946%, 4/18/31 (144A)‡	10,591,000	10,452,014
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 4.9551%, 11/15/27 (144A)‡	3,070,000	2,943,646
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.6051%, 11/15/27 (144A)‡	895,638	674,758
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.1651%, 9/24/19 (144A)‡	25,147,000	25,147,000
Towd Point Mortgage Trust 2015-3, 3.5000%, 3/25/54 (144A)‡	337,454	335,712
Towd Point Mortgage Trust 2018-3, 3.7500%, 5/25/58 (144A)‡	4,583,236	4,578,557
Towd Point Mortgage Trust 2018-4, 3.0000%, 6/25/58 (144A)‡	8,162,072	7,931,813
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.9772%, 7/23/27 (144A)‡	1,834,000	1,803,174
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2926%, 4/19/31 (144A)‡	10,677,000	10,512,734
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.3740%, 7/15/31 (144A)‡	12,527,541	12,200,459
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1412%, 5/15/46‡	1,513,743	1,522,699
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	2,874,737	2,802,798
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	811,000	805,241
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	17,996,516	17,900,357
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $712,479,496)		705,719,195
Bank Loans and Mezzanine Loans – 1.3%
Basic Industry – 0.1%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.5530%, 6/1/24‡	20,638,677	19,400,356
Capital Goods – 0.1%
HD Supply Inc, ICE LIBOR USD 3 Month + 1.7500%, 0%, 10/17/23(a),‡	8,237,000	7,886,927
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/5/23‡	8,053,088	7,650,433
		15,537,360
Communications – 0.1%
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	1,084,068	1,023,902
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	6,776,774	6,400,663
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 1/19/21‡	976,605	949,143
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 1/19/24‡	7,596,830	7,257,707
		15,631,415
Consumer Cyclical – 0.3%
Golden Nugget LLC, ICE LIBOR USD 3 Month + 2.7500%, 5.2365%, 10/4/23‡	9,773,212	9,382,284
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 4.2563%, 10/25/23‡	22,321,565	21,484,506
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 4.2196%, 4/3/25‡	23,068,960	22,477,933
		53,344,723
Consumer Non-Cyclical – 0.4%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 3/28/24‡	6,176,811	5,974,149
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.3125%, 7/2/25‡	24,182,233	23,396,310
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.8030%, 3/7/24‡	3,481,829	3,371,281
Moffett Towers Phase II,

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Non-Cyclical – (continued)
ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21‡,§	$24,354,490	$24,209,834
Valeant Pharmaceuticals International,
ICE LIBOR USD 3 Month + 3.0000%, 5.3789%, 6/2/25‡	618,888	589,837
		57,541,411
Electric – 0.3%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 6/30/23‡	15,217,002	14,600,713
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 8/4/23‡	27,347,856	26,306,997
		40,907,710
Technology – 0%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 12/29/22‡	2,795,944	2,642,167
Total Bank Loans and Mezzanine Loans (cost $212,799,304)		205,005,142
Corporate Bonds – 10.6%
Banking – 1.1%
Bank of America Corp, 2.5030%, 10/21/22	39,359,000	37,893,944
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.8610%, 5/1/20‡	40,107,000	39,968,294
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,512,000	3,419,139
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,499,000	2,454,818
Citizens Financial Group Inc, 4.3000%, 12/3/25	13,567,000	13,395,404
First Republic Bank/CA, 4.6250%, 2/13/47	6,532,000	6,299,664
Goldman Sachs Capital I, 6.3450%, 2/15/34	14,753,000	16,480,133
JPMorgan Chase & Co, 2.2950%, 8/15/21	14,737,000	14,377,445
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.8480%, 4/26/21‡	14,403,000	14,269,420
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3500%, 3.0860%, 4/26/21‡	12,210,000	12,158,952
Morgan Stanley, 3.9500%, 4/23/27	8,122,000	7,661,545
SVB Financial Group, 5.3750%, 9/15/20	10,530,000	10,860,221
		179,238,979
Basic Industry – 1.0%
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	2,377,000	2,342,558
CF Industries Inc, 4.5000%, 12/1/26 (144A)	5,972,000	5,839,529
CF Industries Inc, 5.3750%, 3/15/44	6,359,000	5,150,790
Freeport-McMoRan Inc, 3.1000%, 3/15/20	3,515,000	3,435,913
Freeport-McMoRan Inc, 3.5500%, 3/1/22	42,790,000	40,490,037
Freeport-McMoRan Inc, 3.8750%, 3/15/23	17,907,000	16,563,975
Freeport-McMoRan Inc, 4.5500%, 11/14/24	14,205,000	13,104,112
Freeport-McMoRan Inc, 5.4500%, 3/15/43	13,893,000	10,576,046
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	17,307,000	17,149,865
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	9,260,000	9,242,244
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	9,062,000	9,156,368
Steel Dynamics Inc, 4.1250%, 9/15/25	9,303,000	8,547,131
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	9,119,000	9,768,729
		151,367,297
Brokerage – 0.5%
Cboe Global Markets Inc, 3.6500%, 1/12/27	12,074,000	11,757,612
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.9658%, 5/21/21‡	8,420,000	8,384,821
Charles Schwab Corp, 3.2500%, 5/21/21	4,430,000	4,451,457
E*TRADE Financial Corp, 2.9500%, 8/24/22	12,055,000	11,694,604
E*TRADE Financial Corp, 3.8000%, 8/24/27	14,332,000	13,538,439
E*TRADE Financial Corp, 4.5000%, 6/20/28	5,520,000	5,442,818
Raymond James Financial Inc, 5.6250%, 4/1/24	6,282,000	6,792,830
Raymond James Financial Inc, 3.6250%, 9/15/26	6,210,000	5,855,197
Raymond James Financial Inc, 4.9500%, 7/15/46	10,973,000	10,556,048
		78,473,826
Capital Goods – 0.5%
Arconic Inc, 5.4000%, 4/15/21	6,340,000	6,401,737
Ball Corp, 4.3750%, 12/15/20	8,398,000	8,429,492
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	21,842,000	22,190,380
Masonite International Corp, 5.6250%, 3/15/23 (144A)	3,280,000	3,181,600
Northrop Grumman Corp, 2.5500%, 10/15/22	13,797,000	13,363,122
Owens Corning, 4.2000%, 12/1/24	4,322,000	4,287,298
United Technologies Corp, 3.9500%, 8/16/25	6,740,000	6,690,823
Vulcan Materials Co, 4.5000%, 4/1/25	987,000	980,874
Wabtec Corp, 4.1500%, 3/15/24	4,014,000	3,878,646
Wabtec Corp, 4.7000%, 9/15/28	7,899,000	7,412,562
		76,816,534
Communications – 1.5%
AT&T Inc, 5.2500%, 3/1/37	3,495,000	3,435,722
AT&T Inc, 4.7500%, 5/15/46	11,262,000	10,023,420
AT&T Inc, 5.1500%, 11/15/46	8,090,000	7,527,391
AT&T Inc, 4.5000%, 3/9/48	10,362,000	8,933,877
BellSouth LLC, 4.3330%, 4/26/19 (144A)	26,905,000	26,989,482
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	9,037,000	9,042,648

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Comcast Corp, 3.1500%, 3/1/26	$7,442,000	$7,124,139
Comcast Corp, 4.1500%, 10/15/28	6,537,000	6,641,952
Comcast Corp, 4.2500%, 10/15/30	9,924,000	10,043,340
Comcast Corp, 4.6000%, 10/15/38	8,069,000	8,157,093
Comcast Corp, 4.9500%, 10/15/58	8,308,000	8,459,371
Crown Castle International Corp, 5.2500%, 1/15/23	7,949,000	8,253,983
Crown Castle International Corp, 3.2000%, 9/1/24	8,050,000	7,618,904
T-Mobile USA Inc, 6.3750%, 3/1/25	19,551,000	19,794,605
UBM PLC, 5.7500%, 11/3/20 (144A)	11,871,000	12,155,111
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	11,856,000	11,914,094
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH,
5.0000%, 1/15/25 (144A)	12,622,000	12,331,694
Verizon Communications Inc, 2.6250%, 8/15/26	17,498,000	15,872,649
Verizon Communications Inc, 4.3290%, 9/21/28	17,919,000	18,003,736
Viacom Inc, 5.8500%, 9/1/43	15,308,000	14,979,066
Warner Media LLC, 3.6000%, 7/15/25	7,699,000	7,295,162
		234,597,439
Consumer Cyclical – 0.7%
DR Horton Inc, 3.7500%, 3/1/19	8,259,000	8,258,320
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	2,177,000	2,179,612
Ford Motor Co, 4.3460%, 12/8/26	11,126,000	9,931,543
Ford Motor Credit Co LLC, 4.6870%, 6/9/25	9,539,000	8,850,592
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	2,063,000	1,860,662
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	6,900,000	5,824,891
General Motors Co, 5.0000%, 10/1/28	11,920,000	11,301,106
General Motors Financial Co Inc, 4.3500%, 1/17/27	5,581,000	5,139,619
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp,
4.6250%, 4/1/25	1,312,000	1,243,120
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	10,313,000	10,145,414
MDC Holdings Inc, 5.5000%, 1/15/24	9,093,000	8,729,280
MGM Resorts International, 6.7500%, 10/1/20	15,156,000	15,572,790
MGM Resorts International, 6.6250%, 12/15/21	6,129,000	6,282,225
MGM Resorts International, 7.7500%, 3/15/22	2,199,000	2,339,186
MGM Resorts International, 6.0000%, 3/15/23	1,100,000	1,105,500
Toll Brothers Finance Corp, 5.8750%, 2/15/22	3,081,000	3,096,405
Toll Brothers Finance Corp, 4.3750%, 4/15/23	1,732,000	1,623,750
Wyndham Destinations Inc, 5.4000%, 4/1/24	5,475,000	5,214,938
Wyndham Destinations Inc, 6.3500%, 10/1/25	1,602,000	1,553,940
		110,252,893
Consumer Non-Cyclical – 1.2%
Becton Dickinson and Co, 2.8940%, 6/6/22	6,065,000	5,873,789
Campbell Soup Co, 3.9500%, 3/15/25	7,720,000	7,399,288
Campbell Soup Co, 4.1500%, 3/15/28	11,489,000	10,702,423
Campbell Soup Co, 4.8000%, 3/15/48	26,690,000	22,634,513
CVS Health Corp, 4.7500%, 12/1/22	4,820,000	4,972,874
CVS Health Corp, 4.1000%, 3/25/25	16,470,000	16,325,456
CVS Health Corp, 4.3000%, 3/25/28	8,280,000	8,107,673
CVS Health Corp, 5.0500%, 3/25/48	8,076,000	7,865,234
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	2,275,000	2,289,060
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	5,785,000	5,779,743
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	5,395,000	5,493,040
HCA Inc, 4.7500%, 5/1/23	16,025,000	15,784,625
HCA Inc, 5.6250%, 9/1/28	11,109,000	10,720,185
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,973,000	6,032,730
JBS USA LUX SA / JBS USA Finance Inc, 7.2500%, 6/1/21 (144A)	7,722,000	7,760,610
Sysco Corp, 2.5000%, 7/15/21	2,509,000	2,458,170
Tenet Healthcare Corp, 6.0000%, 10/1/20	10,160,000	10,287,000
Teva Pharmaceutical Finance Co BV, 3.6500%, 11/10/21	3,677,000	3,483,666
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	1,251,000	1,106,274
Teva Pharmaceutical Finance IV BV, 3.6500%, 11/10/21	3,574,000	3,386,081
Teva Pharmaceutical Finance IV LLC, 2.2500%, 3/18/20	15,443,000	15,026,310
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	7,244,000	6,238,473
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	10,736,000	10,340,369
		190,067,586
Electric – 0.3%
Duke Energy Corp, 1.8000%, 9/1/21	3,752,000	3,591,093
Duke Energy Corp, 2.4000%, 8/15/22	5,291,000	5,082,965
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	2,243,000	2,074,775
NRG Energy Inc, 7.2500%, 5/15/26	14,186,000	14,771,172
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	10,320,000	10,655,729
Southern Co, 2.9500%, 7/1/23	7,973,000	7,702,890
		43,878,624

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – 1.6%
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	$10,112,000	$9,546,234
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	15,590,000	14,576,650
Continental Resources Inc/OK, 5.0000%, 9/15/22	17,942,000	17,813,802
Continental Resources Inc/OK, 4.5000%, 4/15/23	14,667,000	14,434,092
Enbridge Energy Partners LP, 5.8750%, 10/15/25	3,479,000	3,770,880
Energy Transfer LP, 4.2500%, 3/15/23	6,712,000	6,460,300
Energy Transfer LP, 5.8750%, 1/15/24	6,425,000	6,559,154
Energy Transfer LP, 5.5000%, 6/1/27	4,789,000	4,669,275
Energy Transfer Operating LP, 4.9500%, 6/15/28	4,475,000	4,387,199
Energy Transfer Operating LP, 6.1250%, 12/15/45	4,049,000	3,964,332
Energy Transfer Operating LP, 6.0000%, 6/15/48	17,669,000	17,226,940
EnLink Midstream Partners LP, 4.1500%, 6/1/25	14,350,000	12,942,612
EnLink Midstream Partners LP, 4.8500%, 7/15/26	18,131,000	16,357,778
EQM Midstream Partners LP, 4.7500%, 7/15/23	1,241,000	1,235,187
EQM Midstream Partners LP, 4.0000%, 8/1/24	4,113,000	3,934,971
EQT Midstream Partners LP, 5.5000%, 7/15/28	17,797,000	17,440,348
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	5,244,000	5,391,672
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	532,000	557,244
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,925,000	2,871,611
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	3,399,000	3,370,354
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,304,000	2,205,154
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	2,255,000	2,294,269
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	12,903,000	12,644,940
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	3,930,000	3,704,025
NuStar Logistics LP, 5.6250%, 4/28/27	7,029,000	6,554,542
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	16,236,000	15,974,351
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	4,893,000	4,715,367
Range Resources Corp, 5.7500%, 6/1/21	6,697,000	6,479,347
Range Resources Corp, 5.8750%, 7/1/22	11,027,000	10,199,975
Range Resources Corp, 5.0000%, 3/15/23	14,985,000	13,186,800
		245,469,405
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	11,717,000	11,835,215
Kennedy-Wilson Inc, 5.8750%, 4/1/24	14,014,000	13,103,090
		24,938,305
Insurance – 0.5%
Aetna Inc, 2.8000%, 6/15/23	5,124,000	4,872,663
Centene Corp, 4.7500%, 5/15/22	730,000	720,875
Centene Corp, 6.1250%, 2/15/24	8,484,000	8,685,495
Centene Corp, 4.7500%, 1/15/25	8,297,000	7,923,635
Centene Corp, 5.3750%, 6/1/26 (144A)	21,986,000	21,381,385
Cigna Corp, 3.4000%, 9/17/21 (144A)	2,411,000	2,405,413
Cigna Corp, 3.7500%, 7/15/23 (144A)	9,812,000	9,778,719
Cigna Corp, 4.3750%, 10/15/28 (144A)	4,425,000	4,452,391
WellCare Health Plans Inc, 5.2500%, 4/1/25	6,811,000	6,555,587
WellCare Health Plans Inc, 5.3750%, 8/15/26 (144A)	10,079,000	9,726,235
		76,502,398
Natural Gas – 0%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.9363%, 1/15/21‡	9,983,000	9,815,344
Owned No Guarantee – 0.1%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	5,519,000	5,478,254
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	5,084,000	5,014,352
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	1,012,000	975,234
Syngenta Finance NV, 4.8920%, 4/24/25 (144A)	2,116,000	2,001,615
		13,469,455
Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	5,365,000	5,322,487
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	14,812,000	15,247,570
Reckson Operating Partnership LP, 7.7500%, 3/15/20	15,357,000	16,067,562
Senior Housing Properties Trust, 6.7500%, 4/15/20	3,259,000	3,307,713
Senior Housing Properties Trust, 6.7500%, 12/15/21	3,652,000	3,826,582
		43,771,914
Technology – 1.2%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	11,403,000	10,298,515
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	29,808,000	29,774,751
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	29,572,000	29,719,155
Marvell Technology Group Ltd, 4.2000%, 6/22/23	5,500,000	5,483,744
Marvell Technology Group Ltd, 4.8750%, 6/22/28	6,246,000	6,089,053
Total System Services Inc, 3.8000%, 4/1/21	6,255,000	6,253,534
Total System Services Inc, 4.8000%, 4/1/26	12,894,000	13,000,315
Trimble Inc, 4.7500%, 12/1/24	20,385,000	20,552,004
Trimble Inc, 4.9000%, 6/15/28	29,717,000	29,277,201
Verisk Analytics Inc, 4.8750%, 1/15/19	6,850,000	6,852,384

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Verisk Analytics Inc, 5.8000%, 5/1/21	$11,933,000	$12,544,155
Verisk Analytics Inc, 4.1250%, 9/12/22	6,756,000	6,843,479
Verisk Analytics Inc, 5.5000%, 6/15/45	7,766,000	7,870,719
		184,559,009
Total Corporate Bonds (cost $1,706,589,089)		1,663,219,008
Mortgage-Backed Securities – 9.5%
Fannie Mae Pool:
7.5000%, 7/1/28	119,397	129,412
6.0000%, 2/1/37	425,755	470,511
4.5000%, 11/1/38	8,748,170	9,139,152
3.5000%, 10/1/42	5,379,979	5,420,080
4.5000%, 11/1/42	1,747,197	1,830,853
3.5000%, 12/1/42	12,654,353	12,733,261
3.0000%, 2/1/43	434,440	427,158
3.5000%, 2/1/43	12,437,664	12,515,045
3.5000%, 2/1/43	3,089,090	3,108,332
3.5000%, 4/1/43	27,705,028	27,877,503
3.0000%, 5/1/43	1,602,772	1,575,904
3.5000%, 11/1/43	17,026,540	17,132,674
3.5000%, 4/1/44	6,233,777	6,282,431
5.0000%, 7/1/44	400,820	429,079
4.5000%, 10/1/44	4,075,216	4,286,048
3.5000%, 2/1/45	12,710,703	12,790,026
3.5000%, 2/1/45	4,585,741	4,614,451
4.5000%, 3/1/45	6,658,308	7,002,708
4.5000%, 6/1/45	4,012,684	4,196,268
3.0000%, 10/1/45	3,381,488	3,300,996
3.0000%, 10/1/45	2,127,666	2,077,021
3.5000%, 12/1/45	3,984,145	4,012,796
3.0000%, 1/1/46	903,296	882,337
4.5000%, 2/1/46	10,399,070	10,894,297
3.0000%, 3/1/46	28,881,015	28,198,923
3.0000%, 3/1/46	19,581,719	19,119,252
3.5000%, 5/1/46	2,649,551	2,658,071
3.5000%, 7/1/46	13,093,000	13,135,102
3.5000%, 7/1/46	7,355,651	7,385,757
3.5000%, 8/1/46	41,507,365	41,636,556
3.5000%, 8/1/46	4,334,352	4,347,396
4.0000%, 10/1/46	459,864	470,780
3.0000%, 11/1/46	6,677,328	6,519,628
3.0000%, 11/1/46	2,054,679	2,009,082
3.0000%, 11/1/46	1,981,963	1,937,955
3.5000%, 12/1/46	1,350,122	1,353,976
4.5000%, 12/1/46	4,205,749	4,382,985
3.0000%, 2/1/47	18,279,653	17,993,240
3.0000%, 3/1/47	13,838,341	13,529,284
4.0000%, 5/1/47	2,788,868	2,846,110
4.5000%, 5/1/47	1,412,327	1,481,379
4.5000%, 5/1/47	1,162,318	1,215,589
4.5000%, 5/1/47	1,154,825	1,207,753
4.5000%, 5/1/47	849,218	891,364
4.5000%, 5/1/47	815,738	853,125
4.5000%, 5/1/47	684,495	717,768
4.5000%, 5/1/47	401,088	419,470
4.5000%, 5/1/47	289,999	303,910
4.5000%, 5/1/47	262,715	275,293
4.0000%, 6/1/47	1,449,929	1,482,301
4.0000%, 6/1/47	735,800	750,939
4.0000%, 6/1/47	704,149	719,873
4.0000%, 6/1/47	334,784	341,656
4.5000%, 6/1/47	5,120,975	5,355,682
4.5000%, 6/1/47	503,371	527,515
4.0000%, 7/1/47	1,276,289	1,304,788
4.0000%, 7/1/47	1,164,508	1,190,511
4.0000%, 7/1/47	509,874	521,260
4.0000%, 7/1/47	356,136	364,089
4.5000%, 7/1/47	3,674,679	3,843,099
4.5000%, 7/1/47	3,281,897	3,432,316
4.5000%, 7/1/47	3,191,088	3,337,345
3.5000%, 8/1/47	6,306,098	6,316,293
3.5000%, 8/1/47	3,843,056	3,847,681
3.5000%, 8/1/47	2,163,771	2,176,925
4.0000%, 8/1/47	7,227,062	7,371,627

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 8/1/47	$2,184,349	$2,233,123
4.0000%, 8/1/47	1,353,814	1,384,043
4.0000%, 8/1/47	594,673	606,523
4.5000%, 8/1/47	4,319,889	4,517,881
4.5000%, 8/1/47	874,728	914,820
4.0000%, 9/1/47	16,425,567	16,885,267
4.0000%, 9/1/47	653,513	668,106
4.5000%, 9/1/47	2,962,166	3,097,939
4.5000%, 9/1/47	1,007,629	1,053,815
3.5000%, 10/1/47	16,688,627	16,694,923
4.0000%, 10/1/47	3,348,620	3,423,390
4.0000%, 10/1/47	2,812,158	2,874,953
4.0000%, 10/1/47	2,587,735	2,645,519
4.0000%, 10/1/47	1,790,734	1,830,720
4.0000%, 10/1/47	1,533,006	1,567,238
4.5000%, 10/1/47	702,048	734,226
4.5000%, 10/1/47	325,921	340,859
4.0000%, 11/1/47	7,627,775	7,791,818
4.0000%, 11/1/47	4,647,800	4,740,415
4.0000%, 11/1/47	3,816,537	3,901,758
4.0000%, 11/1/47	1,500,370	1,533,873
4.5000%, 11/1/47	3,414,692	3,571,206
3.5000%, 12/1/47	17,108,869	17,118,970
3.5000%, 12/1/47	6,593,943	6,615,395
3.5000%, 12/1/47	4,580,230	4,588,416
3.5000%, 12/1/47	1,145,090	1,152,619
3.5000%, 12/1/47	597,648	601,578
4.0000%, 12/1/47	9,097,755	9,279,045
3.5000%, 1/1/48	6,673,978	6,691,711
3.5000%, 1/1/48	4,921,584	4,940,536
4.0000%, 1/1/48	17,448,788	17,796,329
4.0000%, 1/1/48	16,631,181	17,020,129
4.0000%, 1/1/48	1,998,969	2,049,302
3.5000%, 3/1/48	2,991,982	3,003,504
3.5000%, 3/1/48	981,185	987,641
4.0000%, 3/1/48	6,984,486	7,148,040
4.0000%, 3/1/48	1,760,719	1,805,033
4.5000%, 3/1/48	5,852,385	6,139,539
3.5000%, 4/1/48	10,335,452	10,382,429
4.0000%, 4/1/48	3,760,901	3,856,172
4.5000%, 4/1/48	4,505,945	4,731,901
4.0000%, 5/1/48	18,383,793	18,749,973
4.0000%, 5/1/48	17,284,920	17,629,410
4.5000%, 5/1/48	3,574,317	3,739,528
4.5000%, 5/1/48	3,111,548	3,259,446
4.0000%, 6/1/48	30,116,073	30,715,972
4.0000%, 6/1/48	7,260,822	7,405,459
4.5000%, 6/1/48	3,467,199	3,618,640
4.0000%, 8/1/48	11,012,646	11,232,023
4.0000%, 9/1/48	12,437,420	12,685,181
3.5000%, 11/1/48	16,748,177	16,811,631
3.5000%, 8/1/56	22,079,626	22,022,958
3.0000%, 2/1/57	15,689,795	15,163,850
3.5000%, 2/1/57	28,580,812	28,507,455
		771,364,221
Freddie Mac Gold Pool:
4.5000%, 5/1/38	13,598,379	14,184,395
4.5000%, 7/1/38	10,231,179	10,682,679
4.5000%, 9/1/38	6,740,702	7,038,172
4.5000%, 10/1/38	5,748,877	6,002,586
6.0000%, 4/1/40	7,486,898	8,311,590
3.5000%, 2/1/43	4,708,832	4,736,142
3.5000%, 2/1/44	4,871,227	4,899,472
4.5000%, 5/1/44	195,879	205,319
3.5000%, 12/1/44	34,375,131	34,628,970
3.0000%, 1/1/45	4,607,859	4,516,538
4.0000%, 4/1/45	81,970	84,088
4.0000%, 5/1/46	3,318,395	3,398,980
3.5000%, 7/1/46	14,030,781	14,110,259
3.5000%, 7/1/46	4,287,560	4,294,359
3.0000%, 10/1/46	16,804,293	16,401,550
3.5000%, 10/1/46	25,298,564	25,375,280
3.0000%, 12/1/46	19,975,661	19,496,684
3.5000%, 2/1/47	16,172,548	16,219,943

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
4.0000%, 3/1/47	$1,219,088	$1,245,971
3.5000%, 9/1/47	24,091,104	24,111,940
3.5000%, 9/1/47	13,764,069	13,773,307
3.5000%, 10/1/47	12,113,915	12,117,353
3.5000%, 11/1/47	5,518,743	5,525,028
3.5000%, 12/1/47	18,585,155	18,641,544
3.5000%, 12/1/47	4,032,702	4,046,437
3.5000%, 2/1/48	6,293,067	6,300,076
3.5000%, 2/1/48	6,219,076	6,232,867
3.5000%, 3/1/48	4,085,292	4,085,425
4.0000%, 3/1/48	4,522,633	4,627,333
4.0000%, 4/1/48	25,312,953	25,810,659
4.0000%, 4/1/48	4,609,717	4,713,656
4.0000%, 5/1/48	19,498,717	19,884,938
4.0000%, 5/1/48	12,187,839	12,428,118
4.0000%, 6/1/48	27,567,061	28,111,694
4.0000%, 6/1/48	5,263,686	5,367,544
4.0000%, 8/1/48	70,688,258	72,081,244
4.0000%, 8/1/48	23,747,064	24,342,319
4.5000%, 8/1/48	5,742,168	5,948,088
5.0000%, 9/1/48	1,474,758	1,545,253
4.5000%, 12/1/48	7,628,294	7,963,049
		503,490,849
Ginnie Mae I Pool:
6.0000%, 1/15/34	116,868	128,254
4.0000%, 1/15/45	14,910,955	15,376,646
4.5000%, 8/15/46	17,752,917	18,590,573
4.0000%, 7/15/47	9,868,117	10,123,811
4.0000%, 8/15/47	2,098,743	2,153,021
4.0000%, 11/15/47	4,204,859	4,318,485
4.0000%, 12/15/47	5,331,427	5,475,682
		56,166,472
Ginnie Mae II Pool:
4.5000%, 10/20/41	4,159,841	4,307,788
4.0000%, 8/20/47	1,585,677	1,634,345
4.0000%, 8/20/47	788,274	812,535
4.0000%, 8/20/47	353,298	362,716
4.5000%, 5/20/48	9,958,475	10,423,234
4.5000%, 5/20/48	2,377,288	2,488,235
5.0000%, 7/20/48	44,751,420	46,597,316
5.0000%, 9/20/48	20,678,137	21,569,850
4.5000%, 12/20/48	18,685,000	19,375,031
5.0000%, 12/20/48	55,277,258	57,692,704
		165,263,754
Total Mortgage-Backed Securities (cost $1,503,737,277)		1,496,285,296
United States Treasury Notes/Bonds – 16.5%
2.7500%, 9/30/20	87,647,000	87,963,304
2.8750%, 10/31/20	288,315,000	290,069,503
2.7500%, 11/30/20	166,186,000	166,907,706
2.8750%, 10/15/21	5,174,000	5,228,113
2.7500%, 5/31/23	47,274,000	47,789,372
2.8750%, 9/30/23	165,439,000	168,121,062
2.8750%, 10/31/23	198,535,000	201,828,886
2.8750%, 11/30/23	122,403,000	124,528,007
2.8750%, 11/30/25	107,000	108,969
2.2500%, 11/15/27	35,935,000	34,738,942
2.7500%, 2/15/28	10,174,000	10,234,066
2.8750%, 8/15/28	181,581,500	184,518,652
3.1250%, 11/15/28	494,336,000	513,107,898
2.2500%, 8/15/46	39,150,000	33,523,035
2.7500%, 11/15/47	186,911,000	177,173,584
3.0000%, 2/15/48	82,857,000	82,557,675
3.1250%, 5/15/48	29,540,000	30,152,698
3.0000%, 8/15/48	171,300,000	170,785,040
3.3750%, 11/15/48	236,991,000	253,857,280
Total United States Treasury Notes/Bonds (cost $2,524,170,512)		2,583,193,792
Common Stocks – 56.4%
Aerospace & Defense – 3.4%
Boeing Co	991,075	319,621,687
General Dynamics Corp	1,334,884	209,857,114
		529,478,801
Air Freight & Logistics – 0.5%
United Parcel Service Inc	812,395	79,232,884

Shares or Principal Amounts		Value
Common Stocks – (continued)
Airlines – 0.5%
Delta Air Lines Inc	1,500,421	$74,871,008
Automobiles – 0.8%
General Motors Co	3,710,779	124,125,558
Banks – 2.3%
Bank of America Corp	3,697,128	91,097,234
US Bancorp	5,948,290	271,836,853
		362,934,087
Biotechnology – 0.9%
AbbVie Inc	1,522,233	140,334,660
Capital Markets – 3.0%
Blackstone Group LP	2,854,506	85,092,824
CME Group Inc	964,240	181,392,829
Morgan Stanley	1,596,883	63,316,411
TD Ameritrade Holding Corp	2,925,216	143,218,575
		473,020,639
Chemicals – 1.3%
LyondellBasell Industries NV	2,526,099	210,070,393
Consumer Finance – 1.3%
American Express Co	880,107	83,891,799
Synchrony Financial	4,768,861	111,877,479
		195,769,278
Electronic Equipment, Instruments & Components – 0.5%
Corning Inc	2,606,748	78,749,857
Entertainment – 0.3%
Activision Blizzard Inc	655,730	30,537,346
Madison Square Garden Co*	79,932	21,397,796
		51,935,142
Equity Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	759,694	82,525,559
MGM Growth Properties LLC	1,500,928	39,639,508
Outfront Media Inc	2,080,852	37,705,038
		159,870,105
Food & Staples Retailing – 3.3%
Costco Wholesale Corp	1,209,618	246,411,283
Kroger Co	4,008,235	110,226,462
Sysco Corp	2,508,936	157,209,930
		513,847,675
Food Products – 0.5%
Hershey Co	787,587	84,413,575
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	2,343,776	169,525,318
Medtronic PLC	1,485,584	135,128,721
		304,654,039
Health Care Providers & Services – 0.8%
UnitedHealth Group Inc	513,897	128,022,021
Hotels, Restaurants & Leisure – 3.0%
Hilton Worldwide Holdings Inc	1,202,709	86,354,506
McDonald's Corp	1,660,728	294,895,471
Norwegian Cruise Line Holdings Ltd*	974,780	41,320,924
Six Flags Entertainment Corp	905,970	50,399,111
		472,970,012
Household Products – 0.4%
Clorox Co	394,063	60,740,871
Industrial Conglomerates – 0.5%
Honeywell International Inc	544,508	71,940,397
Information Technology Services – 3.5%
Accenture PLC	1,219,068	171,900,779
Mastercard Inc	2,022,281	381,503,311
		553,404,090
Insurance – 0.6%
Progressive Corp	1,417,552	85,520,912
Interactive Media & Services – 2.2%
Alphabet Inc - Class C*	331,266	343,062,382
Leisure Products – 0.5%
Hasbro Inc	877,018	71,257,712
Machinery – 1.3%
Deere & Co	606,715	90,503,677
Parker-Hannifin Corp	304,273	45,379,275
Stanley Black & Decker Inc	503,651	60,307,171
		196,190,123
Media – 1.3%
Comcast Corp	5,860,272	199,542,262

Shares or Principal Amounts		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.4%
Anadarko Petroleum Corp	2,119,227	$92,906,912
Suncor Energy Inc	2,579,848	72,158,349
Suncor Energy Incž	2,129,003	59,471,710
		224,536,971
Personal Products – 0.7%
Estee Lauder Cos Inc	835,403	108,685,930
Pharmaceuticals – 3.7%
Allergan PLC	632,937	84,598,359
Bristol-Myers Squibb Co	1,138,542	59,181,413
Eli Lilly & Co	1,615,698	186,968,573
Merck & Co Inc	3,254,434	248,671,302
		579,419,647
Real Estate Management & Development – 0.5%
CBRE Group Inc*	2,086,913	83,559,997
Road & Rail – 1.3%
CSX Corp	3,315,571	205,996,426
Semiconductor & Semiconductor Equipment – 2.7%
Intel Corp	4,177,113	196,031,913
Lam Research Corp	673,731	91,741,950
NVIDIA Corp	182,845	24,409,807
Texas Instruments Inc	1,201,366	113,529,087
		425,712,757
Software – 4.7%
Adobe Inc*	836,177	189,176,684
Microsoft Corp	4,956,874	503,469,692
salesforce.com Inc*	341,035	46,711,564
		739,357,940
Specialty Retail – 1.5%
Home Depot Inc	1,402,378	240,956,588
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc	1,600,187	252,413,497
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	2,132,694	158,117,933
Tobacco – 1.6%
Altria Group Inc	5,203,145	256,983,332
Total Common Stocks (cost $6,432,191,948)		8,841,699,501
Limited Partnership Interests – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,£,§ (cost $78,068)	6,162,871	68,408
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $278,193,000)	278,193,000	278,193,000
Total Investments (total cost $13,370,238,694) – 100.6%		15,773,383,342
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(99,142,332)
Net Assets – 100%		$15,674,241,010

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$15,319,919,374	97.1%
Cayman Islands	207,435,754	1.3
Canada	141,398,788	0.9
Israel	39,581,173	0.2
United Kingdom	24,990,452	0.2
Germany	24,245,788	0.2
Switzerland	13,469,455	0.1
South Africa	2,342,558	0.0

Total	$15,773,383,342	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Limited Partnership Interests - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony American Homes III LP*,¢,§	$-	$-	$24,060	$68,408
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	842,923	-	-	278,193,000
Total Affiliated Investments - 1.8%	$842,923	$-	$24,060	$278,261,408

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Limited Partnership Interests - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony American Homes III LP*,¢,§	6,162,871	-	-	6,162,871
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	121,239,500	1,745,767,485	(1,588,813,985)	278,193,000

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $927,340,520, which represents 5.9% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$78,068	$68,408	0.0%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.3063%, 11/25/50	11/29/17 - 3/23/18	16,599,145	16,546,562	0.1
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.5063%, 11/25/50	11/29/17	3,279,000	3,270,538	0.0
Moffett Towers Phase II, ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21	6/25/18 - 12/4/18	24,276,903	24,209,834	0.2
Total		$44,233,116	$44,095,342	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$705,719,195	$-
Bank Loans and Mezzanine Loans	-	205,005,142	-
Corporate Bonds	-	1,663,219,008	-
Mortgage-Backed Securities	-	1,496,285,296	-
United States Treasury Notes/Bonds	-	2,583,193,792	-
Common Stocks	8,841,699,501	-	-
Limited Partnership Interests	-	-	68,408
Investment Companies	-	278,193,000	-
Total Assets	$8,841,699,501	$6,931,615,433	$68,408

Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – 1.9%
Basic Industry – 1.9%
Freeport-McMoRan Inc, 3.5500%, 3/1/22 (cost $42,591,449)	$44,625,000	$42,226,406
Common Stocks – 96.5%
Aerospace & Defense – 4.0%
Axon Enterprise Inc*	529,086	23,147,513
Harris Corp	495,622	66,735,502
		89,883,015
Banks – 12.0%
Bank of America Corp	2,275,755	56,074,603
Citigroup Inc	1,931,634	100,560,866
PacWest Bancorp	2,072,646	68,977,659
Webster Financial Corp	851,746	41,982,560
		267,595,688
Biotechnology – 1.6%
BioCryst Pharmaceuticals Inc*	1,552,780	12,530,935
Insmed Inc*	1,808,557	23,728,268
		36,259,203
Capital Markets – 9.1%
Intercontinental Exchange Inc	1,062,525	80,040,008
TD Ameritrade Holding Corp	2,512,951	123,034,081
		203,074,089
Chemicals – 2.8%
Air Products & Chemicals Inc	383,701	61,411,345
Construction Materials – 2.6%
Summit Materials Inc*	4,687,376	58,123,462
Containers & Packaging – 6.0%
Ball Corp	1,510,515	69,453,480
Crown Holdings Inc*	1,535,341	63,824,125
		133,277,605
Entertainment – 7.0%
Liberty Media Corp-Liberty Formula One*	1,787,601	54,879,351
Vivendi SA	4,163,744	101,154,007
		156,033,358
Health Care Equipment & Supplies – 8.5%
Abbott Laboratories	1,947,438	140,859,811
ICU Medical Inc*	216,836	49,792,051
		190,651,862
Health Care Providers & Services – 0.9%
HLS Therapeutics Inc£	1,935,741	20,775,535
Hotels, Restaurants & Leisure – 1.9%
Norwegian Cruise Line Holdings Ltd*	972,192	41,211,219
Independent Power and Renewable Electricity Producers – 3.5%
NRG Energy Inc	1,972,882	78,126,127
Industrial Conglomerates – 2.3%
General Electric Co	6,781,860	51,338,680
Information Technology Services – 3.5%
Pagseguro Digital Ltd*	2,231,414	41,794,384
StoneCo Ltd*,#	1,070,492	19,739,873
WEX Inc*	122,826	17,203,010
		78,737,267
Interactive Media & Services – 6.1%
Alphabet Inc - Class C*	130,617	135,268,271
Leisure Products – 0.9%
Hasbro Inc	255,255	20,739,469
Machinery – 3.3%
Stanley Black & Decker Inc	396,114	47,430,690
Wabtec Corp	368,797	25,907,989
		73,338,679
Metals & Mining – 2.2%
Constellium NV*	4,686,020	32,755,280
First Quantum Minerals Ltd#	1,924,751	15,567,217
		48,322,497
Oil, Gas & Consumable Fuels – 0.7%
Anadarko Petroleum Corp	361,957	15,868,195
Pharmaceuticals – 6.2%
Allergan PLC	759,111	101,462,776
Amneal Pharmaceuticals Inc*,#	1,242,141	16,806,168
Collegium Pharmaceutical Inc*,#	1,171,914	20,121,763
		138,390,707

Shares or Principal Amounts		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 3.4%
Lam Research Corp	236,314	$32,178,877
Microchip Technology Inc#	612,166	44,026,979
		76,205,856
Software – 5.4%
Dell Technologies Inc*	2,113	103,262
Trade Desk Inc*	177,631	20,615,854
Ultimate Software Group Inc*	409,238	100,210,109
		120,929,225
Technology Hardware, Storage & Peripherals – 2.1%
NCR Corp*	2,013,125	46,462,925
Textiles, Apparel & Luxury Goods – 0.5%
Under Armour Inc*	666,864	10,783,191
Total Common Stocks (cost $2,301,967,160)		2,152,807,470
Limited Partnership Interests – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,§ (cost $17,496)	1,377,158	15,286
Investment Companies – 3.6%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	48,685,110	48,685,110
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	31,307,575	31,307,575
Total Investment Companies (cost $79,992,685)		79,992,685
Total Investments (total cost $2,424,568,790) – 102.0%		2,275,041,847
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(44,079,917)
Net Assets – 100%		$2,230,961,930

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,043,255,551	89.8%
France	101,154,007	4.5
Brazil	61,534,257	2.7
Canada	36,342,752	1.6
Netherlands	32,755,280	1.4

Total	$2,275,041,847	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 0.9%
Health Care Providers & Services - 0.9%
HLS Therapeutics Inc	$73,974	$-	$16,718	$20,775,535
Investment Companies - 3.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	14,274∆	-	-	48,685,110
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	208,084	-	-	31,307,575
Total Investment Companies	$222,358	$-	$-	$79,992,685
Total Affiliated Investments - 4.5%	$296,332	$-	$16,718	$100,768,220

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 0.9%
Health Care Providers & Services - 0.9%
HLS Therapeutics Inc	1,935,741	-	-	1,935,741
Investment Companies - 3.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	3,301,625	146,376,303	(100,992,818)	48,685,110
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	59,674,290	269,907,285	(298,274,000)	31,307,575

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$17,496	$15,286	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$42,226,406	$-
Common Stocks
Entertainment	54,879,351	101,154,007	-
All Other	1,996,774,112	-	-
Limited Partnership Interests	-	-	15,286
Investment Companies	-	79,992,685	-

Total Assets	$2,051,653,463	$223,373,098	$15,286

Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $95,986,397 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 94.2%
Auto Components – 1.1%
Fuyao Glass Industry Group Co Ltd	194,400	$616,987
Mahle-Metal Leve SA	126,229	817,699
		1,434,686
Banks – 7.5%
Banco Bradesco SA	144,087	1,265,385
City Union Bank Ltd	317,026	886,104
Commercial International Bank Egypt SAE (GDR) (REG)	489,717	2,078,747
Guaranty Trust Bank PLC (GDR) (REG)	297,309	1,545,982
Kasikornbank PCL	232,400	1,318,844
Komercni banka as	21,944	827,957
Standard Bank Group Ltd	169,899	2,116,539
		10,039,558
Beverages – 11.6%
China Resources Beer Holdings Co Ltd	434,000	1,503,959
Cia Cervecerias Unidas SA (ADR)	143,657	3,610,100
Fomento Economico Mexicano SAB de CV	23,845	204,774
Fomento Economico Mexicano SAB de CV (ADR)	52,577	4,524,251
Guinness Nigeria PLC	2,794,559	554,293
Heineken Holding NV	47,528	3,999,585
Nigerian Breweries PLC	4,522,312	1,065,173
		15,462,135
Capital Markets – 1.0%
Aditya Birla Capital Ltd*	976,617	1,395,383
Chemicals – 1.6%
African Oxygen Ltd	1,101,070	2,113,249
Communications Equipment – 0.4%
VTech Holdings Ltd	62,600	517,511
Construction Materials – 2.5%
Grasim Industries Ltd	284,966	3,364,866
Containers & Packaging – 1.5%
Greatview Aseptic Packaging Co Ltd	2,788,000	1,517,728
Nampak Ltd*	521,932	501,797
		2,019,525
Diversified Financial Services – 2.6%
Remgro Ltd	254,539	3,453,622
Electric Utilities – 0.9%
Tata Power Co Ltd	1,102,947	1,209,802
Electronic Equipment, Instruments & Components – 0.5%
Delta Electronics Inc	121,465	508,554
Delta Electronics Thailand PCL	70,000	149,518
		658,072
Food & Staples Retailing – 2.6%
Raia Drogasil SA	95,510	1,406,115
Shoprite Holdings Ltd	158,725	2,091,746
		3,497,861
Food Products – 18.1%
Century Pacific Food Inc	3,336,200	964,948
China Mengniu Dairy Co Ltd*	423,800	1,310,108
Grupo Herdez SAB de CV	1,199,033	2,502,079
Nestle Nigeria PLC	381,721	1,561,586
Standard Foods Corp	890,041	1,434,149
Tiger Brands Ltd	310,178	5,918,194
Uni-President China Holdings Ltd	3,382,000	2,920,725
Uni-President Enterprises Corp	2,750,280	6,224,632
Universal Robina Corp	549,000	1,325,970
		24,162,391
Hotels, Restaurants & Leisure – 0.6%
City Lodge Hotels Ltd	85,914	755,865
Household Durables – 1.2%
Pepkor Holdings Ltd*	1,094,843	1,590,809
Household Products – 2.6%
PZ Cussons PLC	659,516	1,782,765
Vinda International Holdings Ltd	1,084,000	1,708,773
		3,491,538
Independent Power and Renewable Electricity Producers – 0.9%
Engie Brasil Energia SA	141,642	1,210,412
Industrial Conglomerates – 5.0%
LG Corp*	58,619	3,675,110

Shares		Value
Common Stocks – (continued)
Industrial Conglomerates – (continued)
Quinenco SA	1,139,843	$2,968,163
		6,643,273
Information Technology Services – 6.6%
Cognizant Technology Solutions Corp	37,450	2,377,326
Infosys Ltd	230,966	2,182,144
Tata Consultancy Services Ltd	157,140	4,263,979
		8,823,449
Insurance – 0.8%
Samsung Fire & Marine Insurance Co Ltd*	4,593	1,107,549
Leisure Products – 2.1%
Merida Industry Co Ltd	633,000	2,826,812
Metals & Mining – 3.6%
Newcrest Mining Ltd	317,720	4,893,836
Oil, Gas & Consumable Fuels – 0.7%
Cairn Energy PLC*	509,351	971,848
Paper & Forest Products – 1.6%
Duratex SA	694,430	2,130,526
Personal Products – 3.9%
LG Household & Health Care Ltd*	1,255	1,239,214
Unilever PLC	75,120	3,931,004
		5,170,218
Pharmaceuticals – 3.7%
Cipla Ltd/India	469,197	3,488,191
Mega Lifesciences PCL	1,627,800	1,435,223
		4,923,414
Technology Hardware, Storage & Peripherals – 1.6%
Asustek Computer Inc	323,000	2,120,523
Textiles, Apparel & Luxury Goods – 1.7%
Stella International Holdings Ltd	514,000	610,908
Yue Yuen Industrial Holdings Ltd	508,800	1,623,732
		2,234,640
Thrifts & Mortgage Finance – 1.7%
Housing Development Finance Corp Ltd	79,261	2,235,555
Water Utilities – 3.0%
Inversiones Aguas Metropolitanas SA	2,086,513	3,050,609
Manila Water Co Inc	1,880,000	1,010,051
		4,060,660
Wireless Telecommunication Services – 1.0%
Vodafone Idea Ltd*	2,393,175	1,290,082
Total Common Stocks (cost $131,406,074)		125,809,670
Preferred Stocks – 1.3%
Beverages – 1.3%
Embotelladora Andina SA	544,380	1,758,138
Oil, Gas & Consumable Fuels – 0%
International Petroleum Ltd*,¢	955,965	0
Total Preferred Stocks (cost $2,149,640)		1,758,138
Investment Companies – 3.4%
Money Markets – 3.4%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $4,573,948)	4,573,948	4,573,948
Total Investments (total cost $138,129,662) – 98.9%		132,141,756
Cash, Receivables and Other Assets, net of Liabilities – 1.1%		1,468,374
Net Assets – 100%		$133,610,130

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$20,316,106	15.4%
South Africa	18,541,821	14.0
Taiwan	13,114,670	9.9
Chile	11,387,010	8.6
China	9,578,280	7.2
Mexico	7,231,104	5.5
United States	6,951,274	5.3
Brazil	6,830,137	5.2
United Kingdom	6,685,617	5.1
South Korea	6,021,873	4.5
Australia	4,893,836	3.7

Nigeria	4,727,034	3.6
Netherlands	3,999,585	3.0
Philippines	3,300,969	2.5
Thailand	2,903,585	2.2
Hong Kong	2,752,151	2.1
Egypt	2,078,747	1.6
Czech Republic	827,957	0.6

Total	$132,141,756	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Auto Components	$-	$1,434,686	$-
Banks	-	10,039,558	-
Beverages	9,958,591	5,503,544	-
Capital Markets	-	1,395,383	-
Chemicals	-	2,113,249	-
Communications Equipment	-	517,511	-
Construction Materials	-	3,364,866	-
Containers & Packaging	-	2,019,525	-
Diversified Financial Services	-	3,453,622	-
Electric Utilities	-	1,209,802	-
Electronic Equipment, Instruments & Components	-	658,072	-
Food & Staples Retailing	-	3,497,861	-
Food Products	4,063,665	20,098,726	-
Hotels, Restaurants & Leisure	-	755,865	-
Household Durables	-	1,590,809	-
Household Products	-	3,491,538	-
Independent Power and Renewable Electricity Producers	-	1,210,412	-
Industrial Conglomerates	-	6,643,273	-
Information Technology Services	2,377,326	6,446,123	-
Insurance	-	1,107,549	-
Leisure Products	-	2,826,812	-
Metals & Mining	-	4,893,836	-
Oil, Gas & Consumable Fuels	-	971,848	-
Paper & Forest Products	-	2,130,526	-
Personal Products	-	5,170,218	-

Pharmaceuticals	-	4,923,414	-
Technology Hardware, Storage & Peripherals	-	2,120,523	-
Textiles, Apparel & Luxury Goods	-	2,234,640	-
Thrifts & Mortgage Finance	-	2,235,555	-
Water Utilities	-	4,060,660	-
Wireless Telecommunication Services	-	1,290,082	-
Preferred Stocks
Beverages	-	1,758,138	-
Oil, Gas & Consumable Fuels	-	-	0
Investment Companies	4,573,948	-	-
Total Assets	$20,973,530	$111,168,226	$0

Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $138,303,357 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 94.4%
Aerospace & Defense – 3.2%
Harris Corp	1,321,415	$177,928,530
HEICO Corp - Class A	1,764,672	111,174,336
Teledyne Technologies Inc*	1,116,692	231,233,412
		520,336,278
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	1,573,086	112,223,955
Auto Components – 0.4%
Visteon Corp*	996,811	60,087,767
Banks – 0.5%
SVB Financial Group*	397,504	75,493,960
Biotechnology – 2.5%
ACADIA Pharmaceuticals Inc*	2,501,075	40,442,383
Alkermes PLC*	1,590,706	46,941,734
Celgene Corp*	2,323,016	148,882,095
Neurocrine Biosciences Inc*	1,826,798	130,451,645
Sarepta Therapeutics Inc*	478,058	52,170,470
		418,888,327
Building Products – 0.6%
AO Smith Corp	2,430,905	103,799,644
Capital Markets – 4.6%
LPL Financial Holdings Inc£	4,357,313	266,144,678
MSCI Inc	777,392	114,610,903
TD Ameritrade Holding Corp	7,621,336	373,140,611
		753,896,192
Commercial Services & Supplies – 3.2%
Cimpress NV*,£	2,077,757	214,881,629
Edenred	4,222,090	154,748,785
Ritchie Bros Auctioneers Inc	4,870,747	159,370,842
		529,001,256
Consumer Finance – 0.5%
Synchrony Financial	3,750,332	87,982,789
Containers & Packaging – 1.4%
Sealed Air Corp	6,542,565	227,942,965
Diversified Consumer Services – 1.6%
frontdoor Inc*	2,553,727	67,954,675
ServiceMaster Global Holdings Inc*	5,107,456	187,647,933
		255,602,608
Electrical Equipment – 2.4%
AMETEK Inc	800,481	54,192,564
Sensata Technologies Holding PLC*	7,500,411	336,318,429
		390,510,993
Electronic Equipment, Instruments & Components – 5.9%
Belden Inc	1,687,323	70,479,482
Dolby Laboratories Inc	2,563,784	158,544,403
Flex Ltd*	16,349,377	124,418,759
National Instruments Corp	5,909,661	268,180,416
TE Connectivity Ltd	4,617,128	349,193,391
		970,816,451
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	2,912,862	89,424,863
Equity Real Estate Investment Trusts (REITs) – 3.5%
Crown Castle International Corp	2,658,380	288,779,819
Lamar Advertising Co£	4,251,997	294,153,152
		582,932,971
Health Care Equipment & Supplies – 8.9%
Boston Scientific Corp*	10,361,024	366,158,588
Cooper Cos Inc	1,373,983	349,678,673
ICU Medical Inc*	738,542	169,591,399
STERIS PLC	2,790,253	298,138,533
Teleflex Inc	526,725	136,147,878
Varian Medical Systems Inc*	1,224,664	138,766,678
		1,458,481,749
Health Care Technology – 1.2%
athenahealth Inc*	1,550,844	204,602,849
Hotels, Restaurants & Leisure – 3.2%
Aramark	4,734,649	137,162,782
Dunkin' Brands Group Inc	3,419,609	219,265,329

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	4,220,162	$178,892,667
		535,320,778
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	1,921,888	193,188,182
Information Technology Services – 10.0%
Amdocs Ltd	4,745,392	277,985,063
Broadridge Financial Solutions Inc	1,469,229	141,413,291
Euronet Worldwide Inc*	604,708	61,910,005
Fidelity National Information Services Inc	2,652,558	272,019,823
Gartner Inc*	1,306,910	167,075,374
Global Payments Inc	3,123,100	322,085,303
GoDaddy Inc*	2,124,717	139,423,930
WEX Inc*	1,933,556	270,813,853
		1,652,726,642
Insurance – 5.1%
Aon PLC	2,391,118	347,572,912
Intact Financial Corp	3,349,750	243,415,167
WR Berkley Corp	3,289,941	243,159,539
		834,147,618
Internet & Direct Marketing Retail – 0.3%
Wayfair Inc*	624,002	56,210,100
Life Sciences Tools & Services – 5.0%
IQVIA Holdings Inc*	2,101,672	244,151,236
PerkinElmer Inc	3,909,525	307,093,189
Waters Corp*	1,482,403	279,655,326
		830,899,751
Machinery – 2.1%
Middleby Corp*	1,239,190	127,301,989
Rexnord Corp*,£	6,076,057	139,445,508
Wabtec Corp#	1,056,554	74,222,919
		340,970,416
Media – 0.8%
Omnicom Group Inc	1,868,902	136,878,382
Oil, Gas & Consumable Fuels – 0.1%
World Fuel Services Corp	920,747	19,713,193
Pharmaceuticals – 0.8%
Catalent Inc*	3,212,655	100,170,583
Elanco Animal Health Inc*	782,587	24,674,968
		124,845,551
Professional Services – 4.1%
CoStar Group Inc*	771,206	260,158,632
IHS Markit Ltd*	2,976,743	142,794,362
Verisk Analytics Inc*	2,519,046	274,676,776
		677,629,770
Road & Rail – 0.8%
Old Dominion Freight Line Inc	1,057,628	130,606,482
Semiconductor & Semiconductor Equipment – 6.8%
KLA-Tencor Corp	1,973,353	176,595,360
Lam Research Corp	1,327,916	180,822,322
Microchip Technology Inc#	4,781,374	343,876,418
ON Semiconductor Corp*	13,482,996	222,604,264
Xilinx Inc	2,212,007	188,396,636
		1,112,295,000
Software – 9.3%
Atlassian Corp PLC*	3,011,824	267,992,100
Constellation Software Inc/Canada	498,709	319,268,752
Intuit Inc	624,681	122,968,455
Nice Ltd (ADR)*,£	3,102,650	335,737,757
SS&C Technologies Holdings Inc	6,650,389	299,999,048
Ultimate Software Group Inc*	725,397	177,627,963
		1,523,594,075
Specialty Retail – 0.5%
Williams-Sonoma Inc#	1,584,626	79,944,382
Textiles, Apparel & Luxury Goods – 2.2%
Carter's Inc	1,115,728	91,065,719
Gildan Activewear Inc	6,528,988	198,220,076
Lululemon Athletica Inc*	594,545	72,302,617
		361,588,412
Trading Companies & Distributors – 0.5%
Ferguson PLC	1,407,816	90,151,076
Total Common Stocks (cost $11,796,617,564)		15,542,735,427

Shares		Value
Preferred Stocks – 0.2%
Electronic Equipment, Instruments & Components – 0%
Belden Inc, 6.7500%, 7/15/19	124,900	$7,173,007
Machinery – 0.2%
Rexnord Corp, 5.7500%, 11/15/19	600,000	30,213,720
Total Preferred Stocks (cost $42,490,000)		37,386,727
Investment Companies – 6.7%
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	195,645,375	195,645,375
Money Markets – 5.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	897,489,137	897,489,137
Total Investment Companies (cost $1,093,134,512)		1,093,134,512
Total Investments (total cost $12,932,242,076) – 101.3%		16,673,256,666
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(211,150,693)
Net Assets – 100%		$16,462,105,973

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$14,792,128,156	88.7%
Canada	920,274,837	5.5
Israel	335,737,757	2.0
Australia	267,992,100	1.6
France	154,748,785	0.9
Ireland	112,223,955	0.7
United Kingdom	90,151,076	0.6

Total	$16,673,256,666	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 5.7%
Capital Markets - 1.6%
LPL Financial Holdings Inc	$1,088,488	$-	$(14,924,234)	$266,144,678
Commercial Services & Supplies - 1.3%
Cimpress NV*	-	-	(68,914,958)	214,881,629
Equity Real Estate Investment Trusts (REITs) - N/A
Lamar Advertising Coš	3,909,358	-	(36,624,322)	N/A
Machinery - 0.8%
Rexnord Corp*	-	-	(47,649,590)	139,445,508
Software - 2.0%
Nice Ltd (ADR)*	-	-	(19,172,026)	335,737,757
Total Common Stocks	$4,997,846	$-	$(187,285,130)	$956,209,572
Investment Companies - 6.7%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	302,418∆	-	-	195,645,375
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	6,904,296	-	-	897,489,137
Total Investment Companies	$7,206,714	$-	$-	$1,093,134,512
Total Affiliated Investments - 12.4%	$12,204,560	$-	$(187,285,130)	$2,049,344,084

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 5.7%
Capital Markets - 1.6%
LPL Financial Holdings Inc	4,353,951	3,362	-	4,357,313
Commercial Services & Supplies - 1.3%
Cimpress NV*	2,076,494	1,263	-	2,077,757
Equity Real Estate Investment Trusts (REITs) - N/A
Lamar Advertising Coš	4,249,302	2,695	-	4,251,997
Machinery - 0.8%
Rexnord Corp*	6,070,353	5,704	-	6,076,057
Software - 2.0%
Nice Ltd (ADR)*	3,075,085	27,565	-	3,102,650
Investment Companies - 6.7%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	52,982,934	741,579,885	(598,917,444)	195,645,375
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	1,538,660,985	320,631,152	(961,803,000)	897,489,137

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc:
Canadian Dollar	1/10/19	(52,197,000)	$39,385,045	$1,137,008
Euro	1/10/19	(40,195,000)	45,946,905	(130,445)

				1,006,563
Citibank NA:
Canadian Dollar	1/10/19	(82,905,000)	62,623,034	1,873,307
Euro	1/10/19	(60,173,000)	68,796,393	(182,643)

				1,690,664
Credit Suisse International:
Canadian Dollar	1/17/19	(89,139,000)	67,263,042	1,930,788
HSBC Securities (USA) Inc:
Canadian Dollar	1/31/19	(87,048,000)	65,207,913	1,379,905
Euro	1/31/19	(57,418,000)	65,431,748	(518,953)

				860,952
JPMorgan Chase & Co:
Euro	1/10/19	(64,093,000)	73,211,538	(261,172)
Total				$5,227,795

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 510,077,751

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2018.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$374,252,471	$154,748,785	$-
Trading Companies & Distributors	-	90,151,076	-
All Other	14,923,583,095	-	-
Preferred Stocks	-	37,386,727	-
Investment Companies	-	1,093,134,512	-
Total Investments in Securities	$15,297,835,566	$1,375,421,100	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,321,008	-
Total Assets	$15,297,835,566	$1,381,742,108	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,093,213	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $280,442,656 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 98.3%
Aerospace & Defense – 3.6%
Rolls-Royce Holdings PLC*	1,800,000	$18,939,460
Auto Components – 1.6%
TI Fluid Systems PLC	4,000,000	8,513,331
Automobiles – 2.0%
Renault SA	175,000	10,892,673
Banks – 6.8%
ING Groep NV	1,600,000	17,144,584
Intesa Sanpaolo SpA	8,500,000	18,835,773
		35,980,357
Beverages – 2.5%
Anheuser-Busch InBev SA/NV	200,000	13,234,651
Chemicals – 3.5%
Air Liquide SA	150,000	18,568,275
Commercial Services & Supplies – 2.9%
Intrum AB#	670,000	15,608,160
Construction & Engineering – 0.2%
RA International Group PLC*	1,600,000	896,776
Food & Staples Retailing – 1.8%
Jeronimo Martins SGPS SA	800,000	9,470,199
Health Care Providers & Services – 3.1%
NMC Health PLC	475,000	16,601,848
Industrial Conglomerates – 3.3%
Rheinmetall AG	200,000	17,658,114
Insurance – 2.5%
UNIQA Insurance Group AG	1,455,395	13,083,848
Interactive Media & Services – 2.5%
XLMedia PLC£	14,000,000	13,289,942
Machinery – 5.9%
ANDRITZ AG	350,000	16,097,974
CNH Industrial NV	1,669,769	15,020,016
		31,117,990
Media – 10.6%
Central European Media Enterprises Ltd*	5,500,000	15,290,000
Informa PLC	2,000,000	16,034,955
Schibsted ASA	750,000	25,045,853
		56,370,808
Metals & Mining – 5.0%
Anglo American PLC	700,000	15,471,870
Centamin PLC	4,500,000	6,271,975
Duke Royalty Ltd	8,145,505	4,534,094
		26,277,939
Oil, Gas & Consumable Fuels – 13.6%
Africa Energy Corp*	12,000,000	1,494,506
Africa Oil Corp*	10,921,596	8,558,649
Africa Oil Corp*,ž	4,810,500	3,806,110
Cairn Energy PLC*	10,800,000	20,606,525
Kosmos Energy Ltd*	5,500,000	22,385,000
TransGlobe Energy Corp£	8,100,000	15,072,528
		71,923,318
Paper & Forest Products – 2.9%
UPM-Kymmene OYJ	600,000	15,254,352
Pharmaceuticals – 11.0%
Bayer AG	300,000	20,799,510
Merck KGaA	110,000	11,348,108
Sanofi	300,000	25,922,176
		58,069,794
Software – 0.1%
Argo Blockchain PLC*	11,000,000	543,230
Specialty Retail – 2.2%
Industria de Diseno Textil SA	450,000	11,470,315
Textiles, Apparel & Luxury Goods – 7.4%
Coats Group PLC	10,000,000	10,375,878
Kering SA	55,000	25,737,288
Pandora A/S	70,000	2,847,903
		38,961,069
Tobacco – 3.3%
British American Tobacco PLC	550,000	17,536,367
Total Common Stocks (cost $671,932,889)		520,262,816

Shares		Value
Preferred Stocks – 0.2%
Hotels, Restaurants & Leisure – 0.2%
BNN Technology PLC*,¢ (cost $14,372,557)	11,756,231	$1,138,647
Warrants – 0%
Oil, Gas & Consumable Fuels – 0%
Savannah Petroleum PLC, expires, 2/9/19* (cost $0)	14,631,000	18,646
Investment Companies – 1.5%
Investments Purchased with Cash Collateral from Securities Lending – 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£ (cost $7,813,220)	7,813,220	7,813,220
Total Investments (total cost $694,118,666) – 100.0%		529,233,329
Cash, Receivables and Other Assets, net of Liabilities – 0%		197,217
Net Assets – 100%		$529,430,546

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$150,773,544	28.5%
France	81,120,412	15.3
Germany	49,805,732	9.4
Italy	33,855,789	6.4
United States	30,198,220	5.7
Austria	29,181,822	5.5
Canada	28,931,793	5.5
Norway	25,045,853	4.7
Netherlands	17,144,584	3.2
Sweden	15,608,160	3.0
Czech Republic	15,290,000	2.9
Finland	15,254,352	2.9
Belgium	13,234,651	2.5
Spain	11,470,315	2.2
Portugal	9,470,199	1.8
Denmark	2,847,903	0.5

Total	$529,233,329	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 5.3%
Interactive Media & Services - 2.5%
XLMedia PLC	$412,824	$-	$(3,768,989)	$13,289,942
Oil, Gas & Consumable Fuels - 2.8%
TransGlobe Energy Corp	-	-	(10,204,455)	15,072,528
Total Common Stocks	$412,824	$-	$(13,973,444)	$28,362,470
Investment Companies - 1.5%
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	497,352∆	-	-	7,813,220
Total Affiliated Investments - 6.8%	$910,176	$-	$(13,973,444)	$36,175,690

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 5.3%
Interactive Media & Services - 2.5%
XLMedia PLC	14,000,000	-	-	14,000,000
Oil, Gas & Consumable Fuels - 2.8%
TransGlobe Energy Corp	6,000,000	2,100,000	-	8,100,000
Investment Companies - 1.5%
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	21,075,000	6,473,280	(19,735,060)	7,813,220

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$18,939,460	$-
Auto Components	-	8,513,331	-
Automobiles	-	10,892,673	-
Banks	-	35,980,357	-
Beverages	-	13,234,651	-
Chemicals	-	18,568,275	-
Commercial Services & Supplies	-	15,608,160	-
Construction & Engineering	-	896,776	-
Food & Staples Retailing	-	9,470,199	-
Health Care Providers & Services	-	16,601,848	-
Industrial Conglomerates	-	17,658,114	-
Insurance	-	13,083,848	-
Interactive Media & Services	-	13,289,942	-
Machinery	-	31,117,990	-
Media	15,290,000	41,080,808	-
Metals & Mining	-	26,277,939	-

Oil, Gas & Consumable Fuels	42,758,144	29,165,174	-
Paper & Forest Products	-	15,254,352	-
Pharmaceuticals	-	58,069,794	-
Software	-	543,230	-
Specialty Retail	-	11,470,315	-
Textiles, Apparel & Luxury Goods	-	38,961,069	-
Tobacco	-	17,536,367	-
Preferred Stocks	-	-	1,138,647
Warrants	-	18,646	-
Investment Companies	-	7,813,220	-
Total Assets	$58,048,144	$470,046,538	$1,138,647

Organization and Significant Accounting Policies

Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $701,573,311 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. Prior to the Reorganization, State Street Bank and Trust Company (SSB) acted as the securities lending agent. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee. Prior to the Reorganization, cash collateral received was invested in the State Street Navigator Securities Lending Prime Portfolio, a 1940 Act registered open-end mutual fund used exclusively for SSB securities lending clients.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 96.3%
Aerospace & Defense – 5.0%
Boeing Co	1,106,331	$356,791,747
Harris Corp	1,462,523	196,928,722
		553,720,469
Banks – 2.6%
Bank of America Corp	11,676,617	287,711,843
Biotechnology – 2.1%
Celgene Corp*	2,328,800	149,252,792
Regeneron Pharmaceuticals Inc*	227,318	84,903,273
		234,156,065
Capital Markets – 5.6%
Charles Schwab Corp	5,424,201	225,267,068
Intercontinental Exchange Inc	5,130,485	386,479,435
		611,746,503
Chemicals – 4.1%
Air Products & Chemicals Inc	1,173,940	187,889,097
Sherwin-Williams Co	668,387	262,983,549
		450,872,646
Construction Materials – 1.2%
Vulcan Materials Co	1,301,838	128,621,594
Electronic Equipment, Instruments & Components – 0.9%
TE Connectivity Ltd	1,239,104	93,713,436
Entertainment – 1.8%
Netflix Inc*	728,699	195,043,574
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp	2,292,653	362,674,778
Health Care Equipment & Supplies – 8.6%
Abbott Laboratories	1,698,875	122,879,629
Boston Scientific Corp*	9,700,893	342,829,559
Edwards Lifesciences Corp*	1,187,788	181,933,488
Intuitive Surgical Inc*	615,579	294,813,095
		942,455,771
Health Care Providers & Services – 2.2%
Humana Inc	860,643	246,557,007
Hotels, Restaurants & Leisure – 2.1%
Starbucks Corp	3,576,065	230,298,586
Information Technology Services – 8.7%
Mastercard Inc	3,345,115	631,055,945
Pagseguro Digital Ltd*,#	3,273,088	61,304,938
PayPal Holdings Inc*	3,101,555	260,809,760
		953,170,643
Interactive Media & Services – 8.0%
Alphabet Inc*	767,277	794,599,734
Facebook Inc*	637,855	83,616,412
		878,216,146
Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc*	382,929	575,147,870
Pharmaceuticals – 6.0%
Allergan PLC	1,729,448	231,158,020
Merck & Co Inc	3,092,362	236,287,380
Zoetis Inc	2,287,377	195,662,229
		663,107,629
Professional Services – 1.0%
CoStar Group Inc*	326,335	110,085,849
Road & Rail – 1.3%
Union Pacific Corp	1,038,224	143,513,703
Semiconductor & Semiconductor Equipment – 6.5%
ASML Holding NV	1,551,806	241,492,050
NVIDIA Corp	1,290,114	172,230,219
Texas Instruments Inc	3,227,465	304,995,442
		718,717,711
Software – 14.6%
Adobe Inc*	878,385	198,725,822
Intuit Inc	805,244	158,512,281
Microsoft Corp	6,896,089	700,435,760
salesforce.com Inc*	3,959,110	542,279,297
		1,599,953,160
Specialty Retail – 2.3%
Home Depot Inc	1,484,588	255,081,910

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.4%
Apple Inc	998,787	$157,548,661
Textiles, Apparel & Luxury Goods – 1.8%
NIKE Inc	2,670,120	197,962,697
Total Common Stocks (cost $8,093,943,474)		10,590,078,251
Investment Companies – 3.9%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	1,788,750	1,788,750
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	426,120,372	426,120,372
Total Investment Companies (cost $427,909,122)		427,909,122
Total Investments (total cost $8,521,852,596) – 100.2%		11,017,987,373
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(17,448,421)
Net Assets – 100%		$11,000,538,952

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$10,715,190,385	97.2%
Netherlands	241,492,050	2.2
Brazil	61,304,938	0.6

Total	$11,017,987,373	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 3.9%
Investments Purchased with Cash Collateral from Securities Lending - 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$1,390∆	$-	$-	$1,788,750
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	2,060,051	-	-	426,120,372
Total Affiliated Investments - 3.9%	$2,061,441	$-	$-	$427,909,122

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 3.9%
Investments Purchased with Cash Collateral from Securities Lending - 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	-	72,018,075	(70,229,325)	1,788,750
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	319,371,513	1,179,064,859	(1,072,316,000)	426,120,372

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$10,590,078,251	$-	$-
Investment Companies	-	427,909,122	-
Total Assets	$10,590,078,251	$427,909,122	$-

Organization and Significant Accounting Policies

Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.0%
Aerospace & Defense – 1.3%
BAE Systems PLC	9,458,007	$55,193,416
Air Freight & Logistics – 1.3%
Deutsche Post AG	1,927,309	52,779,682
Automobiles – 1.1%
General Motors Co	1,414,898	47,328,338
Banks – 7.5%
ING Groep NV	7,442,558	79,749,727
KB Financial Group Inc	1,862,933	77,769,483
Lloyds Banking Group PLC	49,731,908	32,856,604
Mitsubishi UFJ Financial Group Inc	10,273,300	50,666,016
Societe Generale SA	2,084,016	66,156,292
		307,198,122
Beverages – 2.7%
Coca-Cola Amatil Ltd	6,141,598	35,418,482
Diageo PLC	2,164,852	76,934,689
		112,353,171
Chemicals – 1.1%
DowDuPont Inc	840,247	44,936,410
Communications Equipment – 1.1%
Cisco Systems Inc	1,061,145	45,979,413
Containers & Packaging – 2.9%
Amcor Ltd/Australia	10,816,938	100,926,316
DS Smith PLC	4,322,372	16,488,676
		117,414,992
Distributors – 0.1%
Connect Group PLC	9,161,060	4,995,402
Diversified Telecommunication Services – 9.6%
BT Group PLC	22,374,026	67,716,460
Orange SA	5,238,435	84,758,760
Telenor ASA	3,327,872	64,284,734
TELUS Corp	2,980,531	98,805,149
Verizon Communications Inc	1,416,652	79,644,175
		395,209,278
Electric Utilities – 6.7%
Duke Energy Corp	666,616	57,528,961
Enel SpA	11,068,889	63,848,500
PPL Corp	2,250,164	63,747,146
SSE PLC	6,452,032	88,696,917
		273,821,524
Electrical Equipment – 1.1%
ABB Ltd	2,284,499	43,573,011
Electronic Equipment, Instruments & Components – 1.2%
Hon Hai Precision Industry Co Ltd	21,679,200	50,039,845
Equity Real Estate Investment Trusts (REITs) – 6.7%
Crown Castle International Corp	592,397	64,352,086
CyrusOne Inc	586,325	31,004,866
Dexus	5,643,541	42,197,485
Eurocommercial Properties NV	1,704,620	52,680,948
Hammerson PLC	4,540,132	19,010,029
Mirvac Group	17,481,793	27,575,032
Scentre Group	13,501,805	37,077,779
		273,898,225
Food Products – 1.9%
Marine Harvest ASA	3,705,966	78,067,700
Health Care Providers & Services – 0.7%
CVS Health Corp	421,036	27,586,279
Hotels, Restaurants & Leisure – 4.0%
Carnival Corp	2,002,002	98,698,699
Las Vegas Sands Corp	1,283,915	66,827,776
		165,526,475
Household Durables – 1.2%
Barratt Developments PLC	5,609,563	33,106,337
Bellway PLC	543,855	17,365,447
		50,471,784
Insurance – 3.8%
Manulife Financial Corp	4,541,586	64,447,268
Phoenix Group Holdings PLC	6,467,611	46,437,427

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Prudential PLC	2,486,898	$44,426,774
		155,311,469
Media – 0.4%
Atresmedia Corp de Medios de Comunicacion SA	3,719,483	18,484,509
Metals & Mining – 3.2%
BHP Group PLC	6,256,013	130,768,827
Multi-Utilities – 0.5%
National Grid PLC	2,056,079	19,880,404
Oil, Gas & Consumable Fuels – 13.8%
BP PLC	7,304,212	46,078,322
Chevron Corp	384,062	41,782,105
Inter Pipeline Ltd	2,474,138	35,054,820
Repsol SA	5,909,213	94,979,836
Royal Dutch Shell PLC	3,054,602	89,577,680
SK Innovation Co Ltd	443,316	71,099,822
Snam SpA	13,824,052	60,502,539
TOTAL SA	1,999,828	105,632,552
Whitehaven Coal Ltd	7,757,963	23,640,627
		568,348,303
Paper & Forest Products – 0.2%
Nine Dragons Paper Holdings Ltd	11,116,000	10,197,849
Pharmaceuticals – 8.8%
GlaxoSmithKline PLC	6,652,475	126,242,352
Novartis AG	569,056	48,758,567
Novo Nordisk A/S	1,183,406	54,409,317
Pfizer Inc	1,747,220	76,266,153
Roche Holding AG	234,108	57,912,446
		363,588,835
Professional Services – 2.3%
Adecco Group AG	2,029,561	95,084,938
Semiconductor & Semiconductor Equipment – 2.2%
Tokyo Electron Ltd	787,100	90,315,914
Textiles, Apparel & Luxury Goods – 1.7%
Cie Financiere Richemont SA	649,439	41,754,771
Li & Fung Ltd	61,088,000	9,618,031
Pandora A/S	426,722	17,360,898
		68,733,700
Tobacco – 5.2%
British American Tobacco PLC	2,811,884	89,654,962
Imperial Brands PLC	2,846,130	86,053,738
Philip Morris International Inc	561,822	37,507,237
		213,215,937
Transportation Infrastructure – 0.3%
CCR SA	4,385,914	12,740,625
Water Utilities – 0.6%
Severn Trent PLC	1,004,458	23,202,989
Wireless Telecommunication Services – 3.8%
SK Telecom Co Ltd	406,925	98,368,016
Vodafone Group PLC	30,267,465	58,804,610
		157,172,626
Total Common Stocks (cost $4,799,207,131)		4,073,419,992
Rights – 0%
Oil, Gas & Consumable Fuels – 0%
Repsol SA* (cost $2,758,492)	5,909,213	2,707,822
Total Investments (total cost $4,801,965,623) – 99.0%		4,076,127,814
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		39,149,685
Net Assets – 100%		$4,115,277,499

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,173,492,062	28.8%
United States	783,189,644	19.2
Switzerland	287,083,733	7.0
Australia	266,835,721	6.5
France	256,547,604	6.3
South Korea	247,237,321	6.1
Canada	198,307,237	4.9

Norway	142,352,434	3.5
Japan	140,981,930	3.5
Netherlands	132,430,675	3.2
Italy	124,351,039	3.1
Spain	116,172,167	2.8
Denmark	71,770,215	1.8
Germany	52,779,682	1.3
Taiwan	50,039,845	1.2
Brazil	12,740,625	0.3
China	10,197,849	0.3
Hong Kong	9,618,031	0.2

Total	$4,076,127,814	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/30/19	(495,212,667)	$626,306,051	$(5,727,414)
Euro	1/30/19	(330,919,551)	378,059,477	(2,001,247)
Total				$(7,728,661)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$1,091,983,592

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$55,193,416	$-
Air Freight & Logistics	-	52,779,682	-
Banks	-	307,198,122	-
Beverages	-	112,353,171	-
Containers & Packaging	-	117,414,992	-
Distributors	-	4,995,402	-
Diversified Telecommunication Services	178,449,324	216,759,954	-

Electric Utilities	121,276,107	152,545,417	-
Electrical Equipment	-	43,573,011	-
Electronic Equipment, Instruments & Components	-	50,039,845	-
Equity Real Estate Investment Trusts (REITs)	95,356,952	178,541,273	-
Food Products	-	78,067,700	-
Household Durables	-	50,471,784	-
Insurance	110,884,695	44,426,774	-
Media	-	18,484,509	-
Metals & Mining	-	130,768,827	-
Multi-Utilities	-	19,880,404	-
Oil, Gas & Consumable Fuels	76,836,925	491,511,378	-
Paper & Forest Products	-	10,197,849	-
Pharmaceuticals	76,266,153	287,322,682	-
Professional Services	-	95,084,938	-
Semiconductor & Semiconductor Equipment	-	90,315,914	-
Textiles, Apparel & Luxury Goods	-	68,733,700	-
Tobacco	37,507,237	175,708,700	-
Transportation Infrastructure	-	12,740,625	-
Water Utilities	-	23,202,989	-
Wireless Telecommunication Services	-	157,172,626	-
All Other	331,356,915	-	-
Rights	2,707,822	-	-
Total Assets	$1,030,642,130	$3,045,485,684	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,728,661	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $3,178,677,216 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – 0.3%
Consumer Non-Cyclical – 0.3%
PTC Therapeutics Inc, 3.0000%, 8/15/22 (cost $9,779,000)	$9,779,000	$9,717,881
Common Stocks – 95.8%
Biotechnology – 30.6%
AbbVie Inc	1,051,037	96,895,101
AC Immune SA*	678,893	6,415,539
Acceleron Pharma Inc*	397,676	17,318,790
Alexion Pharmaceuticals Inc*	382,899	37,279,047
Amicus Therapeutics Inc*	2,784,855	26,678,911
AnaptysBio Inc*	621,645	39,654,735
Argenx SE (ADR)*	191,172	18,365,894
BeiGene Ltd (ADR)*	120,123	16,848,452
BioCryst Pharmaceuticals Inc*	3,980,832	32,125,314
Biogen Inc*	128,888	38,784,977
Biohaven Pharmaceutical Holding Co Ltd*	1,039,645	38,446,072
Celgene Corp*	1,159,053	74,283,707
Enanta Pharmaceuticals Inc*	208,982	14,802,195
FibroGen Inc*	512,946	23,739,141
Galapagos NV*	195,865	17,974,400
Gilead Sciences Inc	1,032,167	64,562,046
Global Blood Therapeutics Inc*	535,083	21,965,157
Heron Therapeutics Inc*	775,379	20,113,331
Immunomedics Inc*	1,281,260	18,283,580
Insmed Inc*	2,380,316	31,229,746
Ironwood Pharmaceuticals Inc*	1,289,618	13,360,443
Mirati Therapeutics Inc*,#	389,049	16,503,459
Myovant Sciences Ltd*,#	887,369	14,561,725
Neurocrine Biosciences Inc*	1,061,181	75,778,935
Odonate Therapeutics Inc*,#	572,480	8,060,518
Regeneron Pharmaceuticals Inc*	114,273	42,680,966
Rhythm Pharmaceuticals Inc*	1,062,641	28,563,790
Rubius Therapeutics Inc*,§	508,126	7,762,133
Sage Therapeutics Inc*	133,298	12,768,615
Sarepta Therapeutics Inc*	341,046	37,218,350
Shire PLC (ADR)	527,048	91,727,434
Solid Biosciences Inc*,#	230,830	6,186,244
Vertex Pharmaceuticals Inc*	326,906	54,171,593
		1,065,110,340
Health Care Equipment & Supplies – 16.0%
Abbott Laboratories	1,436,091	103,872,462
Baxter International Inc	831,193	54,709,123
Boston Scientific Corp*	2,403,468	84,938,559
Cooper Cos Inc	214,401	54,565,055
DexCom Inc*	177,615	21,278,277
Edwards Lifesciences Corp*	335,287	51,355,910
Glaukos Corp*	294,661	16,551,108
ICU Medical Inc*	202,309	46,456,216
Intuitive Surgical Inc*	31,378	15,027,552
STERIS PLC	346,341	37,006,536
Terumo Corp	46,400	2,607,082
Varian Medical Systems Inc*	284,538	32,241,001
Wright Medical Group NV*	1,423,049	38,735,394
		559,344,275
Health Care Providers & Services – 11.9%
Acadia Healthcare Co Inc*	583,617	15,004,793
AmerisourceBergen Corp	283,200	21,070,080
Anthem Inc	342,127	89,852,814
DaVita Inc*	474,316	24,408,301
Diplomat Pharmacy Inc*	1,190,862	16,029,003
HealthEquity Inc*	200,445	11,956,544
Humana Inc	328,829	94,202,932
Quest Diagnostics Inc	263,764	21,963,628
UnitedHealth Group Inc	362,436	90,290,056
Universal Health Services Inc	246,465	28,727,960
		413,506,111
Health Care Technology – 0.8%
Teladoc Health Inc*,#	544,834	27,007,421
Life Sciences Tools & Services – 2.9%
NeoGenomics Inc*	1,246,669	15,720,496

Shares or Principal Amounts		Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific Inc	379,978	$85,035,277
		100,755,773
Pharmaceuticals – 33.6%
Allergan PLC	251,562	33,623,777
Amneal Pharmaceuticals Inc*	729,427	9,869,147
Assembly Biosciences Inc*	410,924	9,295,101
Astellas Pharma Inc	1,590,600	20,244,947
AstraZeneca PLC	1,402,909	104,901,145
Bayer AG	440,801	30,561,482
Bristol-Myers Squibb Co	1,298,109	67,475,706
Catalent Inc*	1,103,360	34,402,765
Clementia Pharmaceuticals Inc*,#	876,489	10,307,511
Collegium Pharmaceutical Inc*,#	1,184,814	20,343,256
Elanco Animal Health Inc*	330,449	10,419,057
Eli Lilly & Co	934,152	108,100,069
GW Pharmaceuticals PLC (ADR)*	158,991	15,484,134
Jazz Pharmaceuticals PLC*	263,600	32,675,856
Johnson & Johnson	526,546	67,950,761
Merck & Co Inc	2,075,514	158,590,025
Mylan NV*	735,017	20,139,466
Nektar Therapeutics*	585,071	19,231,284
Novartis AG (ADR)	1,303,241	111,831,110
Novo Nordisk A/S	878,741	40,401,771
Roche Holding AG	308,449	76,302,545
Sanofi	1,024,666	88,538,576
Takeda Pharmaceutical Co Ltd#	1,779,300	60,381,233
WaVe Life Sciences Ltd*	504,927	21,227,131
		1,172,297,855
Total Common Stocks (cost $2,875,975,510)		3,338,021,775
Preferred Stocks – 2.4%
Biotechnology – 1.3%
4D Molecular Therapeutics Inc - Series B*,¢,§	373,334	6,518,412
Acerta Pharma BV PP - Series B*,¢,§	143,797,410	11,920,805
Akero Therapeutics Inc - Series B¢,§	2,642,075	8,666,006
Biontech AG - Series A*,¢,§	63,547	18,484,401
		45,589,624
Health Care Equipment & Supplies – 0.4%
Silk Road Medical Inc - Series C*,¢,£,§	4,348,205	13,131,579
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc - Series B*,¢,£,§	1,035,873	9,808,940
Life Sciences Tools & Services – 0.4%
BridgeBio Pharma LLC - Series C*,¢,§	7,920,010	15,739,775
Total Preferred Stocks (cost $64,515,571)		84,269,918
Limited Partnership Interests – 0.5%
Biotechnology – 0.5%
RPI International Holdings LP¢,§ (cost $14,999,945)	127,226	19,524,102
Investment Companies – 2.6%
Investments Purchased with Cash Collateral from Securities Lending – 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	73,579,881	73,579,881
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	16,164,000	16,164,000
Total Investment Companies (cost $89,743,881)		89,743,881
Total Investments (total cost $3,055,013,907) – 101.6%		3,541,277,557
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(57,326,614)
Net Assets – 100%		$3,483,950,943

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,826,748,353	79.8%
United Kingdom	212,112,713	6.0
Switzerland	194,549,194	5.5
France	88,538,576	2.5
Japan	83,233,262	2.4
Germany	49,045,883	1.4
Denmark	40,401,771	1.1
Belgium	36,340,294	1.0

Canada	10,307,511	0.3

Total	$3,541,277,557	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.4%
Silk Road Medical Inc - Series C*,¢,§	$-	$-	$-	$13,131,579
Health Care Providers & Services - 0.3%
Bigfoot Biomedical Inc - Series B*,¢,§	-	-	-	9,808,940
Total Preferred Stocks	$-	$-	$-	$22,940,519
Investment Companies - 2.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	152,201∆	-	-	73,579,881
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	301,219	-	-	16,164,000
Total Investment Companies	$453,420	$-	$-	$89,743,881
Total Affiliated Investments - 3.2%	$453,420	$-	$-	$112,684,400

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.4%
Silk Road Medical Inc - Series C*,¢,§	4,348,205	-	-	4,348,205
Health Care Providers & Services - 0.3%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	-	-	1,035,873
Investment Companies - 2.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	104,201,101	178,274,703	(208,895,923)	73,579,881
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	85,933,761	157,324,267	(227,094,028)	16,164,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
4D Molecular Therapeutics Inc - Series B	8/24/18	$6,518,412	$6,518,412	0.2%
Acerta Pharma BV PP - Series B	5/11/15	8,272,388	11,920,805	0.3
Akero Therapeutics Inc - Series B	12/10/18	8,666,006	8,666,006	0.2
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	9,808,940	0.3
Biontech AG - Series A	1/17/18	13,775,320	18,484,401	0.5
BridgeBio Pharma LLC - Series C	6/19/17 - 4/10/18	7,647,562	15,739,775	0.4
RPI International Holdings LP	5/21/15	14,999,945	19,524,102	0.5
Rubius Therapeutics Inc	2/22/18	6,498,932	7,762,133	0.2
Silk Road Medical Inc - Series C	7/7/17	9,826,943	13,131,579	0.4
Total		$86,014,448	$111,556,153	3.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$9,717,881	$-
Common Stocks
Biotechnology	1,039,373,807	25,736,533	-
Health Care Equipment & Supplies	556,737,193	2,607,082	-
Pharmaceuticals	750,966,156	421,331,699	-
All Other	541,269,305	-	-
Preferred Stocks	-	-	84,269,918
Limited Partnership Interests	-	-	19,524,102
Investment Companies	-	89,743,881	-
Total Assets	$2,888,346,461	$549,137,076	$103,794,020

Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $505,771,262 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 97.2%
Equity Real Estate Investment Trusts (REITs) – 66.5%
Activia Properties Inc	1,013	$4,105,033
Alexandria Real Estate Equities Inc	79,137	9,119,748
American Homes 4 Rent	222,181	4,410,293
Ascendas Real Estate Investment Trust	1,767,100	3,323,445
Camden Property Trust	79,503	7,000,239
Concentradora Fibra Hotelera Mexicana SA de CV	2,184,000	1,108,240
CubeSmart	169,825	4,872,279
Daiwa Office Investment Corp	508	3,201,427
Dream Industrial Real Estate Investment Trust	485,828	3,388,339
Duke Realty Corp	160,333	4,152,625
Equinix Inc	7,945	2,801,089
Equity LifeStyle Properties Inc	49,553	4,813,083
Essential Properties Realty Trust Inc	322,465	4,462,916
Gecina SA	34,000	4,388,518
Goodman Group#	1,049,814	7,856,161
Green REIT PLC	1,110,000	1,713,882
HCP Inc	187,268	5,230,395
Highwoods Properties Inc	122,307	4,732,058
Invincible Investment Corp	8,666	3,577,677
Link REIT	850,500	8,565,600
Merlin Properties Socimi SA	470,000	5,806,288
MGM Growth Properties LLC	172,067	4,544,289
NexPoint Residential Trust Inc	85,842	3,008,762
Nippon Prologis REIT Inc	1,541	3,253,499
Prologis Inc	171,402	9,999,243
Rayonier Inc	143,651	3,977,696
Rexford Industrial Realty Inc	242,792	7,155,080
Safestore Holdings PLC	315,000	2,029,328
Segro PLC	528,947	3,967,007
Simon Property Group Inc	33,260	5,587,347
Spirit Realty Capital Inc	198,342	6,991,556
Star Asia Investment Corp	2,428	2,328,834
Sun Communities Inc	90,262	9,180,548
Sunstone Hotel Investors Inc	328,567	4,274,657
UDR Inc	127,204	5,039,822
VICI Properties Inc	438,867	8,241,922
Washington Real Estate Investment Trust	142,641	3,280,743
		181,489,668
Hotels, Restaurants & Leisure – 1.7%
Shangri-La Asia Ltd	3,098,000	4,564,869
Information Technology Services – 1.6%
InterXion Holding NV*	80,599	4,365,242
Real Estate Management & Development – 27.4%
ADO Properties SA	48,178	2,518,662
Aroundtown SA	720,000	5,974,709
Ayala Land Inc	4,831,100	3,738,972
China Resources Land Ltd	1,934,000	7,384,604
City Developments Ltd	537,100	3,188,198
Deutsche Wohnen SE	158,000	7,241,193
Fastighets AB Balder*	143,820	4,104,705
Helical PLC	700,447	2,845,411
Hulic Co Ltd	409,600	3,665,821
Instone Real Estate Group AG*	119,000	2,262,512
Kojamo Oyj*	210,000	1,950,384
KWG Group Holdings Ltd*	3,542,000	3,101,939
Mitsui Fudosan Co Ltd	332,100	7,359,474
Phoenix Mills Ltd	295,281	2,380,998
Prestige Estates Projects Ltd	752,942	2,376,461
Sun Hung Kai Properties Ltd	493,750	7,001,325
Urban & Civic PLC	707,883	2,357,990
VGP NV	53,663	3,651,662
Vincom Retail JSC	1,356,075	1,631,853
		74,736,873
Total Common Stocks (cost $266,927,822)		265,156,652
Limited Partnership Interests – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,§ (cost $1,639)	130,827	1,452

Shares		Value
Investment Companies – 4.6%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	5,925,000	$5,925,000
Money Markets – 2.4%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº	6,602,245	6,602,245
Total Investment Companies (cost $12,527,245)		12,527,245
Total Investments (total cost $279,456,706) – 101.8%		277,685,349
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(4,776,325)
Net Assets – 100%		$272,909,024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$135,405,087	48.8%
Japan	27,491,765	9.9
Hong Kong	20,131,794	7.3
Germany	17,997,076	6.5
United Kingdom	11,199,736	4.0
China	10,486,543	3.8
Australia	7,856,161	2.8
Singapore	6,511,643	2.3
Spain	5,806,288	2.1
India	4,757,459	1.7
France	4,388,518	1.6
Netherlands	4,365,242	1.6
Sweden	4,104,705	1.5
Philippines	3,738,972	1.3
Belgium	3,651,662	1.3
Canada	3,388,339	1.2
Finland	1,950,384	0.7
Ireland	1,713,882	0.6
Vietnam	1,631,853	0.6
Mexico	1,108,240	0.4

Total	$277,685,349	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 2.2%
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$4,177∆	$-	$-	$5,925,000

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 2.2%
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	-	8,968,500	(3,043,500)	5,925,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$1,639	$1,452	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$127,372,969	$54,116,699	$-
Hotels, Restaurants & Leisure	-	4,564,869	-
Information Technology Services	4,365,242	-	-
Real Estate Management & Development	-	74,736,873	-
Limited Partnership Interests	-	-	1,452
Investment Companies	6,602,245	5,925,000	-
Total Assets	$138,340,456	$139,343,441	$1,452

Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $134,968,203 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S.

Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.9%
Aerospace & Defense – 3.9%
Boeing Co	75,984	$24,504,840
L3 Technologies Inc	156,082	27,105,200
Safran SA	376,331	45,206,277
		96,816,317
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	219,703	15,673,612
Automobiles – 0.9%
Isuzu Motors Ltd	1,561,400	21,803,649
Banks – 6.8%
BNP Paribas SA	301,496	13,576,984
CaixaBank SA	3,916,640	14,094,478
China Construction Bank Corp	19,938,000	16,347,895
HDFC Bank Ltd	1,109,005	33,734,240
JPMorgan Chase & Co	474,168	46,288,280
Mitsubishi UFJ Financial Group Inc	2,045,200	10,086,548
Wells Fargo & Co	743,726	34,270,894
		168,399,319
Beverages – 4.6%
Coca-Cola Co	1,197,960	56,723,406
Monster Beverage Corp*	471,792	23,221,602
Pernod Ricard SA	210,067	34,487,757
		114,432,765
Biotechnology – 3.6%
AbbVie Inc	320,650	29,560,723
Celgene Corp*	278,444	17,845,476
Neurocrine Biosciences Inc*	241,816	17,268,081
Shire PLC	435,572	25,309,372
		89,983,652
Capital Markets – 4.2%
Blackstone Group LP	588,089	17,530,933
Intercontinental Exchange Inc	360,833	27,181,550
London Stock Exchange Group PLC	445,093	22,965,531
TD Ameritrade Holding Corp	533,623	26,126,182
UBS Group AG*	874,709	10,923,404
		104,727,600
Chemicals – 1.9%
Air Products & Chemicals Inc	161,115	25,786,456
Shin-Etsu Chemical Co Ltd	278,400	21,451,099
		47,237,555
Construction Materials – 0.6%
Vulcan Materials Co	140,418	13,873,298
Consumer Finance – 0.9%
Synchrony Financial	899,421	21,100,417
Electrical Equipment – 0.9%
Sensata Technologies Holding PLC*	472,505	21,187,124
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB	406,956	18,794,159
Keyence Corp	40,300	20,313,197
		39,107,356
Energy Equipment & Services – 0.5%
Halliburton Co	453,596	12,056,582
Entertainment – 0.5%
Netflix Inc*	42,830	11,463,878
Equity Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp	138,268	21,872,615
Invitation Homes Inc	841,528	16,897,882
		38,770,497
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	350,442	25,347,470
Boston Scientific Corp*	626,549	22,142,242
		47,489,712
Health Care Providers & Services – 1.8%
Humana Inc	77,632	22,240,015
UnitedHealth Group Inc	90,755	22,608,886
		44,848,901
Hotels, Restaurants & Leisure – 4.1%
GVC Holdings PLC	1,095,630	9,415,598
McDonald's Corp	185,182	32,882,768

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Merlin Entertainments PLC	3,997,940	$16,177,852
Norwegian Cruise Line Holdings Ltd*	346,705	14,696,825
Starbucks Corp	435,196	28,026,622
		101,199,665
Household Durables – 0.7%
Sony Corp	376,400	18,128,736
Independent Power and Renewable Electricity Producers – 1.7%
NRG Energy Inc	1,044,331	41,355,508
Industrial Conglomerates – 0.9%
Siemens AG	199,893	22,290,878
Information Technology Services – 5.1%
Amdocs Ltd	372,321	21,810,564
GoDaddy Inc*	304,865	20,005,241
Mastercard Inc	227,526	42,922,780
Visa Inc	324,373	42,797,774
		127,536,359
Insurance – 4.2%
AIA Group Ltd	4,287,700	35,273,980
NN Group NV	552,341	21,938,579
Progressive Corp	548,232	33,074,836
Prudential PLC	727,844	13,002,448
		103,289,843
Interactive Media & Services – 3.8%
Alphabet Inc - Class C*	75,524	78,213,410
Tencent Holdings Ltd	426,500	16,907,124
		95,120,534
Internet & Direct Marketing Retail – 4.0%
Alibaba Group Holding Ltd (ADR)*	203,066	27,834,257
Amazon.com Inc*	41,235	61,933,733
Booking Holdings Inc*	5,918	10,193,282
		99,961,272
Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific Inc	126,484	28,305,854
Machinery – 2.7%
Illinois Tool Works Inc	164,910	20,892,448
Parker-Hannifin Corp	182,556	27,226,402
SMC Corp/Japan	61,800	18,462,202
		66,581,052
Media – 0.4%
Grupo Televisa SAB (ADR)	796,570	10,020,851
Metals & Mining – 1.7%
Rio Tinto PLC	498,901	23,784,397
Teck Resources Ltd	828,433	17,837,103
		41,621,500
Multi-Utilities – 0.6%
National Grid PLC	1,460,552	14,122,202
Oil, Gas & Consumable Fuels – 6.4%
Anadarko Petroleum Corp	363,682	15,943,819
Cabot Oil & Gas Corp	762,272	17,036,779
Canadian Natural Resources Ltd	613,985	14,816,605
Enterprise Products Partners LP	1,147,923	28,227,427
Marathon Petroleum Corp	281,928	16,636,571
Occidental Petroleum Corp	239,963	14,728,929
Suncor Energy Inc	900,859	25,164,655
TOTAL SA#	499,033	26,359,331
		158,914,116
Personal Products – 2.8%
Estee Lauder Cos Inc	222,196	28,907,700
Unilever NV	728,080	39,554,820
		68,462,520
Pharmaceuticals – 5.4%
AstraZeneca PLC	337,927	25,268,160
Bristol-Myers Squibb Co	392,486	20,401,422
Eli Lilly & Co	232,983	26,960,793
Merck & Co Inc	473,398	36,172,341
Sanofi	287,024	24,800,956
		133,603,672
Road & Rail – 1.2%
CSX Corp	459,213	28,530,904
Semiconductor & Semiconductor Equipment – 4.7%
ASML Holding NV	262,873	41,009,674
Microchip Technology Inc	195,858	14,086,107
Taiwan Semiconductor Manufacturing Co Ltd	4,168,000	30,257,653

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Texas Instruments Inc	340,198	$32,148,711
		117,502,145
Software – 7.0%
Adobe Inc*	151,337	34,238,483
Constellation Software Inc/Canada	26,731	17,112,932
Microsoft Corp	365,856	37,159,994
salesforce.com Inc*	244,803	33,530,667
SS&C Technologies Holdings Inc	466,298	21,034,703
Ultimate Software Group Inc*	125,618	30,760,080
		173,836,859
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	481,600	16,665,177
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	262,532	16,879,127
NIKE Inc	369,786	27,415,934
		44,295,061
Tobacco – 1.2%
British American Tobacco PLC	931,387	29,696,625
Trading Companies & Distributors – 0.9%
Ferguson PLC	367,454	23,530,329
Total Common Stocks (cost $2,192,348,402)		2,473,543,896
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£ (cost $24,952)	24,952	24,952
Total Investments (total cost $2,192,373,354) – 99.9%		2,473,568,848
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,888,651
Net Assets – 100%		$2,476,457,499

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,552,488,395	62.8%
United Kingdom	203,272,514	8.2
France	144,431,305	5.8
Japan	110,245,431	4.5
Netherlands	102,503,073	4.1
Canada	74,931,295	3.0
China	61,089,276	2.5
Hong Kong	35,273,980	1.4
India	33,734,240	1.4
Taiwan	30,257,653	1.2
Switzerland	27,802,531	1.1
Germany	22,290,878	0.9
Sweden	18,794,159	0.8
South Korea	16,665,177	0.7
Ireland	15,673,612	0.6
Spain	14,094,478	0.6
Mexico	10,020,851	0.4

Total	$2,473,568,848	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$37,203∆	$-	$-	$24,952

Investment Companies - 0.0%
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	59,326	-	-	-
Total Affiliated Investments - 0.0%	$96,529	$-	$-	$24,952

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	27,250	62,077,718	(62,080,016)	24,952
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	-	80,015,182	(80,015,182)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$51,610,040	$45,206,277	$-
Automobiles	-	21,803,649	-
Banks	80,559,174	87,840,145	-
Beverages	79,945,008	34,487,757	-
Biotechnology	64,674,280	25,309,372	-
Capital Markets	70,838,665	33,888,935	-
Chemicals	25,786,456	21,451,099	-
Electronic Equipment, Instruments & Components	-	39,107,356	-
Hotels, Restaurants & Leisure	75,606,215	25,593,450	-
Household Durables	-	18,128,736	-
Industrial Conglomerates	-	22,290,878	-

Insurance	33,074,836	70,215,007	-
Interactive Media & Services	78,213,410	16,907,124	-
Machinery	48,118,850	18,462,202	-
Metals & Mining	17,837,103	23,784,397	-
Multi-Utilities	-	14,122,202	-
Oil, Gas & Consumable Fuels	132,554,785	26,359,331	-
Personal Products	28,907,700	39,554,820	-
Pharmaceuticals	83,534,556	50,069,116	-
Semiconductor & Semiconductor Equipment	46,234,818	71,267,327	-
Technology Hardware, Storage & Peripherals	-	16,665,177	-
Textiles, Apparel & Luxury Goods	27,415,934	16,879,127	-
Tobacco	-	29,696,625	-
Trading Companies & Distributors	-	23,530,329	-
All Other	736,011,628	-	-
Investment Companies	-	24,952	-
Total Assets	$1,680,923,458	$792,645,390	$-

Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $912,857,301 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers,

OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 97.7%
Aerospace & Defense – 2.7%
Safran SA	422,018	$50,694,369
Airlines – 1.8%
United Continental Holdings Inc*	403,440	33,780,031
Auto Components – 1.1%
Aptiv PLC	343,333	21,139,013
Banks – 9.3%
BNP Paribas SA	661,727	29,798,925
China Construction Bank Corp	52,488,000	43,036,829
Citigroup Inc	1,268,862	66,056,956
Mitsubishi UFJ Financial Group Inc	5,111,400	25,208,480
Permanent TSB Group Holdings PLC*	5,262,077	9,120,909
		173,222,099
Beverages – 5.0%
Coca-Cola Co	1,511,899	71,588,418
Diageo PLC	578,374	20,554,303
		92,142,721
Biotechnology – 3.2%
AbbVie Inc	223,763	20,628,711
BeiGene Ltd (ADR)*	35,315	4,953,282
Shire PLC	576,720	33,510,926
		59,092,919
Capital Markets – 2.8%
Goldman Sachs Group Inc	307,844	51,425,340
Chemicals – 2.2%
Air Products & Chemicals Inc	197,991	31,688,459
Croda International PLC	161,298	9,579,608
		41,268,067
Diversified Telecommunication Services – 0.5%
Tower Bersama Infrastructure Tbk PT	37,443,900	9,381,100
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB	178,443	8,240,906
Keyence Corp	44,400	22,379,801
		30,620,707
Energy Equipment & Services – 0.6%
Schlumberger Ltd	298,347	10,764,360
Health Care Equipment & Supplies – 1.5%
Boston Scientific Corp*	763,040	26,965,834
Health Care Providers & Services – 2.0%
Anthem Inc	144,287	37,894,095
Hotels, Restaurants & Leisure – 1.8%
GVC Holdings PLC	3,960,866	34,038,791
Household Durables – 3.6%
PulteGroup Inc	1,552,830	40,358,052
Sony Corp	547,200	26,355,059
		66,713,111
Independent Power and Renewable Electricity Producers – 4.7%
NRG Energy Inc	2,227,364	88,203,614
Industrial Conglomerates – 0.7%
Siemens AG	121,949	13,599,027
Insurance – 4.5%
AIA Group Ltd	4,421,200	36,372,255
NN Group NV	394,446	15,667,105
Sony Financial Holdings Inc	1,726,600	32,052,484
		84,091,844
Interactive Media & Services – 6.2%
Alphabet Inc - Class C*	73,876	76,506,724
Tencent Holdings Ltd	963,000	38,174,820
		114,681,544
Internet & Direct Marketing Retail – 4.3%
Alibaba Group Holding Ltd (ADR)*	523,804	71,797,814
MakeMyTrip Ltd*	360,793	8,778,094
		80,575,908
Leisure Products – 1.4%
Hasbro Inc	326,183	26,502,369
Machinery – 4.6%
Parker-Hannifin Corp	315,852	47,106,167
Stanley Black & Decker Inc	322,052	38,562,506
		85,668,673

Shares		Value
Common Stocks – (continued)
Metals & Mining – 3.4%
ArcelorMittal	384,323	$7,928,698
Rio Tinto Ltd	511,106	28,262,979
Teck Resources Ltd	1,286,189	27,693,110
		63,884,787
Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp	340,635	14,933,438
Canadian Natural Resources Ltd	1,522,019	36,726,318
TOTAL SA#	600,022	31,693,653
		83,353,409
Pharmaceuticals – 5.5%
Merck & Co Inc	675,849	51,641,622
Sanofi	264,741	22,875,543
Zoetis Inc	333,819	28,554,877
		103,072,042
Road & Rail – 2.5%
Container Corp Of India Ltd	1,853,002	18,260,773
Kansas City Southern	287,313	27,424,026
		45,684,799
Semiconductor & Semiconductor Equipment – 3.4%
ASML Holding NV	273,170	42,616,064
Taiwan Semiconductor Manufacturing Co Ltd	2,763,000	20,058,037
		62,674,101
Software – 4.7%
Adobe Inc*	64,442	14,579,358
Microsoft Corp	456,694	46,386,410
salesforce.com Inc*	189,925	26,014,027
		86,979,795
Technology Hardware, Storage & Peripherals – 1.1%
Samsung Electronics Co Ltd	586,182	20,284,109
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	209,206	13,450,607
Samsonite International SA*	7,286,400	20,571,345
		34,021,952
Thrifts & Mortgage Finance – 2.1%
MGIC Investment Corp*	3,763,595	39,367,204
Trading Companies & Distributors – 1.4%
Ferguson PLC	418,629	26,807,377
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc*	341,199	21,703,668
Total Common Stocks (cost $1,656,233,589)		1,820,298,779
Preferred Stocks – 0.5%
Software – 0.5%
Magic Leap Inc - Series D*,¢,§ (cost $9,254,547)	342,761	9,254,547
Investment Companies – 2.1%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	30,001	30,001
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	39,061,932	39,061,932
Total Investment Companies (cost $39,091,933)		39,091,933
Total Investments (total cost $1,704,580,069) – 100.3%		1,868,645,259
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(6,099,714)
Net Assets – 100%		$1,862,545,545

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,013,075,041	54.2%
China	153,009,463	8.2
France	142,991,188	7.7
United Kingdom	124,491,005	6.7
Japan	105,995,824	5.7
Canada	64,419,428	3.5
Netherlands	58,283,169	3.1
Hong Kong	56,943,600	3.0
Australia	28,262,979	1.5
India	27,038,867	1.4
South Korea	20,284,109	1.1

Taiwan	20,058,037	1.1
Germany	13,599,027	0.7
Switzerland	13,450,607	0.7
Indonesia	9,381,100	0.5
Ireland	9,120,909	0.5
Sweden	8,240,906	0.4

Total	$1,868,645,259	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 2.1%
Investments Purchased with Cash Collateral from Securities Lending - 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$47,684∆	$-	$-	$30,001
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	156,909	-	-	39,061,932
Total Affiliated Investments - 2.1%	$204,593	$-	$-	$39,091,933

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 2.1%
Investments Purchased with Cash Collateral from Securities Lending - 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	32,212,524	39,416,346	(71,598,869)	30,001
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	9,470,000	118,740,442	(89,148,510)	39,061,932

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§	Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition	% of Net

	Date	Cost	Value	Assets
Magic Leap Inc - Series D	10/5/17	$9,254,547	$9,254,547	0.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$50,694,369	$-
Banks	66,056,956	107,165,143	-
Beverages	71,588,418	20,554,303	-
Biotechnology	25,581,993	33,510,926	-
Chemicals	31,688,459	9,579,608	-
Diversified Telecommunication Services	-	9,381,100	-
Electronic Equipment, Instruments & Components	-	30,620,707	-
Hotels, Restaurants & Leisure	-	34,038,791	-
Household Durables	40,358,052	26,355,059	-
Industrial Conglomerates	-	13,599,027	-
Insurance	-	84,091,844	-
Interactive Media & Services	76,506,724	38,174,820	-
Metals & Mining	27,693,110	36,191,677	-
Oil, Gas & Consumable Fuels	51,659,756	31,693,653	-
Pharmaceuticals	80,196,499	22,875,543	-
Road & Rail	27,424,026	18,260,773	-
Semiconductor & Semiconductor Equipment	-	62,674,101	-
Technology Hardware, Storage & Peripherals	-	20,284,109	-
Textiles, Apparel & Luxury Goods	-	34,021,952	-
Trading Companies & Distributors	-	26,807,377	-
All Other	610,969,904	-	-
Preferred Stocks	-	-	9,254,547
Investment Companies	-	39,091,933	-
Total Assets	$1,109,723,897	$749,666,815	$9,254,547

Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $819,888,252 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson

Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Technology Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 97.9%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*	200,077	$8,753,369
Electronic Equipment, Instruments & Components – 5.4%
Amphenol Corp	773,158	62,641,261
Cognex Corp	261,227	10,101,648
National Instruments Corp	560,554	25,437,941
TE Connectivity Ltd	461,806	34,926,388
		133,107,238
Entertainment – 5.1%
Activision Blizzard Inc	466,351	21,717,966
Liberty Media Corp-Liberty Formula One*	456,085	14,001,810
Netflix Inc*	101,855	27,262,509
Nintendo Co Ltd	46,200	12,208,209
Ubisoft Entertainment SA*	292,902	23,494,848
Walt Disney Co	264,214	28,971,065
		127,656,407
Equity Real Estate Investment Trusts (REITs) – 4.1%
American Tower Corp	238,996	37,806,777
Crown Castle International Corp	295,130	32,059,972
Equinix Inc	87,403	30,814,802
		100,681,551
Household Durables – 1.5%
Sony Corp	758,500	36,532,004
Information Technology Services – 10.9%
Amdocs Ltd	471,935	27,645,952
Black Knight Inc*	277,067	12,484,639
Gartner Inc*	513,536	65,650,442
GoDaddy Inc*	372,277	24,428,817
InterXion Holding NV*	210,048	11,376,200
Mastercard Inc	371,767	70,133,845
Okta Inc*	366,046	23,353,735
Worldpay Inc*,ž	404,678	31,063,525
Worldpay Inc*	44,503	3,401,364
		269,538,519
Interactive Media & Services – 12.2%
Alphabet Inc - Class A*	12,033	12,574,004
Alphabet Inc - Class C*	149,244	154,558,579
Facebook Inc*	338,888	44,424,828
Tencent Holdings Ltd	2,303,400	91,310,364
		302,867,775
Internet & Direct Marketing Retail – 8.9%
Alibaba Group Holding Ltd (ADR)*	590,150	80,891,860
Amazon.com Inc*	45,907	68,950,937
Booking Holdings Inc*	5,694	9,807,459
Etsy Inc*	527,296	25,083,471
MakeMyTrip Ltd*	306,252	7,451,111
MercadoLibre Inc*	94,931	27,800,543
		219,985,381
Media – 0.8%
Liberty Broadband Corp*	263,217	18,959,521
Professional Services – 0.7%
CoStar Group Inc*	50,479	17,028,586
Real Estate Management & Development – 0.2%
Redfin Corp*,#	311,589	4,486,882
Semiconductor & Semiconductor Equipment – 17.2%
ASML Holding NV	307,858	48,027,588
Lam Research Corp	371,594	50,599,955
Microchip Technology Inc#	948,768	68,235,395
Micron Technology Inc*	628,095	19,929,454
NVIDIA Corp	261,434	34,901,439
ON Semiconductor Corp*	1,033,463	17,062,474
Taiwan Semiconductor Manufacturing Co Ltd	9,240,000	67,077,908
Texas Instruments Inc	886,844	83,806,758
Xilinx Inc	449,701	38,301,034
		427,942,005
Software – 26.1%
Adobe Inc*	318,996	72,169,655
Atlassian Corp PLC*	157,678	14,030,188
Autodesk Inc*	107,173	13,783,520

Shares		Value
Common Stocks – (continued)
Software – (continued)
Blackbaud Inc	149,476	$9,402,040
Cadence Design Systems Inc*	1,024,106	44,528,129
Constellation Software Inc/Canada	27,510	17,611,640
Coupa Software Inc*	152,467	9,584,076
Guidewire Software Inc*	93,714	7,518,674
Instructure Inc*	239,277	8,975,280
Intuit Inc	140,818	27,720,023
Microsoft Corp	1,612,663	163,798,181
Nice Ltd (ADR)*	117,114	12,672,906
RealPage Inc*	154,464	7,443,620
SailPoint Technologies Holding Inc*	753,602	17,702,111
salesforce.com Inc*	655,591	89,796,299
ServiceNow Inc*	114,958	20,468,272
SS&C Technologies Holdings Inc	333,685	15,052,530
Tyler Technologies Inc*	106,347	19,761,400
Ultimate Software Group Inc*	180,432	44,182,384
Zendesk Inc*	553,466	32,305,810
		648,506,738
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	327,570	51,670,892
Samsung Electronics Co Ltd	1,414,240	48,938,040
		100,608,932
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	207,622	13,206,835
Total Common Stocks (cost $1,727,601,326)		2,429,861,743
Preferred Stocks – 0.9%
Software – 0.9%
Lyft Inc - Series F*,¢,§	96,726	4,580,353
Lyft Inc - Series G*,¢,§	129,879	6,150,278
Lyft Inc - Series H*,¢,§	54,511	2,581,308
Magic Leap Inc - Series D*,¢,§	339,269	9,160,263
Total Preferred Stocks (cost $18,093,656)		22,472,202
Investment Companies – 1.6%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	12,724,906	12,724,906
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	27,034,000	27,034,000
Total Investment Companies (cost $39,758,906)		39,758,906
Total Investments (total cost $1,785,453,888) – 100.4%		2,492,092,851
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(10,072,543)
Net Assets – 100%		$2,482,020,308

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,992,669,442	80.0%
China	172,202,224	6.9
Taiwan	67,077,908	2.7
Netherlands	59,403,788	2.4
South Korea	48,938,040	2.0
Japan	48,740,213	1.9
Brazil	27,800,543	1.1
France	23,494,848	0.9
Canada	17,611,640	0.7
Australia	14,030,188	0.6
Israel	12,672,906	0.5
India	7,451,111	0.3

Total	$2,492,092,851	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 1.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$85,304∆	$-	$-	$12,724,906
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	262,560	-	-	27,034,000
Total Affiliated Investments - 1.6%	$347,864	$-	$-	$39,758,906

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 1.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	17,748,515	114,803,653	(119,827,262)	12,724,906
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	90,541,508	105,964,368	(169,471,876)	27,034,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
British Pound	1/10/19	(6,041,000)	$7,753,080	$51,456
Japanese Yen	1/10/19	(845,994,000)	7,542,436	(179,608)

				(128,152)
HSBC Securities (USA) Inc:
Japanese Yen	1/31/19	(803,220,000)	7,095,520	(252,189)
JPMorgan Chase & Co:
Japanese Yen	1/10/19	(1,029,027,000)	9,163,736	(228,993)
Total				$(609,334)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 39,407,358

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc - Series F	12/17/15 - 11/10/17	$3,073,789	$4,580,353	0.2%
Lyft Inc - Series G	12/17/15 - 11/10/17	4,127,336	6,150,278	0.2
Lyft Inc - Series H	12/17/15 - 11/10/17	1,732,268	2,581,308	0.1
Magic Leap Inc - Series D	10/5/17	9,160,263	9,160,263	0.4
Total		$18,093,656	$22,472,202	0.9%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Entertainment	$91,953,350	$35,703,057	$-
Household Durables	-	36,532,004	-
Information Technology Services	238,474,994	31,063,525	-
Interactive Media & Services	211,557,411	91,310,364	-
Semiconductor & Semiconductor Equipment	312,836,509	115,105,496	-
Technology Hardware, Storage & Peripherals	51,670,892	48,938,040	-
All Other	1,164,716,101	-	-
Preferred Stocks	-	-	22,472,202
Investment Companies	-	39,758,906	-
Total Investments in Securities	$2,071,209,257	$398,411,392	$22,472,202
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	51,456	-
Total Assets	$2,071,209,257	$398,462,848	$22,472,202
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$660,790	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Technology Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $414,694,264 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 91.3%
Aerospace & Defense – 1.9%
BAE Systems PLC	400,463	$2,336,953
Meggitt PLC	232,498	1,390,639
		3,727,592
Automobiles – 3.4%
Bayerische Motoren Werke AG	25,732	2,083,676
Honda Motor Co Ltd	79,800	2,085,551
Hyundai Motor Co	23,455	2,487,759
		6,656,986
Banks – 6.4%
Bank of Ireland Group PLC	237,108	1,315,769
Lloyds Banking Group PLC	3,316,436	2,191,085
Royal Bank of Scotland Group PLC	445,759	1,225,458
Wells Fargo & Co	167,667	7,726,095
		12,458,407
Beverages – 7.5%
Coca-Cola Co	133,659	6,328,754
Diageo PLC	54,266	1,928,510
PepsiCo Inc	49,728	5,493,949
Stock Spirits Group PLC	289,283	765,646
		14,516,859
Chemicals – 1.2%
Mosaic Co	33,777	986,626
Nitto FC Co Ltd	71,800	481,054
Tikkurila Oyj	65,390	900,853
		2,368,533
Commercial Services & Supplies – 0.5%
Daiseki Co Ltd	24,000	493,674
Secom Joshinetsu Co Ltd	13,300	387,694
		881,368
Communications Equipment – 0.3%
Icom Inc	28,700	515,981
Consumer Finance – 2.3%
Ally Financial Inc	70,588	1,599,524
Synchrony Financial	124,227	2,914,365
		4,513,889
Containers & Packaging – 0.8%
Amcor Ltd/Australia	168,537	1,572,517
Diversified Consumer Services – 0.2%
Shingakukai Holdings Co Ltd	68,221	332,377
Diversified Telecommunication Services – 1.9%
Singapore Telecommunications Ltd	1,690,900	3,627,883
Electric Utilities – 2.9%
Exelon Corp	77,564	3,498,136
PPL Corp	78,632	2,227,645
		5,725,781
Electrical Equipment – 0.3%
Cosel Co Ltd	73,546	626,594
Electronic Equipment, Instruments & Components – 1.2%
Avnet Inc	32,141	1,160,290
Celestica Inc*	140,838	1,235,149
		2,395,439
Food & Staples Retailing – 0.5%
Qol Holdings Co Ltd	61,400	926,286
Food Products – 4.2%
Danone SA	26,017	1,833,413
Nestle SA (REG)	46,925	3,816,596
Orkla ASA	332,963	2,620,032
		8,270,041
Health Care Providers & Services – 1.4%
BML Inc	74,600	1,905,035
Toho Holdings Co Ltd	33,300	810,857
		2,715,892
Hotels, Restaurants & Leisure – 1.4%
Grand Korea Leisure Co Ltd	59,045	1,315,566
Kangwon Land Inc*	51,685	1,481,663
		2,797,229
Household Products – 3.9%
Procter & Gamble Co	82,172	7,553,250

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 0.8%
CK Hutchison Holdings Ltd	161,000	$1,538,661
Information Technology Services – 2.2%
Cognizant Technology Solutions Corp	32,993	2,094,396
Infosys Ltd (ADR)	147,833	1,407,370
Transcosmos Inc	39,800	841,287
		4,343,053
Insurance – 4.9%
Chubb Ltd	16,309	2,106,797
Hartford Financial Services Group Inc	45,444	2,019,986
RenaissanceRe Holdings Ltd	33,881	4,529,890
Sompo Holdings Inc	29,000	979,019
		9,635,692
Interactive Media & Services – 4.9%
Alphabet Inc - Class A*	7,517	7,854,964
Yahoo Japan Corp	707,100	1,776,624
		9,631,588
Machinery – 2.3%
ANDRITZ AG	30,612	1,407,975
Ebara Corp	57,100	1,270,852
GEA Group AG	70,483	1,817,308
		4,496,135
Media – 0.8%
Grupo Televisa SAB (ADR)	118,485	1,490,541
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
AGNC Investment Corp	53,407	936,759
Two Harbors Investment Corp	128,245	1,646,666
		2,583,425
Multi-Utilities – 0.6%
Engie SA	81,134	1,159,420
Oil, Gas & Consumable Fuels – 3.1%
BP PLC (ADR)	54,650	2,072,328
Canadian Natural Resources Ltd	26,078	629,311
Exxon Mobil Corp	31,183	2,126,369
Royal Dutch Shell PLC	40,027	1,174,633
		6,002,641
Personal Products – 1.5%
CLIO Cosmetics Co Ltd*	32,271	420,122
Unilever NV	47,470	2,578,930
		2,999,052
Pharmaceuticals – 16.5%
GlaxoSmithKline PLC	97,931	1,858,412
Johnson & Johnson	66,445	8,574,727
Novartis AG	52,520	4,500,084
Pfizer Inc	201,979	8,816,383
Roche Holding AG	13,933	3,446,675
Sanofi	56,682	4,897,736
		32,094,017
Professional Services – 0.5%
Bureau Veritas SA	46,443	943,160
Real Estate Management & Development – 1.6%
CK Asset Holdings Ltd	222,975	1,621,525
Foxtons Group PLC	864,140	585,919
LSL Property Services PLC	350,697	979,466
		3,186,910
Software – 4.1%
Oracle Corp	178,789	8,072,323
Specialty Retail – 0.5%
Lookers PLC	529,090	621,258
Vertu Motors PLC	676,645	304,070
		925,328
Textiles, Apparel & Luxury Goods – 0.8%
Cie Financiere Richemont SA	22,971	1,476,888
Tobacco – 0.8%
Scandinavian Tobacco Group A/S	123,158	1,484,116
Trading Companies & Distributors – 0.5%
Travis Perkins PLC	70,747	959,801
Wireless Telecommunication Services – 1.4%
Vodafone Group PLC	1,358,825	2,639,969
Total Common Stocks (cost $166,291,199)		177,845,624

Shares or Principal Amounts		Value
Repurchase Agreements – 8.7%
Undivided interest of 20.3% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $17,002,692 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608 (cost $17,000,000)	$17,000,000	$17,000,000
Total Investments (total cost $183,291,199) – 100.0%		194,845,624
Cash, Receivables and Other Assets, net of Liabilities – 0%		76,897
Net Assets – 100%		$194,922,521

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$105,267,894	54.0%
United Kingdom	21,034,147	10.8
Japan	13,432,885	6.9
Switzerland	13,240,243	6.8
France	8,833,729	4.5
South Korea	5,705,110	2.9
Germany	3,900,984	2.0
Singapore	3,627,883	1.9
Hong Kong	3,160,186	1.6
Norway	2,620,032	1.3
Netherlands	2,578,930	1.3
Canada	1,864,460	1.0
Australia	1,572,517	0.8
Mexico	1,490,541	0.8
Denmark	1,484,116	0.8
Austria	1,407,975	0.7
India	1,407,370	0.7
Ireland	1,315,769	0.7
Finland	900,853	0.5

Total	$194,845,624	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro	1/17/19	(1,829,000)	$2,088,841	$(9,202)
HSBC Securities (USA) Inc:
Euro	1/31/19	(4,222,990)	4,814,969	(35,586)
JPMorgan Chase & Co:
Euro	1/10/19	(2,010,000)	2,295,876	(8,278)
Total				$(53,066)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 9,546,774

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$3,727,592	$-
Automobiles	-	6,656,986	-
Banks	7,726,095	4,732,312	-
Beverages	11,822,703	2,694,156	-
Chemicals	986,626	1,381,907	-
Commercial Services & Supplies	-	881,368	-
Communications Equipment	-	515,981	-
Containers & Packaging	-	1,572,517	-
Diversified Consumer Services	-	332,377	-
Diversified Telecommunication Services	-	3,627,883	-
Electrical Equipment	-	626,594	-
Food & Staples Retailing	-	926,286	-
Food Products	-	8,270,041	-
Health Care Providers & Services	-	2,715,892	-
Hotels, Restaurants & Leisure	-	2,797,229	-
Industrial Conglomerates	-	1,538,661	-
Information Technology Services	3,501,766	841,287	-
Insurance	8,656,673	979,019	-
Interactive Media & Services	7,854,964	1,776,624	-
Machinery	-	4,496,135	-
Multi-Utilities	-	1,159,420	-
Oil, Gas & Consumable Fuels	4,828,008	1,174,633	-
Personal Products	-	2,999,052	-
Pharmaceuticals	17,391,110	14,702,907	-
Professional Services	-	943,160	-
Real Estate Management & Development	-	3,186,910	-
Specialty Retail	-	925,328	-
Textiles, Apparel & Luxury Goods	-	1,476,888	-
Tobacco	-	1,484,116	-
Trading Companies & Distributors	-	959,801	-
Wireless Telecommunication Services	-	2,639,969	-
All Other	32,334,648	-	-
Repurchase Agreements	-	17,000,000	-
Total Assets	$95,102,593	$99,743,031	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$53,066	$-

(a)	Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $89,586,615 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-

related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.5%
Aerospace & Defense – 4.9%
Boeing Co	595,650	$192,097,125
Lockheed Martin Corp	217,748	57,015,136
		249,112,261
Air Freight & Logistics – 2.0%
United Parcel Service Inc	1,051,859	102,587,808
Airlines – 0.5%
Delta Air Lines Inc	520,000	25,948,000
Automobiles – 1.1%
General Motors Co	1,716,434	57,414,717
Banks – 5.8%
JPMorgan Chase & Co	1,721,272	168,030,573
US Bancorp	2,757,003	125,995,037
		294,025,610
Beverages – 1.3%
Coca-Cola Co	1,424,344	67,442,688
Biotechnology – 2.5%
AbbVie Inc	796,265	73,407,670
Gilead Sciences Inc	840,000	52,542,000
		125,949,670
Capital Markets – 5.9%
CME Group Inc	1,006,054	189,258,878
Morgan Stanley	1,507,089	59,756,079
TD Ameritrade Holding Corp	1,051,151	51,464,353
		300,479,310
Chemicals – 2.3%
Air Products & Chemicals Inc	163,165	26,114,558
LyondellBasell Industries NV	1,109,019	92,226,020
		118,340,578
Commercial Services & Supplies – 1.9%
Waste Management Inc	1,108,269	98,624,858
Consumer Finance – 0.7%
American Express Co	390,137	37,187,859
Electronic Equipment, Instruments & Components – 3.9%
Corning Inc	2,668,134	80,604,328
TE Connectivity Ltd	1,537,760	116,300,789
		196,905,117
Energy Equipment & Services – 0.3%
Schlumberger Ltd	405,000	14,612,400
Equity Real Estate Investment Trusts (REITs) – 1.4%
Crown Castle International Corp	396,546	43,076,792
MGM Growth Properties LLC	238,303	6,293,582
Outfront Media Inc	1,256,928	22,775,535
		72,145,909
Food & Staples Retailing – 2.7%
Kroger Co	1,584,065	43,561,788
Sysco Corp	1,457,419	91,321,875
		134,883,663
Food Products – 0.7%
Hershey Co	334,566	35,858,784
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	1,022,113	73,929,433
Medtronic PLC	1,168,520	106,288,579
		180,218,012
Health Care Providers & Services – 0.2%
Quest Diagnostics Inc	140,000	11,657,800
Hotels, Restaurants & Leisure – 7.0%
Carnival Corp	1,550,620	76,445,566
Las Vegas Sands Corp	702,650	36,572,933
McDonald's Corp	972,285	172,648,647
Six Flags Entertainment Corp	1,294,437	72,009,530
		357,676,676
Household Durables – 1.4%
Garmin Ltd	1,152,328	72,965,409
Household Products – 1.5%
Clorox Co	500,175	77,096,975
Industrial Conglomerates – 1.6%
3M Co	419,273	79,888,277

Shares		Value
Common Stocks – (continued)
Information Technology Services – 5.1%
Accenture PLC	971,467	$136,986,562
Automatic Data Processing Inc	443,119	58,101,763
International Business Machines Corp	575,000	65,360,250
		260,448,575
Insurance – 2.0%
Marsh & McLennan Cos Inc	307,236	24,502,071
Travelers Cos Inc	645,670	77,318,983
		101,821,054
Leisure Products – 1.2%
Hasbro Inc	746,473	60,650,931
Machinery – 3.2%
Caterpillar Inc	262,842	33,399,333
Deere & Co	662,903	98,885,241
Illinois Tool Works Inc	243,636	30,866,245
		163,150,819
Media – 2.5%
Comcast Corp	1,586,878	54,033,196
Omnicom Group Inc	1,029,497	75,400,360
		129,433,556
Oil, Gas & Consumable Fuels – 2.7%
Chevron Corp	942,031	102,483,553
Occidental Petroleum Corp	235,000	14,424,300
Suncor Energy Inc	664,599	18,564,952
		135,472,805
Pharmaceuticals – 8.0%
Eli Lilly & Co	1,302,776	150,757,239
Merck & Co Inc	2,343,083	179,034,972
Pfizer Inc	1,721,400	75,139,110
		404,931,321
Road & Rail – 2.4%
CSX Corp	881,051	54,739,699
Union Pacific Corp	473,357	65,432,138
		120,171,837
Semiconductor & Semiconductor Equipment – 5.3%
Intel Corp	2,110,332	99,037,881
KLA-Tencor Corp	270,000	24,162,300
Texas Instruments Inc	1,562,482	147,654,549
		270,854,730
Software – 5.1%
Microsoft Corp	2,538,535	257,839,000
Specialty Retail – 2.5%
Best Buy Co Inc	665,000	35,218,400
Home Depot Inc	542,587	93,227,298
		128,445,698
Technology Hardware, Storage & Peripherals – 3.1%
Apple Inc	1,011,500	159,554,010
Textiles, Apparel & Luxury Goods – 0.9%
VF Corp	644,281	45,963,007
Tobacco – 2.4%
Altria Group Inc	2,505,959	123,769,315
Total Common Stocks (cost $3,450,667,932)		5,073,529,039
Limited Partnership Interests – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,§ (cost $30,442)	2,402,758	26,671
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $49,861,000)	49,861,000	49,861,000
Total Investments (total cost $3,500,559,374) – 100.5%		5,123,416,710
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(26,119,173)
Net Assets – 100%		$5,097,297,537

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,104,851,758	99.6%
Canada	18,564,952	0.4

Total	$5,123,416,710	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	$40,185	$-	$-	$49,861,000

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	6,735,000	107,749,690	(64,623,690)	49,861,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$30,442	$26,671	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:

Common Stocks	$5,073,529,039	$-	$-
Limited Partnership Interests	-	-	26,671
Investment Companies	-	49,861,000	-
Total Assets	$5,073,529,039	$49,861,000	$26,671

Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 100.0%
Aerospace & Defense – 2.1%
Rolls-Royce Holdings PLC*	4,375,000	$46,033,410
Automobiles – 3.6%
Renault SA	565,000	35,167,771
Toyota Motor Corp	795,600	46,215,389
		81,383,160
Banks – 10.8%
Credit Agricole SA	5,464,718	58,770,992
HDFC Bank Ltd	1,002,400	30,491,479
ING Groep NV	3,100,000	33,217,632
Mitsubishi UFJ Financial Group Inc	6,708,500	33,085,082
Oversea-Chinese Banking Corp Ltd	2,888,200	23,728,851
Public Bank Bhd	4,739,200	28,366,478
UniCredit SpA	2,909,478	33,000,403
		240,660,917
Beverages – 4.2%
Anheuser-Busch InBev SA/NV	470,000	31,101,430
Fomento Economico Mexicano SAB de CV (ADR)	326,169	28,066,842
Treasury Wine Estates Ltd	3,417,250	35,610,631
		94,778,903
Building Products – 2.6%
Assa Abloy AB	3,260,279	58,323,347
Consumer Finance – 1.2%
American Express Co	276,344	26,341,110
Diversified Financial Services – 2.4%
Ayala Corp	1,633,980	27,965,978
Berkshire Hathaway Inc*	127,578	26,048,876
		54,014,854
Electronic Equipment, Instruments & Components – 1.3%
TDK Corp	412,600	29,362,749
Entertainment – 2.1%
Netflix Inc*	87,937	23,537,217
Nintendo Co Ltd	90,000	23,782,226
		47,319,443
Food & Staples Retailing – 0.8%
Shoprite Holdings Ltd	1,360,592	17,930,460
Food Products – 3.3%
Tiger Brands Ltd	882,018	16,828,897
Uni-President Enterprises Corp	25,471,000	57,647,808
		74,476,705
Health Care Equipment & Supplies – 2.2%
Koninklijke Philips NV	1,371,583	48,332,188
Household Durables – 3.3%
Sony Corp	879,600	42,364,602
Techtronic Industries Co Ltd	5,947,000	31,348,321
		73,712,923
Independent Power and Renewable Electricity Producers – 0.3%
Engie Brasil Energia SA	805,350	6,882,175
Industrial Conglomerates – 1.0%
Toshiba Corp	757,700	21,511,890
Information Technology Services – 4.7%
Infosys Ltd	3,710,449	35,055,962
Mastercard Inc	139,205	26,261,023
Tata Consultancy Services Ltd	648,259	17,590,447
Visa Inc	198,908	26,243,922
		105,151,354
Insurance – 2.7%
AIA Group Ltd	4,521,400	37,196,579
Ping An Insurance Group Co of China Ltd	2,698,000	23,691,541
		60,888,120
Interactive Media & Services – 3.2%
Alphabet Inc - Class C*	25,148	26,043,520
Tencent Holdings Ltd	563,800	22,349,910
Yahoo Japan Corp	9,648,500	24,242,331
		72,635,761
Internet & Direct Marketing Retail – 1.0%
Alibaba Group Holding Ltd (ADR)*	164,014	22,481,399
Life Sciences Tools & Services – 1.2%
ICON PLC*	199,899	25,828,950

Shares		Value
Common Stocks – (continued)
Machinery – 2.7%
CNH Industrial NV	4,044,770	$36,383,781
Komatsu Ltd	1,163,800	24,794,305
		61,178,086
Media – 1.1%
Dentsu Inc	533,200	23,706,528
Metals & Mining – 0.6%
Newcrest Mining Ltd	908,674	13,996,292
Oil, Gas & Consumable Fuels – 4.0%
BP PLC	5,818,805	36,707,693
Kosmos Energy LTD*	13,000,000	52,910,000
		89,617,693
Paper & Forest Products – 1.4%
UPM-Kymmene OYJ	1,250,000	31,779,900
Pharmaceuticals – 12.1%
Bayer AG	890,000	61,705,212
Cipla Ltd/India	2,118,858	15,752,406
Daiichi Sankyo Co Ltd	620,700	19,956,449
Novo Nordisk A/S	1,645,977	75,676,890
Roche Holding AG	244,358	60,448,039
Takeda Pharmaceutical Co Ltd#	1,099,900	37,325,531
		270,864,527
Professional Services – 2.9%
RELX PLC*	3,151,918	64,877,616
Real Estate Management & Development – 1.3%
Mitsui Fudosan Co Ltd	1,325,500	29,373,629
Semiconductor & Semiconductor Equipment – 4.7%
ASML Holding NV	447,341	69,787,725
Taiwan Semiconductor Manufacturing Co Ltd	2,423,000	17,589,802
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	453,017	16,720,857
		104,098,384
Software – 5.5%
Microsoft Corp	259,117	26,318,514
SAP SE	667,603	66,490,656
Trend Micro Inc/Japan	557,900	30,198,224
		123,007,394
Technology Hardware, Storage & Peripherals – 2.5%
Apple Inc	160,426	25,305,597
FUJIFILM Holdings Corp	794,600	30,666,790
		55,972,387
Thrifts & Mortgage Finance – 2.1%
Housing Development Finance Corp Ltd	1,631,616	46,019,690
Tobacco – 2.5%
British American Tobacco PLC	1,735,000	55,319,266
Water Utilities – 0.9%
Aguas Andinas SA	35,872,366	19,785,434
Wireless Telecommunication Services – 1.7%
SoftBank Group Corp	567,300	37,398,558
Total Common Stocks (cost $2,315,755,538)		2,235,045,202
Preferred Stocks – 1.3%
Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co Ltd (cost $23,431,478)	1,015,753	28,976,956
Investment Companies – 1.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£ (cost $27,392,800)	27,392,800	27,392,800
Total Investments (total cost $2,366,579,816) – 102.5%		2,291,414,958
Liabilities, net of Cash, Receivables and Other Assets – (2.5)%		(56,099,621)
Net Assets – 100%		$2,235,315,337

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$453,984,283	19.8%
United States	286,402,579	12.5
Netherlands	216,215,161	9.4
India	144,909,984	6.3
United Kingdom	138,060,369	6.0
Germany	128,195,868	5.6
France	93,938,763	4.1

Taiwan	91,958,467	4.0
Denmark	75,676,890	3.3
Italy	69,384,184	3.0
Hong Kong	68,544,900	3.0
China	68,522,850	3.0
Switzerland	60,448,039	2.7
Sweden	58,323,347	2.6
Australia	49,606,923	2.2
South Africa	34,759,357	1.5
Finland	31,779,900	1.4
Belgium	31,101,430	1.4
South Korea	28,976,956	1.3
Malaysia	28,366,478	1.2
Mexico	28,066,842	1.2
Philippines	27,965,978	1.2
Ireland	25,828,950	1.1
Singapore	23,728,851	1.0
Chile	19,785,434	0.9
Brazil	6,882,175	0.3

Total	$2,291,414,958	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 1.2%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$30,102∆	$-	$-	$27,392,800

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 1.2%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	37,472,590	91,693,440	(101,773,230)	27,392,800

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$46,033,410	$-
Automobiles	-	81,383,160	-
Banks	-	240,660,917	-
Beverages	28,066,842	66,712,061	-
Building Products	-	58,323,347	-
Diversified Financial Services	26,048,876	27,965,978	-
Electronic Equipment, Instruments & Components	-	29,362,749	-
Entertainment	23,537,217	23,782,226	-
Food & Staples Retailing	-	17,930,460	-
Food Products	-	74,476,705	-
Health Care Equipment & Supplies	-	48,332,188	-
Household Durables	-	73,712,923	-
Independent Power and Renewable Electricity Producers	-	6,882,175	-
Industrial Conglomerates	-	21,511,890	-
Information Technology Services	52,504,945	52,646,409	-
Insurance	-	60,888,120	-
Interactive Media & Services	26,043,520	46,592,241	-
Machinery	-	61,178,086	-
Media	-	23,706,528	-
Metals & Mining	-	13,996,292	-
Oil, Gas & Consumable Fuels	52,910,000	36,707,693	-
Paper & Forest Products	-	31,779,900	-
Pharmaceuticals	-	270,864,527	-
Professional Services	-	64,877,616	-
Real Estate Management & Development	-	29,373,629	-
Semiconductor & Semiconductor Equipment	16,720,857	87,377,527	-
Software	26,318,514	96,688,880	-
Technology Hardware, Storage & Peripherals	25,305,597	30,666,790	-
Thrifts & Mortgage Finance	-	46,019,690	-
Tobacco	-	55,319,266	-
Water Utilities	-	19,785,434	-
Wireless Telecommunication Services	-	37,398,558	-
All Other	74,651,459	-	-
Preferred Stocks	-	28,976,956	-
Investment Companies	-	27,392,800	-
Total Assets	$352,107,827	$1,939,307,131	$-

Organization and Significant Accounting Policies

Janus Henderson International Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of non-U.S. companies. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $2,684,072,867 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Small Cap Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.0%
Auto Components – 5.5%
Dometic Group AB	11,408	$71,067
EDAG Engineering Group AG*	7,179	130,422
Showa Corp	12,900	151,293
Xinyi Glass Holdings Ltd	108,000	118,607
		471,389
Banks – 3.1%
BPER Banca	27,141	104,653
FinecoBank Banca Fineco SpA	7,994	80,433
SpareBank 1 Nord Norge	11,382	82,894
		267,980
Beverages – 1.0%
Royal Unibrew A/S	1,206	83,055
Building Products – 1.3%
Sekisui Jushi Corp	6,200	108,348
Capital Markets – 1.7%
Avanza Bank Holding AB	1,876	89,924
IG Group Holdings PLC	7,157	51,885
		141,809
Chemicals – 3.6%
Fujimi Inc	7,000	133,716
Ishihara Sangyo Kaisha Ltd*	7,300	70,977
KH Neochem Co Ltd	4,900	101,529
		306,222
Commercial Services & Supplies – 1.3%
SmartGroup Corp Ltd	18,451	115,369
Construction & Engineering – 4.9%
Fudo Tetra Corp	7,000	108,769
Penta-Ocean Construction Co Ltd	34,600	190,153
Tokyu Construction Co Ltd	12,800	115,856
		414,778
Containers & Packaging – 1.7%
DS Smith PLC	37,179	141,828
Electronic Equipment, Instruments & Components – 4.0%
Daiwabo Holdings Co Ltd	1,900	88,915
Electrocomponents PLC	25,405	163,357
Elematec Corp	5,200	91,460
		343,732
Energy Equipment & Services – 1.7%
Modec Inc	4,100	84,437
TGS NOPEC Geophysical Co ASA	2,485	60,298
		144,735
Entertainment – 1.2%
Capcom Co Ltd	5,200	103,672
Equity Real Estate Investment Trusts (REITs) – 1.8%
Charter Hall Group	30,247	158,042
Food & Staples Retailing – 2.4%
Metcash Ltd	119,244	205,720
Food Products – 3.5%
Salmar ASA	3,111	153,973
Synlait Milk Ltd*	24,629	147,754
		301,727
Health Care Providers & Services – 1.4%
Ship Healthcare Holdings Inc	3,200	118,806
Hotels, Restaurants & Leisure – 5.3%
Evolution Gaming Group AB	1,812	104,441
Kindred Group PLC (SDR)	10,822	99,960
Kura Corp	1,700	83,935
Sushiro Global Holdings Ltd	3,000	163,270
		451,606
Household Durables – 7.8%
Bellway PLC	2,564	81,869
Bovis Homes Group PLC	6,735	73,996
JM AB	5,000	97,474
Kaufman & Broad SA	2,214	84,527
Redrow PLC	38,285	238,972
Victoria PLC*	14,461	86,616
		663,454

Shares		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 1.0%
ERG SpA	4,633	$87,390
Information Technology Services – 2.8%
Devoteam SA	1,363	128,603
Nihon Unisys Ltd	4,800	106,543
		235,146
Insurance – 2.7%
Storebrand ASA	32,264	229,090
Leisure Products – 1.4%
Technogym SpA	11,191	119,777
Machinery – 5.6%
Kardex AG*	648	74,604
TK Group Holdings Ltd	244,000	133,096
Tocalo Co Ltd	13,100	100,441
Tsubakimoto Chain Co	2,800	91,393
Valmet OYJ	3,843	78,913
		478,447
Media – 4.1%
Metropole Television SA	8,339	133,847
Nine Entertainment Co Holdings Ltd	220,762	214,522
		348,369
Metals & Mining – 1.1%
Granges AB	10,282	93,704
Multiline Retail – 1.4%
Lifestyle International Holdings Ltd	78,000	117,626
Multi-Utilities – 1.1%
Hera SpA	31,784	96,797
Oil, Gas & Consumable Fuels – 2.5%
Gaztransport Et Technigaz SA	2,721	209,478
Paper & Forest Products – 3.2%
Ence Energia y Celulosa SA	26,481	166,338
Navigator Co SA	26,976	111,255
		277,593
Professional Services – 3.5%
en-japan Inc	6,900	210,978
Intertrust NV	5,322	89,350
		300,328
Road & Rail – 1.5%
Nobina AB	19,515	132,137
Semiconductor & Semiconductor Equipment – 2.9%
BE Semiconductor Industries NV	6,512	136,687
SOITEC*	1,881	108,643
		245,330
Specialty Retail – 2.7%
Accent Group Ltd	139,501	117,876
Super Retail Group Ltd	22,249	110,208
		228,084
Technology Hardware, Storage & Peripherals – 1.5%
Elecom Co Ltd	5,000	126,944
Thrifts & Mortgage Finance – 0.7%
Deutsche Pfandbriefbank AG	6,309	63,164
Trading Companies & Distributors – 4.4%
Kanematsu Corp	12,000	145,219
Seven Group Holdings Ltd	11,639	116,405
Sojitz Corp	34,000	117,301
		378,925
Transportation Infrastructure – 1.7%
Societa Iniziative Autostradali e Servizi SpA	10,556	145,559
Total Common Stocks (cost $9,775,769)		8,456,160
Investment Companies – 1.4%
Money Markets – 1.4%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $121,915)	121,915	121,915
Total Investments (total cost $9,897,684) – 100.4%		8,578,075
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(36,385)
Net Assets – 100%		$8,541,690

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$2,613,955	30.5%

Australia	1,038,142	12.1
United Kingdom	838,523	9.8
Sweden	688,707	8.0
France	665,098	7.8
Italy	634,609	7.4
Norway	526,255	6.1
Hong Kong	369,329	4.3
Netherlands	226,037	2.6
Germany	193,586	2.3
Spain	166,338	1.9
New Zealand	147,754	1.7
United States	121,915	1.4
Portugal	111,255	1.3
Denmark	83,055	1.0
Finland	78,913	0.9
Switzerland	74,604	0.9

Total	$8,578,075	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
SDR	Swedish Depositary Receipt

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$-	$8,456,160	$-
Investment Companies	121,915	-	-
Total Assets	$121,915	$8,456,160	$-

Organization and Significant Accounting Policies

Janus Henderson International Small Cap Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $7,678,384 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current year and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 92.9%
Aerospace & Defense – 4.5%
BAE Systems PLC	195,434	$1,140,480
Meggitt PLC	94,297	564,018
		1,704,498
Automobiles – 6.5%
Bayerische Motoren Werke AG	8,845	716,233
Honda Motor Co Ltd	32,500	849,379
Hyundai Motor Co	8,316	882,038
		2,447,650
Banks – 4.3%
Bank of Ireland Group PLC	87,893	487,739
Lloyds Banking Group PLC	1,046,293	691,259
Royal Bank of Scotland Group PLC	161,672	444,461
		1,623,459
Beverages – 2.7%
Diageo PLC	22,838	811,619
Stock Spirits Group PLC	78,569	207,949
		1,019,568
Chemicals – 2.4%
Nitto FC Co Ltd	17,300	115,908
Nutrien Ltd	10,779	506,337
Tikkurila Oyj	19,678	271,096
		893,341
Commercial Services & Supplies – 0.9%
Daiseki Co Ltd	11,100	228,324
Secom Joshinetsu Co Ltd	3,600	104,940
		333,264
Communications Equipment – 0.4%
Icom Inc	7,900	142,030
Construction Materials – 2.5%
HeidelbergCement AG	6,700	409,703
Vicat SA	11,208	532,364
		942,067
Containers & Packaging – 1.4%
Amcor Ltd/Australia	58,089	541,993
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	9,875	48,112
Diversified Telecommunication Services – 3.2%
Singapore Telecommunications Ltd	569,400	1,221,667
Electrical Equipment – 0.6%
Cosel Co Ltd	25,700	218,958
Electronic Equipment, Instruments & Components – 1.1%
Celestica Inc*	45,607	399,973
Food & Staples Retailing – 0.7%
Qol Holdings Co Ltd	18,400	277,584
Food Products – 8.9%
Danone SA	14,405	1,015,118
Nestle SA (REG)	17,357	1,411,713
Orkla ASA	122,616	964,846
		3,391,677
Health Care Providers & Services – 2.1%
BML Inc	21,900	559,253
Toho Holdings Co Ltd	10,500	255,676
		814,929
Hotels, Restaurants & Leisure – 2.6%
Grand Korea Leisure Co Ltd	18,421	410,433
Kangwon Land Inc*	19,505	559,153
		969,586
Industrial Conglomerates – 1.8%
CK Hutchison Holdings Ltd	73,184	699,412
Information Technology Services – 2.1%
Infosys Ltd (ADR)	57,207	544,611
Transcosmos Inc	12,500	264,223
		808,834
Insurance – 0.9%
Sompo Holdings Inc	9,758	329,423
Interactive Media & Services – 1.7%
Yahoo Japan Corp	254,100	638,439

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – 4.7%
ANDRITZ AG	13,497	$620,784
Ebara Corp	23,700	527,482
GEA Group AG	24,636	635,206
		1,783,472
Media – 1.0%
Grupo Televisa SAB (ADR)	31,242	393,024
Multi-Utilities – 1.1%
Engie SA	30,406	434,507
Oil, Gas & Consumable Fuels – 3.8%
BP PLC (ADR)	21,607	819,337
Canadian Natural Resources Ltd	9,396	226,743
Royal Dutch Shell PLC	13,849	406,413
		1,452,493
Personal Products – 2.8%
CLIO Cosmetics Co Ltd*	9,557	124,418
Unilever NV	17,385	944,485
		1,068,903
Pharmaceuticals – 15.5%
GlaxoSmithKline PLC	63,212	1,199,558
Novartis AG	16,323	1,398,608
Roche Holding AG	6,450	1,595,568
Sanofi	19,635	1,696,606
		5,890,340
Professional Services – 0.9%
Bureau Veritas SA	16,253	330,064
Real Estate Management & Development – 3.6%
Brookfield Real Estate Services Inc	21,643	231,017
CK Asset Holdings Ltd	84,178	612,161
Foxtons Group PLC	276,953	187,785
LSL Property Services PLC	123,134	343,903
		1,374,866
Specialty Retail – 0.8%
Lookers PLC	160,166	188,067
Vertu Motors PLC	247,536	111,237
		299,304
Textiles, Apparel & Luxury Goods – 1.3%
Cie Financiere Richemont SA	7,848	504,576
Tobacco – 2.6%
Imperial Brands PLC	15,648	473,123
Scandinavian Tobacco Group A/S	43,180	520,341
		993,464
Trading Companies & Distributors – 1.1%
Travis Perkins PLC	30,206	409,795
Wireless Telecommunication Services – 2.3%
Vodafone Group PLC	447,193	868,821
Total Common Stocks (cost $40,121,532)		35,270,093
Repurchase Agreements – 6.6%
Undivided interest of 3.0% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $2,500,396 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608 (cost $2,500,000)	$2,500,000	2,500,000
Total Investments (total cost $42,621,532) – 99.5%		37,770,093
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		188,259
Net Assets – 100%		$37,958,352

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$8,867,825	23.5%
Switzerland	4,910,465	13.0
Japan	4,559,731	12.1
France	4,008,659	10.6
United States	2,500,000	6.6
South Korea	1,976,042	5.2
Germany	1,761,142	4.7
Canada	1,364,070	3.6
Hong Kong	1,311,573	3.5

Singapore	1,221,667	3.2
Norway	964,846	2.6
Netherlands	944,485	2.5
Austria	620,784	1.7
India	544,611	1.4
Australia	541,993	1.4
Denmark	520,341	1.4
Ireland	487,739	1.3
Mexico	393,024	1.0
Finland	271,096	0.7

Total	$37,770,093	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$1,704,498	$-
Automobiles	-	2,447,650	-
Banks	-	1,623,459	-
Beverages	-	1,019,568	-
Chemicals	506,337	387,004	-
Commercial Services & Supplies	-	333,264	-
Communications Equipment	-	142,030	-
Construction Materials	-	942,067	-
Containers & Packaging	-	541,993	-
Diversified Consumer Services	-	48,112	-
Diversified Telecommunication Services	-	1,221,667	-
Electrical Equipment	-	218,958	-
Food & Staples Retailing	-	277,584	-
Food Products	-	3,391,677	-
Health Care Providers & Services	-	814,929	-
Hotels, Restaurants & Leisure	-	969,586	-
Industrial Conglomerates	-	699,412	-
Information Technology Services	544,611	264,223	-
Insurance	-	329,423	-
Interactive Media & Services	-	638,439	-
Machinery	-	1,783,472	-
Multi-Utilities	-	434,507	-
Oil, Gas & Consumable Fuels	1,046,080	406,413	-
Personal Products	-	1,068,903	-
Pharmaceuticals	-	5,890,340	-
Professional Services	-	330,064	-
Real Estate Management & Development	231,017	1,143,849	-

Specialty Retail	-	299,304	-
Textiles, Apparel & Luxury Goods	-	504,576	-
Tobacco	-	993,464	-
Trading Companies & Distributors	-	409,795	-
Wireless Telecommunication Services	-	868,821	-
All Other	792,997	-	-
Repurchase Agreements	-	2,500,000	-
Total Assets	$3,121,042	$34,649,051	$-

Organization and Significant Accounting Policies

Janus Henderson International Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $36,623,342 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 97.7%
Aerospace & Defense – 5.3%
CAE Inc	395,897	$7,276,964
Safran SA	508,476	61,080,025
		68,356,989
Banks – 13.1%
BNP Paribas SA	982,208	44,230,842
CaixaBank SA	2,412,597	8,682,007
China Construction Bank Corp	48,464,000	39,737,404
ING Groep NV	1,386,288	14,854,582
Mitsubishi UFJ Financial Group Inc	9,385,100	46,285,578
Permanent TSB Group Holdings PLC*	7,893,218	13,681,541
		167,471,954
Beverages – 7.3%
Diageo PLC	1,484,940	52,771,920
Heineken NV	463,952	40,885,920
		93,657,840
Biotechnology – 3.9%
BeiGene Ltd (ADR)*	33,367	4,680,055
Galapagos NV*	44,293	4,064,739
Shire PLC	714,871	41,538,336
		50,283,130
Chemicals – 1.4%
Croda International PLC	110,360	6,554,362
Shin-Etsu Chemical Co Ltd	156,000	12,020,012
		18,574,374
Electronic Equipment, Instruments & Components – 2.0%
Hexagon AB	150,079	6,930,992
Keyence Corp	36,800	18,549,024
		25,480,016
Hotels, Restaurants & Leisure – 2.8%
GVC Holdings PLC	3,597,939	30,919,878
Merlin Entertainments PLC	1,323,033	5,353,715
		36,273,593
Household Durables – 2.6%
Sony Corp	680,600	32,780,069
Industrial Conglomerates – 0.9%
Siemens AG	103,671	11,560,773
Insurance – 10.8%
AIA Group Ltd	6,113,200	50,291,973
NN Group NV	1,118,249	44,416,029
Sony Financial Holdings Inc	2,333,400	43,317,077
		138,025,079
Interactive Media & Services – 3.3%
Tencent Holdings Ltd	1,060,700	42,047,800
Internet & Direct Marketing Retail – 6.4%
Alibaba Group Holding Ltd (ADR)*	448,943	61,536,617
MakeMyTrip Ltd*	850,043	20,681,546
		82,218,163
Metals & Mining – 9.0%
ArcelorMittal	627,649	12,948,587
Hindustan Zinc Ltd	8,149,485	32,527,985
Rio Tinto Ltd	819,673	45,326,020
Teck Resources Ltd	1,125,426	24,231,700
		115,034,292
Oil, Gas & Consumable Fuels – 5.8%
Canadian Natural Resources Ltd	1,664,730	40,169,935
TOTAL SA#	659,152	34,816,948
		74,986,883
Pharmaceuticals – 6.8%
AstraZeneca PLC	269,384	20,142,925
Novartis AG	304,631	26,101,774
Sanofi	470,445	40,649,861
		86,894,560
Road & Rail – 1.3%
Container Corp Of India Ltd	1,756,043	17,305,272
Semiconductor & Semiconductor Equipment – 5.5%
ASML Holding NV	285,635	44,560,675
Taiwan Semiconductor Manufacturing Co Ltd	3,584,000	26,018,097
		70,578,772

Shares		Value
Common Stocks – (continued)
Specialty Retail – 1.3%
Industria de Diseno Textil SA	660,170	$16,827,462
Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co Ltd	653,100	22,599,724
Textiles, Apparel & Luxury Goods – 3.2%
Cie Financiere Richemont SA	257,762	16,572,447
Samsonite International SA*	8,748,600	24,699,504
		41,271,951
Thrifts & Mortgage Finance – 0.6%
LIC Housing Finance Ltd	1,026,542	7,186,406
Trading Companies & Distributors – 2.6%
Ferguson PLC	524,641	33,595,975
Total Common Stocks (cost $1,150,307,524)		1,253,011,077
Investment Companies – 2.4%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	32,958	32,958
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	30,022,535	30,022,535
Total Investment Companies (cost $30,055,493)		30,055,493
Total Investments (total cost $1,180,363,017) – 100.1%		1,283,066,570
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(835,098)
Net Assets – 100%		$1,282,231,472

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
France	$193,726,263	15.1%
United Kingdom	190,877,111	14.9
Japan	152,951,760	11.9
Netherlands	144,717,206	11.3
China	143,321,821	11.2
India	77,701,209	6.1
Hong Kong	74,991,477	5.8
Canada	71,678,599	5.6
Australia	45,326,020	3.5
Switzerland	42,674,221	3.3
United States	34,735,548	2.7
Taiwan	26,018,097	2.0
Spain	25,509,469	2.0
South Korea	22,599,724	1.8
Ireland	13,681,541	1.1
Germany	11,560,773	0.9
Sweden	6,930,992	0.5
Belgium	4,064,739	0.3

Total	$1,283,066,570	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 2.4%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$56,637∆	$-	$-	$32,958
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	94,182	-	-	30,022,535
Total Affiliated Investments - 2.4%	$150,819	$-	$-	$30,055,493

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 2.4%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	29,424,660	83,679,181	(113,070,883)	32,958
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	-	56,793,535	(26,771,000)	30,022,535

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$7,276,964	$61,080,025	$-
Banks	-	167,471,954	-
Beverages	-	93,657,840	-
Biotechnology	4,680,055	45,603,075	-
Chemicals	-	18,574,374	-
Electronic Equipment, Instruments & Components	-	25,480,016	-
Hotels, Restaurants & Leisure	-	36,273,593	-
Household Durables	-	32,780,069	-
Industrial Conglomerates	-	11,560,773	-
Insurance	-	138,025,079	-
Interactive Media & Services	-	42,047,800	-
Internet & Direct Marketing Retail	82,218,163	-	-
Metals & Mining	24,231,700	90,802,592	-
Oil, Gas & Consumable Fuels	40,169,935	34,816,948	-
Pharmaceuticals	-	86,894,560	-
Road & Rail	-	17,305,272	-
Semiconductor & Semiconductor Equipment	-	70,578,772	-
Specialty Retail	-	16,827,462	-
Technology Hardware, Storage & Peripherals	-	22,599,724	-

Textiles, Apparel & Luxury Goods	-	41,271,951	-
Thrifts & Mortgage Finance	-	7,186,406	-
Trading Companies & Distributors	-	33,595,975	-
Investment Companies	-	30,055,493	-
Total Assets	$158,576,817	$1,124,489,753	$-

Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,272,209,961were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 3.5%
Axon Enterprise Inc*	1,193,735	$52,225,906
Boeing Co	638,507	205,918,508
L3 Technologies Inc	965,298	167,633,651
		425,778,065
Auto Components – 0.8%
Aptiv PLC	1,525,045	93,897,021
Beverages – 3.0%
Coca-Cola Co	5,541,174	262,374,589
Monster Beverage Corp*	2,158,942	106,263,125
		368,637,714
Biotechnology – 5.6%
AbbVie Inc	1,900,809	175,235,582
AnaptysBio Inc*	830,805	52,997,051
Celgene Corp*	1,777,055	113,891,455
Gilead Sciences Inc	1,825,062	114,157,628
Insmed Inc*	1,944,183	25,507,681
Neurocrine Biosciences Inc*	1,140,748	81,460,815
Regeneron Pharmaceuticals Inc*	246,080	91,910,880
Sarepta Therapeutics Inc*	283,510	30,939,446
		686,100,538
Building Products – 0.7%
AO Smith Corp	1,877,104	80,152,341
Capital Markets – 2.7%
Blackstone Group LP	1,211,423	36,112,520
CME Group Inc	470,944	88,593,985
Intercontinental Exchange Inc	1,322,871	99,651,872
TD Ameritrade Holding Corp	2,082,890	101,978,294
		326,336,671
Chemicals – 2.2%
Air Products & Chemicals Inc	888,077	142,136,724
Sherwin-Williams Co	330,464	130,024,365
		272,161,089
Construction Materials – 0.6%
Vulcan Materials Co	752,202	74,317,558
Consumer Finance – 0.5%
Synchrony Financial	2,560,847	60,077,471
Containers & Packaging – 1.1%
Ball Corp	2,952,332	135,748,225
Diversified Consumer Services – 0.5%
frontdoor Inc*	622,194	16,556,582
ServiceMaster Global Holdings Inc*	1,244,389	45,718,852
		62,275,434
Electrical Equipment – 0.8%
Sensata Technologies Holding PLC*	2,093,844	93,887,965
Electronic Equipment, Instruments & Components – 0.6%
Cognex Corp	1,869,554	72,295,653
Entertainment – 1.3%
Liberty Media Corp-Liberty Formula One*	2,911,271	89,376,020
Netflix Inc*	260,341	69,682,872
		159,058,892
Equity Real Estate Investment Trusts (REITs) – 1.9%
Crown Castle International Corp	1,818,798	197,576,027
Invitation Homes Inc	1,595,393	32,035,491
		229,611,518
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	1,085,580	78,520,001
Boston Scientific Corp*	3,237,995	114,430,743
ICU Medical Inc*	202,979	46,610,068
		239,560,812
Health Care Providers & Services – 3.1%
Humana Inc	494,080	141,544,038
UnitedHealth Group Inc	929,094	231,455,897
		372,999,935
Hotels, Restaurants & Leisure – 5.0%
Aramark	2,478,355	71,797,944
Dunkin' Brands Group Inc	703,901	45,134,132
Hilton Worldwide Holdings Inc	1,016,436	72,980,105
McDonald's Corp	717,888	127,475,372

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	2,311,645	$97,990,632
Starbucks Corp	2,950,972	190,042,597
		605,420,782
Independent Power and Renewable Electricity Producers – 0.4%
NRG Energy Inc	1,181,374	46,782,410
Information Technology Services – 8.7%
Gartner Inc*	1,508,289	192,819,666
GoDaddy Inc*	1,962,384	128,771,638
Mastercard Inc	1,557,970	293,911,041
Visa Inc	2,681,453	353,790,909
Worldpay Inc*	1,138,785	87,037,338
		1,056,330,592
Insurance – 1.2%
Progressive Corp	2,457,922	148,286,434
Interactive Media & Services – 7.0%
Alphabet Inc - Class C*	827,315	856,775,687
Internet & Direct Marketing Retail – 7.1%
Amazon.com Inc*	473,634	711,384,059
Booking Holdings Inc*	49,972	86,072,772
Wayfair Inc*	730,635	65,815,601
		863,272,432
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	473,380	105,937,710
Machinery – 2.5%
Illinois Tool Works Inc	1,194,094	151,279,769
Parker-Hannifin Corp	1,036,482	154,580,926
		305,860,695
Media – 1.3%
Discovery Inc - Class C*	2,778,835	64,135,512
Liberty Broadband Corp*	1,307,616	94,187,580
		158,323,092
Oil, Gas & Consumable Fuels – 0.4%
Anadarko Petroleum Corp	496,753	21,777,652
Enterprise Products Partners LP	992,415	24,403,485
		46,181,137
Personal Products – 0.9%
Estee Lauder Cos Inc	865,912	112,655,151
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co	1,749,192	90,923,000
Eli Lilly & Co	1,121,028	129,725,360
Merck & Co Inc	1,543,985	117,975,894
		338,624,254
Professional Services – 1.4%
CoStar Group Inc*	275,249	92,852,498
Verisk Analytics Inc*	704,929	76,865,458
		169,717,956
Road & Rail – 1.4%
CSX Corp	2,706,778	168,172,117
Semiconductor & Semiconductor Equipment – 6.0%
Lam Research Corp	1,062,068	144,621,800
Microchip Technology Inc	1,967,587	141,508,857
NVIDIA Corp	1,234,094	164,751,549
Texas Instruments Inc	2,917,698	275,722,461
		726,604,667
Software – 14.5%
Adobe Inc*	1,278,136	289,165,489
Autodesk Inc*	689,434	88,668,107
Microsoft Corp	8,298,639	842,892,763
salesforce.com Inc*	1,798,936	246,400,264
SS&C Technologies Holdings Inc	1,519,857	68,560,749
Tyler Technologies Inc*	537,731	99,921,174
Ultimate Software Group Inc*	538,355	131,826,989
		1,767,435,535
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc	2,902,571	457,851,550
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	2,435,374	180,558,628
Tobacco – 1.9%
Altria Group Inc	4,656,060	229,962,803
Total Common Stocks (cost $9,736,738,399)		12,097,650,534
Limited Partnership Interests – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,£,§ (cost $80,412)	6,344,053	70,419

Shares		Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $12,238,000)	12,238,000	$12,238,000
Total Investments (total cost $9,749,056,811) – 99.7%		12,109,958,953
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		39,056,201
Net Assets – 100%		$12,149,015,154

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Limited Partnership Interests - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony American Homes III LP*,¢,§	$-	$-	$25,026	$70,419
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	301,156	-	-	12,238,000
Total Affiliated Investments - 0.1%	$301,156	$-	$25,026	$12,308,419

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Limited Partnership Interests - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony American Homes III LP*,¢,§	6,344,053	-	-	6,344,053
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	130,688,000	383,012,664	(501,462,664)	12,238,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$80,412	$70,419	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$12,097,650,534	$-	$-
Limited Partnership Interests	-	-	70,419
Investment Companies	-	12,238,000	-
Total Assets	$12,097,650,534	$12,238,000	$70,419

Organization and Significant Accounting Policies

Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 96.5%
Aerospace & Defense – 4.4%
Axon Enterprise Inc*	1,745,103	$76,348,256
HEICO Corp - Class A	3,403,001	214,389,063
Teledyne Technologies Inc*	643,776	133,306,696
		424,044,015
Auto Components – 1.1%
Cooper-Standard Holdings Inc*	830,542	51,593,269
Visteon Corp*	959,334	57,828,654
		109,421,923
Automobiles – 0.5%
Thor Industries Inc	955,321	49,676,692
Banks – 1.6%
Pacific Premier Bancorp Inc*	1,823,735	46,541,717
PacWest Bancorp	1,937,947	64,494,876
Webster Financial Corp	902,724	44,495,266
		155,531,859
Biotechnology – 4.2%
Amicus Therapeutics Inc*	3,749,247	35,917,786
AnaptysBio Inc*	540,300	34,465,737
Eagle Pharmaceuticals Inc/DE*,£	1,117,381	45,019,280
Global Blood Therapeutics Inc*	1,070,240	43,933,352
Heron Therapeutics Inc*	2,347,401	60,891,582
Ironwood Pharmaceuticals Inc*	3,049,863	31,596,581
Ligand Pharmaceuticals Inc*,#	437,368	59,350,838
Neurocrine Biosciences Inc*	1,032,834	73,754,676
Puma Biotechnology Inc*,#	1,312,985	26,719,245
		411,649,077
Capital Markets – 4.1%
Eaton Vance Corp	1,637,946	57,622,940
LPL Financial Holdings Inc	3,019,253	184,415,973
MarketAxess Holdings Inc	352,040	74,389,572
MSCI Inc	543,103	80,069,675
		396,498,160
Chemicals – 2.5%
HB Fuller Co	2,226,093	94,987,388
Sensient Technologies Corp£	2,721,361	151,988,012
		246,975,400
Commercial Services & Supplies – 3.1%
Cimpress NV*	777,527	80,411,842
Clean Harbors Inc*	587,246	28,980,590
Healthcare Services Group Inc#	3,050,733	122,578,452
KAR Auction Services Inc	1,412,812	67,419,389
		299,390,273
Communications Equipment – 0.6%
NETGEAR Inc*	1,181,718	61,484,788
Construction Materials – 0.4%
Summit Materials Inc*	3,278,344	40,651,466
Containers & Packaging – 1.3%
Crown Holdings Inc*	3,027,400	125,849,018
Diversified Consumer Services – 2.4%
frontdoor Inc*	1,949,114	51,865,924
ServiceMaster Global Holdings Inc*	4,988,086	183,262,280
		235,128,204
Electrical Equipment – 1.1%
EnerSys	788,659	61,207,825
Sensata Technologies Holding PLC*	993,581	44,552,172
		105,759,997
Electronic Equipment, Instruments & Components – 3.1%
Belden Inc£	2,038,165	85,134,152
National Instruments Corp	1,000,412	45,398,697
OSI Systems Inc*,£	1,212,884	88,904,397
Rogers Corp*	796,273	78,878,803
		298,316,049
Entertainment – 0.7%
AMC Entertainment Holdings Inc#,£	5,237,661	64,318,477
Equity Real Estate Investment Trusts (REITs) – 1.3%
CyrusOne Inc	953,974	50,446,145
Lamar Advertising Co	1,121,881	77,611,728
		128,057,873

Shares		Value
Common Stocks – (continued)
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	436,617	$55,948,102
Food Products – 1.5%
Hostess Brands Inc*	4,572,880	50,027,307
Premium Brands Holdings Corp	316,131	17,337,411
Simply Good Foods Co*,£	4,072,031	76,961,386
		144,326,104
Health Care Equipment & Supplies – 8.6%
DexCom Inc*	504,592	60,450,122
Glaukos Corp*	1,235,627	69,405,169
Globus Medical Inc*	1,643,877	71,146,997
ICU Medical Inc*	523,867	120,295,579
Integra LifeSciences Holdings Corp*	2,008,525	90,584,477
Merit Medical Systems Inc*	824,732	46,028,293
Natus Medical Inc*,£	3,017,646	102,690,493
Sientra Inc*	1,361,556	17,305,377
STERIS PLC	1,728,351	184,674,304
West Pharmaceutical Services Inc	798,241	78,251,565
		840,832,376
Health Care Providers & Services – 1.1%
Diplomat Pharmacy Inc*,£	4,252,405	57,237,371
HealthEquity Inc*	871,032	51,957,059
		109,194,430
Health Care Technology – 1.2%
athenahealth Inc*	341,854	45,100,798
Medidata Solutions Inc*	574,316	38,720,385
Omnicell Inc*	551,798	33,792,110
		117,613,293
Hotels, Restaurants & Leisure – 3.8%
Dunkin' Brands Group Inc	1,128,430	72,354,932
Jack in the Box Inc	804,309	62,438,508
Playa Hotels & Resorts NV*	3,268,267	23,498,840
Six Flags Entertainment Corp	1,280,294	71,222,755
Texas Roadhouse Inc	1,067,625	63,737,212
Wendy's Co	4,883,102	76,225,222
		369,477,469
Industrial Conglomerates – 1.4%
Carlisle Cos Inc	1,393,028	140,027,175
Information Technology Services – 7.4%
Broadridge Financial Solutions Inc	2,315,893	222,904,701
Euronet Worldwide Inc*	1,695,650	173,600,647
Gartner Inc*	279,502	35,731,536
Jack Henry & Associates Inc	698,897	88,424,448
LiveRamp Holdings Inc*	1,135,780	43,875,181
MAXIMUS Inc	933,997	60,793,865
WEX Inc*	670,780	93,949,447
		719,279,825
Internet & Direct Marketing Retail – 2.9%
Etsy Inc*	2,066,294	98,293,606
GrubHub Inc*	640,980	49,233,674
Liberty Expedia Holdings Inc*	1,591,637	62,248,923
MakeMyTrip Ltd*	1,384,253	33,678,875
Wayfair Inc*	458,008	41,257,361
		284,712,439
Life Sciences Tools & Services – 2.6%
Bio-Techne Corp	680,554	98,489,775
Bruker Corp	2,746,353	81,758,929
PerkinElmer Inc	906,687	71,220,264
		251,468,968
Machinery – 8.9%
Donaldson Co Inc	2,516,554	109,193,278
Gates Industrial Corp PLC*	4,510,056	59,713,141
Hillenbrand Inc	1,943,876	73,731,217
ITT Inc	2,392,082	115,465,798
Kennametal Inc	1,985,719	66,084,728
Middleby Corp*	631,652	64,889,610
Milacron Holdings Corp*,£	4,039,681	48,031,807
Nordson Corp	860,867	102,744,476
Proto Labs Inc*	496,215	55,968,090
Rexnord Corp*	4,689,972	107,634,857
Wabtec Corp#	869,538	61,085,045
		864,542,047
Media – 0.7%
Cable One Inc	80,626	66,121,383

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.4%
DCP Midstream LP	2,422,158	$64,162,965
Magnolia Oil & Gas Corp*,#	6,046,566	67,782,005
		131,944,970
Personal Products – 0.5%
Ontex Group NV	2,271,853	46,469,405
Pharmaceuticals – 2.1%
Catalent Inc*	5,745,198	179,135,274
Nektar Therapeutics*	731,335	24,038,981
		203,174,255
Professional Services – 1.4%
CoStar Group Inc*	161,122	54,352,895
TriNet Group Inc*	2,031,240	85,210,518
		139,563,413
Real Estate Management & Development – 0.5%
Jones Lang LaSalle Inc	370,882	46,953,661
Road & Rail – 1.2%
Old Dominion Freight Line Inc	467,617	57,746,023
Saia Inc*	1,067,983	59,614,811
		117,360,834
Semiconductor & Semiconductor Equipment – 2.6%
Entegris Inc	2,837,967	79,165,089
ON Semiconductor Corp*	7,770,866	128,296,998
Xperi Corp£	2,568,465	47,234,071
		254,696,158
Software – 10.8%
ACI Worldwide Inc*	2,184,736	60,451,645
Blackbaud Inc	2,226,981	140,077,105
Cadence Design Systems Inc*	3,536,764	153,778,499
Cision Ltd*	3,456,400	40,439,880
Digimarc Corp*,#,£	1,003,013	14,543,689
Envestnet Inc*	1,932,465	95,057,953
Guidewire Software Inc*	907,757	72,829,344
RealPage Inc*	2,136,556	102,960,634
SS&C Technologies Holdings Inc	4,582,160	206,701,238
Ultimate Software Group Inc*	339,829	83,213,927
Zendesk Inc*	1,290,871	75,348,140
		1,045,402,054
Specialty Retail – 1.0%
Sally Beauty Holdings Inc*	2,369,050	40,392,303
Williams-Sonoma Inc#	1,069,411	53,951,785
		94,344,088
Technology Hardware, Storage & Peripherals – 0.9%
NCR Corp*	3,606,011	83,226,734
Textiles, Apparel & Luxury Goods – 0.5%
Carter's Inc	618,827	50,508,660
Thrifts & Mortgage Finance – 0.5%
LendingTree Inc*,#	238,303	52,324,190
Total Common Stocks (cost $7,661,271,655)		9,382,265,304
Warrants – 0%
Oil, Gas & Consumable Fuels – 0%
Magnolia Oil & Gas Corp, expires, 7/31/23* (cost $2,566,004)	804,390	2,437,302
Investment Companies – 5.0%
Investments Purchased with Cash Collateral from Securities Lending – 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	140,914,755	140,914,755
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	343,517,163	343,517,163
Total Investment Companies (cost $484,431,918)		484,431,918
Total Investments (total cost $8,148,269,577) – 101.5%		9,869,134,524
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(148,281,618)
Net Assets – 100%		$9,720,852,906

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$9,771,648,833	99.0%
Belgium	46,469,405	0.5
India	33,678,875	0.3
Canada	17,337,411	0.2

Total	$9,869,134,524	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 7.2%
Biotechnology - 0.5%
Eagle Pharmaceuticals Inc/DE*	$-	$-	$(32,448,745)	$45,019,280
Chemicals - 1.5%
Sensient Technologies Corp	899,154	-	(53,885,998)	151,988,012
Electronic Equipment, Instruments & Components - 1.8%
Belden Inc	101,908	-	(60,411,211)	85,134,152
OSI Systems Inc*	-	-	(3,105,589)	88,904,397
Total Electronic Equipment, Instruments & Components	$101,908	$-	$(63,516,800)	$174,038,549
Entertainment - 0.7%
AMC Entertainment Holdings Inc#	1,047,532	-	(38,873,101)	64,318,477
Food Products - N/A
Simply Good Foods Co*,š	-	-	(2,239,617)	N/A
Health Care Equipment & Supplies - 1.0%
Natus Medical Inc*	-	-	(4,471,517)	102,690,493
Health Care Providers & Services - 0.6%
Diplomat Pharmacy Inc*	-	-	(23,786,314)	57,237,371
Machinery - 0.5%
Milacron Holdings Corp*	-	(5,158,769)	(33,255,875)	48,031,807
Semiconductor & Semiconductor Equipment - 0.5%
Xperi Corp	453,533	(1,876,738)	9,597,232	47,234,071
Software - 0.1%
Digimarc Corp*,#	-	-	(17,001,070)	14,543,689
Total Common Stocks	$2,502,127	$(7,035,507)	$(259,881,805)	$705,101,749
Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	207,405∆	-	-	140,914,755
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	3,322,506	-	-	343,517,163
Total Investment Companies	$3,529,911	$-	$-	$484,431,918
Total Affiliated Investments - 12.2%	$6,032,038	$(7,035,507)	$(259,881,805)	$1,189,533,667

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 7.2%
Biotechnology - 0.5%
Eagle Pharmaceuticals Inc/DE*	1,117,381	-	-	1,117,381
Chemicals - 1.5%
Sensient Technologies Corp	2,497,650	223,711	-	2,721,361
Electronic Equipment, Instruments & Components - 1.8%
Belden Inc	2,038,165	-	-	2,038,165
OSI Systems Inc*	1,024,013	188,871	-	1,212,884
Entertainment - 0.7%
AMC Entertainment Holdings Inc#	4,378,888	858,773	-	5,237,661
Food Products - N/A
Simply Good Foods Co*,š	4,072,031	-	-	4,072,031
Health Care Equipment & Supplies - 1.0%
Natus Medical Inc*	2,886,756	130,890	-	3,017,646
Health Care Providers & Services - 0.6%
Diplomat Pharmacy Inc*	3,097,282	1,155,123	-	4,252,405
Machinery - 0.5%
Milacron Holdings Corp*	4,603,035	-	(563,354)	4,039,681
Semiconductor & Semiconductor Equipment - 0.5%
Xperi Corp	2,267,664	431,555	(130,754)	2,568,465
Software - 0.1%
Digimarc Corp*,#	1,003,013	-	-	1,003,013
Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	190,495,495	332,564,921	(382,145,661)	140,914,755
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	664,332,762	184,543,401	(505,359,000)	343,517,163

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
Canadian Dollar	1/10/19	(8,520,000)	$6,274,277	$31,135
Euro	1/10/19	(750,000)	854,259	(5,500)

				25,635
Credit Suisse International:
Canadian Dollar	1/17/19	(8,200,000)	6,016,237	6,247
Euro	1/17/19	(1,130,000)	1,296,618	398
Euro	1/17/19	(12,487,000)	14,260,991	(62,824)

				(56,179)
HSBC Securities (USA) Inc:
Euro	1/31/19	(14,630,000)	16,680,833	(123,283)
Total				$(153,827)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 37,374,270

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2018.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Personal Products	$-	$46,469,405	$-
All Other	9,335,795,899	-	-
Warrants	2,437,302	-	-
Investment Companies	-	484,431,918	-
Total Investments in Securities	$9,338,233,201	$530,901,323	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	37,780	-
Total Assets	$9,338,233,201	$530,939,103	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$191,607	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $48,396,218 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson U.S. Growth Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 98.1%
Capital Markets – 2.9%
Raymond James Financial Inc	8,902	$662,398
Chemicals – 3.0%
Ecolab Inc	4,582	675,158
Diversified Consumer Services – 2.8%
Bright Horizons Family Solutions Inc*	5,788	645,073
Electronic Equipment, Instruments & Components – 4.6%
Amphenol Corp	7,484	606,354
National Instruments Corp	9,946	451,349
		1,057,703
Entertainment – 4.5%
Activision Blizzard Inc	7,288	339,402
Walt Disney Co	6,408	702,637
		1,042,039
Food & Staples Retailing – 5.3%
Costco Wholesale Corp	3,473	707,485
Walgreens Boots Alliance Inc	7,402	505,779
		1,213,264
Health Care Equipment & Supplies – 10.4%
ABIOMED Inc*	1,484	482,359
Cantel Medical Corp	6,962	518,321
Danaher Corp	7,353	758,241
Edwards Lifesciences Corp*	4,141	634,277
		2,393,198
Information Technology Services – 7.9%
Fiserv Inc*	12,359	908,263
Visa Inc	6,848	903,525
		1,811,788
Interactive Media & Services – 3.5%
Alphabet Inc - Class A*	766	800,439
Life Sciences Tools & Services – 6.0%
Bio-Techne Corp	4,500	651,240
Thermo Fisher Scientific Inc	3,261	729,779
		1,381,019
Machinery – 6.9%
Fortive Corp	8,136	550,482
IDEX Corp	4,679	590,771
Snap-on Inc	3,016	438,195
		1,579,448
Professional Services – 2.9%
CoStar Group Inc*	1,973	665,572
Semiconductor & Semiconductor Equipment – 2.8%
Microchip Technology Inc	8,984	646,129
Software – 21.5%
Adobe Inc*	3,326	752,474
Intuit Inc	3,783	744,684
Microsoft Corp	5,429	551,424
Paycom Software Inc*	5,185	634,903
Red Hat Inc*	5,544	973,748
salesforce.com Inc*	5,413	741,419
Tyler Technologies Inc*	2,804	521,039
		4,919,691
Specialty Retail – 8.0%
Lowe's Cos Inc	5,544	512,044
TJX Cos Inc	17,479	782,010
Ulta Beauty Inc*	2,234	546,973
		1,841,027
Textiles, Apparel & Luxury Goods – 2.9%
VF Corp	9,326	665,317
Trading Companies & Distributors – 2.2%
Watsco Inc	3,603	501,321
Total Common Stocks (cost $21,155,161)		22,500,584
Investment Companies – 2.2%
Money Markets – 2.2%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $496,205)	496,205	496,204
Total Investments (total cost $21,651,366) – 100.3%		22,996,788
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(58,123)
Net Assets – 100%		$22,938,665

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$22,500,584	$-	$-
Investment Companies	496,204	-	-
Total Assets	$22,996,788	$-	$-

Organization and Significant Accounting Policies

Janus Henderson U.S. Growth Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and

Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 97.6%
Aerospace & Defense – 2.2%
HEICO Corp - Class A	1,018,284	$64,151,892
Auto Components – 0.7%
Visteon Corp*	312,304	18,825,685
Automobiles – 0.4%
Thor Industries Inc	233,175	12,125,100
Banks – 0.6%
UMB Financial Corp	282,721	17,237,499
Biotechnology – 8.1%
Acceleron Pharma Inc*	209,294	9,114,754
AnaptysBio Inc*	236,672	15,097,307
BeiGene Ltd (ADR)*	95,404	13,381,365
Biohaven Pharmaceutical Holding Co Ltd*	466,367	17,246,252
Deciphera Pharmaceuticals Inc*	257,064	5,395,773
Eagle Pharmaceuticals Inc/DE*	452,319	18,223,933
Enanta Pharmaceuticals Inc*	146,719	10,392,107
FibroGen Inc*	364,315	16,860,498
Heron Therapeutics Inc*	766,184	19,874,813
Immunomedics Inc*	557,072	7,949,417
Insmed Inc*	1,060,025	13,907,528
Knight Therapeutics Inc*	2,572,196	14,490,980
Ligand Pharmaceuticals Inc*	138,441	18,786,444
Mirati Therapeutics Inc*	155,127	6,580,487
Myovant Sciences Ltd*,#	456,372	7,489,065
Neurocrine Biosciences Inc*	238,428	17,026,143
Puma Biotechnology Inc*	385,879	7,852,638
Rhythm Pharmaceuticals Inc*	488,096	13,120,020
		232,789,524
Building Products – 1.4%
CSW Industrials Inc*,£	823,850	39,833,147
Capital Markets – 3.4%
LPL Financial Holdings Inc	884,488	54,024,527
MSCI Inc	167,202	24,650,591
Waitr Holdings Inc*,#,£	1,624,407	18,112,138
		96,787,256
Chemicals – 3.6%
HB Fuller Co	573,838	24,485,667
Sensient Technologies Corp	752,510	42,027,683
Valvoline Inc	1,886,944	36,512,366
		103,025,716
Commercial Services & Supplies – 1.6%
Brady Corp	586,477	25,488,290
Cimpress NV*	213,714	22,102,302
		47,590,592
Consumer Finance – 0.6%
SLM Corp*	2,030,521	16,873,630
Diversified Consumer Services – 3.3%
frontdoor Inc*	706,003	18,786,740
K12 Inc*	1,038,217	25,737,399
ServiceMaster Global Holdings Inc*	1,412,007	51,877,137
		96,401,276
Diversified Financial Services – 0.5%
GTY Technology Holdings Inc/Cayman Islands*,£	1,428,025	14,208,849
Electrical Equipment – 0.6%
EnerSys	239,463	18,584,723
Electronic Equipment, Instruments & Components – 4.9%
Arlo Technologies Inc*,#	1,336,572	13,338,989
Belden Inc	739,832	30,902,783
CTS Corp	554,476	14,355,384
National Instruments Corp	331,403	15,039,068
Novanta Inc*	302,907	19,083,141
OSI Systems Inc*	339,805	24,907,706
Rogers Corp*	234,322	23,211,937
		140,839,008
Energy Equipment & Services – 0.6%
Solaris Oilfield Infrastructure Inc#	1,313,928	15,885,390
Entertainment – 0.7%
Manchester United PLC	1,002,481	19,027,089

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.5%
Easterly Government Properties Inc	928,113	$14,552,812
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	124,548	15,959,581
Food Products – 0.4%
Hain Celestial Group Inc*	808,326	12,820,050
Health Care Equipment & Supplies – 6.4%
AngioDynamics Inc*	1,142,837	23,005,309
Globus Medical Inc*	286,379	12,394,483
Heska Corp*	161,016	13,863,478
ICU Medical Inc*	125,387	28,792,617
Insulet Corp*,#	329,277	26,118,252
Senseonics Holdings Inc*,#	3,588,844	9,295,106
STERIS PLC	555,241	59,327,501
Surmodics Inc*	184,911	8,738,894
Trinity Biotech PLC (ADR)*,#,£	1,223,052	2,800,789
		184,336,429
Health Care Providers & Services – 1.1%
Diplomat Pharmacy Inc*	1,107,042	14,900,785
HealthEquity Inc*	260,676	15,549,323
		30,450,108
Health Care Technology – 0.6%
athenahealth Inc*	128,058	16,894,692
Hotels, Restaurants & Leisure – 2.9%
Cedar Fair LP	875,799	41,425,293
Dunkin' Brands Group Inc	419,386	26,891,030
Monarch Casino & Resort Inc*	380,170	14,499,684
		82,816,007
Household Durables – 0.7%
Lovesac Co*,#,£	903,769	20,732,461
Information Technology Services – 5.2%
Broadridge Financial Solutions Inc	459,378	44,215,132
Euronet Worldwide Inc*	521,367	53,377,553
WEX Inc*	230,463	32,278,648
WNS Holdings Ltd*	485,884	20,047,574
		149,918,907
Insurance – 1.1%
RLI Corp	469,521	32,392,254
Internet & Direct Marketing Retail – 0.8%
Farfetch Ltd*	689,716	12,214,870
MakeMyTrip Ltd*	462,210	11,245,569
		23,460,439
Life Sciences Tools & Services – 2.4%
Bio-Techne Corp	188,673	27,304,757
Codexis Inc*	897,329	14,985,394
NeoGenomics Inc*	2,224,911	28,056,128
		70,346,279
Machinery – 9.2%
Gates Industrial Corp PLC*	2,477,633	32,803,861
ITT Inc	630,645	30,441,234
Kennametal Inc	649,417	21,612,598
Kornit Digital Ltd*,#	1,145,553	21,444,752
Nordson Corp	239,052	28,530,856
Proto Labs Inc*	147,952	16,687,506
Rexnord Corp*	1,527,982	35,067,187
Standex International Corp	504,865	33,916,831
WABCO Holdings Inc*	247,040	26,517,274
Wabtec Corp	276,608	19,431,712
		266,453,811
Oil, Gas & Consumable Fuels – 1.2%
DCP Midstream LP	655,688	17,369,175
Magnolia Oil & Gas Corp*	1,643,725	18,426,157
		35,795,332
Paper & Forest Products – 0.6%
Neenah Inc	288,339	16,988,934
Personal Products – 0.7%
Ontex Group NV	1,049,105	21,458,820
Pharmaceuticals – 3.5%
Catalent Inc*	1,645,939	51,320,378
GW Pharmaceuticals PLC (ADR)*	140,578	13,690,891
Prestige Consumer Healthcare Inc*	793,996	24,518,596
WaVe Life Sciences Ltd*	287,582	12,089,947
		101,619,812

Shares		Value
Common Stocks – (continued)
Professional Services – 1.2%
CoStar Group Inc*	50,400	$17,001,936
TrueBlue Inc*	767,645	17,080,101
		34,082,037
Real Estate Management & Development – 1.2%
FirstService Corp	250,553	17,157,869
Redfin Corp*,#	1,135,312	16,348,493
		33,506,362
Road & Rail – 1.5%
AMERCO	76,203	25,002,966
Old Dominion Freight Line Inc	146,055	18,036,332
		43,039,298
Semiconductor & Semiconductor Equipment – 1.3%
ON Semiconductor Corp*	2,301,518	37,998,062
Software – 19.2%
Altair Engineering Inc*	448,044	12,357,054
Blackbaud Inc	573,981	36,103,405
Cadence Design Systems Inc*	965,531	41,981,288
ChannelAdvisor Corp*,£	1,623,063	18,421,765
Cision Ltd*	2,278,909	26,663,235
Descartes Systems Group Inc*	1,058,728	27,945,765
Envestnet Inc*	626,694	30,827,078
Everbridge Inc*	310,618	17,630,678
Guidewire Software Inc*	243,940	19,571,306
Instructure Inc*	530,635	19,904,119
j2 Global Inc	645,287	44,770,012
LivePerson Inc*	860,525	16,229,501
Nice Ltd (ADR)*	637,280	68,960,069
Paylocity Holding Corp*	398,041	23,966,049
RealPage Inc*	520,399	25,078,028
SailPoint Technologies Holding Inc*	812,683	19,089,924
SS&C Technologies Holdings Inc	1,393,032	62,839,674
Trade Desk Inc*	189,009	21,936,385
Tyler Technologies Inc*	110,205	20,478,293
		554,753,628
Specialty Retail – 1.0%
Sally Beauty Holdings Inc*	650,836	11,096,754
Williams-Sonoma Inc#	338,659	17,085,347
		28,182,101
Textiles, Apparel & Luxury Goods – 0.5%
Carter's Inc	179,593	14,658,381
Thrifts & Mortgage Finance – 0.6%
LendingTree Inc*,#	73,659	16,173,307
Total Common Stocks (cost $2,268,558,100)		2,813,576,280
Warrants – 0%
Internet & Direct Marketing Retail – 0%
Waitr Holdings Inc, expires, 6/1/23* (cost $1,413,630)	785,350	1,138,758
Investment Companies – 4.6%
Investments Purchased with Cash Collateral from Securities Lending – 2.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	65,656,247	65,656,247
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	67,913,516	67,913,516
Total Investment Companies (cost $133,569,763)		133,569,763
Total Investments (total cost $2,403,541,493) – 102.2%		2,948,284,801
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(64,733,558)
Net Assets – 100%		$2,883,551,243

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,697,799,764	91.5%
Israel	90,404,821	3.1
Canada	59,594,614	2.0
United Kingdom	44,932,850	1.5
India	31,293,143	1.1
Belgium	21,458,820	0.7
Ireland	2,800,789	0.1

Total	$2,948,284,801	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 4.0%
Building Products - 1.4%
CSW Industrials Inc*	$-	$-	$(4,407,598)	$39,833,147
Capital Markets - 0.6%
Waitr Holdings Inc*,#	-	-	(471,158)	18,112,138
Diversified Financial Services - 0.5%
GTY Technology Holdings Inc/Cayman Islands*	-	-	(350,620)	14,208,849
Health Care Equipment & Supplies - 0.1%
Trinity Biotech PLC (ADR)*,#	-	-	(2,091,419)	2,800,789
Household Durables - 0.7%
Lovesac Co*,#	-	-	3,282,817	20,732,461
Software - 0.6%
ChannelAdvisor Corp*	-	-	(566,163)	18,421,765
Total Common Stocks	$-	$-	$(4,604,141)	$114,109,149
Investment Companies - 4.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	191,332∆	-	-	65,656,247
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	322,853	-	-	67,913,516
Total Investment Companies	$514,185	$-	$-	$133,569,763
Total Affiliated Investments - 8.6%	$514,185	$-	$(4,604,141)	$247,678,912

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 4.0%
Building Products - 1.4%
CSW Industrials Inc*	823,850	-	-	823,850
Capital Markets - 0.6%
Waitr Holdings Inc*,#	-	1,624,407Ð	-	1,624,407
Diversified Financial Services - 0.5%
GTY Technology Holdings Inc/Cayman Islands*	-	1,428,025	-	1,428,025
Health Care Equipment & Supplies - 0.1%
Trinity Biotech PLC (ADR)*,#	1,223,052	-	-	1,223,052
Household Durables - 0.7%
Lovesac Co*,#	-	903,769	-	903,769
Software - 0.6%
ChannelAdvisor Corp*	1,086,658	536,405	-	1,623,063
Investment Companies - 4.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	54,035,050	180,142,647	(168,521,450)	65,656,247
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	91,146,672	125,214,843	(148,447,999)	67,913,516

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc:
British Pound	1/10/19	(10,389,800)	$13,330,945	$85,069
Citibank NA:
Canadian Dollar	1/10/19	(4,064,000)	3,066,973	89,024
Euro	1/10/19	(5,207,000)	5,950,275	(18,745)

				70,279
Credit Suisse International:
Canadian Dollar	1/17/19	(33,028,000)	24,915,875	708,809
Euro	1/17/19	(510,000)	585,200	179
Euro	1/17/19	(2,694,000)	3,076,729	(13,554)

				695,434
HSBC Securities (USA) Inc:
British Pound	1/31/19	(12,592,500)	15,948,790	(123,732)
Canadian Dollar	1/31/19	(3,193,500)	2,392,260	50,624
Euro	1/31/19	(4,976,000)	5,673,536	(41,931)

				(115,039)
JPMorgan Chase & Co:
Canadian Dollar	1/10/19	(20,239,000)	15,245,392	414,999
Total				$1,150,742

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 98,842,299

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Personal Products	$-	$21,458,820	$-
All Other	2,792,117,460	-	-
Warrants	1,138,758	-	-
Investment Companies	-	133,569,763	-
Total Investments in Securities	$2,793,256,218	$155,028,583	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,348,704	-
Total Assets	$2,793,256,218	$156,377,287	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$197,962	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $22,348,592 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: March 1, 2019

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2019